UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-07076
                                                      --------
                           Wilshire Mutual Funds, Inc.
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                  c/o PFPC Inc.
                         400 Bellevue Parkway, 3rd Floor
                              Wilmington, DE 19809
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Lisa King, Esq.
                                  c/o PFPC Inc.
                         400 Bellevue Parkway, 3rd Floor
                              Wilmington, DE 19809
           ----------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-791-1763
                                                            ------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------

                     Date of reporting period: June 30, 2004
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


The Report to Shareholders is attached herewith.

                       [WILSHIRE MUTUAL FUNDS, INC. LOGO]

                               SEMI-ANNUAL REPORT
                                   (Unaudited)

                         LARGE COMPANY GROWTH PORTFOLIO

                          LARGE COMPANY VALUE PORTFOLIO

                         SMALL COMPANY GROWTH PORTFOLIO

                          SMALL COMPANY VALUE PORTFOLIO

                          WILSHIRE 5000 INDEX PORTFOLIO

                                  JUNE 30, 2004

                                   ----------

                              www.wilshirefunds.com

                          WILSHIRE MUTUAL FUNDS, INC.

Shareholder Letter ........................................................    1
Large Company Growth Portfolio:
   Commentary .............................................................    2
Large Company Value Portfolio:
   Commentary .............................................................    4
Small Company Growth Portfolio:
   Commentary .............................................................    6
Small Company Value Portfolio:
   Commentary .............................................................    8
Wilshire 5000 Index Portfolio:
   Commentary .............................................................   10

Disclosure of Fund Expenses ...............................................   12
Statements of Investments:
   Large Company Growth Portfolio..........................................   14
   Large Company Value Portfolio ..........................................   20
   Small Company Growth Portfolio..........................................   25
   Small Company Value Portfolio ..........................................   31
   Wilshire 5000 Index Portfolio ..........................................   37

Statements of Assets and Liabilities ......................................   72
Statements of Operations ..................................................   74
Statements of Changes in Net Assets .......................................   75

Financial Highlights:
   Large Company Growth Portfolio..........................................   79
   Large Company Value Portfolio ..........................................   82
   Small Company Growth Portfolio..........................................   83
   Small Company Value Portfolio ..........................................   85
   Wilshire 5000 Index Portfolio ..........................................   87

Notes to Financial Statements .............................................   91

                                   ----------

THIS REPORT IS FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF LARGE COMPANY GROWTH PORTFOLIO, LARGE COMPANY VALUE PORTFOLIO, SMALL COMPANY GROWTH PORTFOLIO, SMALL COMPANY VALUE PORTFOLIO AND WILSHIRE 5000 INDEX PORTFOLIO. ITS USE IN CONNECTION WITH ANY OFFERING OF A PORTFOLIO'S SHARES IS AUTHORIZED ONLY IF ACCOMPANIED OR PRECEDED BY THE PORTFOLIO'S CURRENT PROSPECTUS.

     Wilshire Mutual Funds, Inc. are distributed by PFPC Distributors, Inc.

Dear Wilshire Mutual Fund Shareholder,

We are pleased to present this Semi-Annual report to all shareholders of the Wilshire Mutual Funds, Inc. (the "Portfolios"). This report covers the six-month period ended June 30, 2004, for all share classes of the Large Company Growth, Large Company Value, Small Company Growth, Small Company Value and Wilshire 5000 Index Portfolios.

MARKET ENVIRONMENT

Amid optimism that first quarter profits would surpass forecasts and hopes for a lasting economic recovery, equity markets moved higher during the first two months of the year. The market retreated in March due to concerns over global terrorism following the Madrid bombing, largely erasing earlier gains.

The U.S. equity market generated modest gains over the second quarter of 2004 and posted marginal gains. Investors shrugged off rising interest rates, increasing inflationary pressures, and amplified volatility in Iraq in route to this gain. Confident that the Fed is succeeding in reviving the economy, market participants drove interest rates higher as the yield on the 10-year treasury increased 75 basis points to 4.6%. As of June 30, 2004, the Wilshire 5000 Index gained 4.0% year to date, which is surprisingly positive considering the difficult environment we've experienced over the first half of 2004.

Over the first two quarters of 2004, value stocks outperformed growth stocks as investors continue to seek stable earnings. However, growth outpaced value over the 2nd quarter, which is only the second occurrence in the last seven quarters dating back to the end of 2002. The increased demand in growth stocks may suggest that investors' risk appetites are increasing along with their desire to capture potentially higher returns. Small capitalization stocks handily outperformed their large cap counterparts, however, and all styles of domestic stocks posted modest gains over the period.

In terms of sector performance, the energy sector paced the market as these issues continued to benefit from elevated energy prices. Transportation issues outperformed the market as a whole as summer travel is expected to be the busiest in four years. The information technology sector saw a rebound in demand, recouping much of its losses sustained in the 1st quarter to finish slightly negative to flat for the first half of the year. Interest rate sensitive companies were punished by investors over the second quarter in anticipation of rising rates. Banks and homebuilders fell out of favor as investors expect profit margins of these companies to shrink as interest rates rise in the future.

FUND PERFORMANCE OVERVIEW

Examining the performance of the individual funds, Wilshire is pleased to share the results with our shareholders as three of the four style funds outpaced their respective benchmarks. The Wilshire Large Company Growth Portfolio posted a return of 2.6%, slightly underperforming the Russell 1000 Growth Index of 2.7%. The Wilshire Small Company Growth Portfolio was up 7.6% for the six-month period, surpassing the return of the Russell 2000 Growth Index of 5.7%. The Wilshire Large Company Value Portfolio posted a return of 4.0%, slightly beating the Russell 1000 Value Index return of 3.9%. The Wilshire Small Company Value Portfolio managed a return of 10.1%, easily surpassing the Russell 2000 Value return of 7.9%. The Wilshire 5000 Index Portfolio gained 3.6%.

We encourage all shareholders to visit www.wilshirefunds.com. Access to commentary by fund management, daily net asset values, and quarterly performance reports for the Portfolios is available on the site. Additionally, prospectuses and account applications are available, as well.

Thank you for your continued confidence in the Wilshire's mutual funds and we look forward to continuing to serve you in the future.

Sincerely,


/s/ Michael J. Napoli Jr.
-----------------------------------
Michael J. Napoli, Jr.
President and Chairman of the Board

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--------------------------------------------------------------------------------

LARGE COMPANY GROWTH PORTFOLIO
COMMENTARY
--------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 6/30/04 ............................................    2.58%**
ONE YEAR ENDED 6/30/04 ..............................................   15.73%
FIVE YEARS ENDED 6/30/04 ............................................   (2.99)%
TEN YEARS ENDED 6/30/04 .............................................   12.71%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 6/30/04 ............................................    2.79%**
ONE YEAR ENDED 6/30/04 ..............................................   16.14%
FIVE YEARS ENDED 6/30/04 ............................................   (2.68)%
INCEPTION (7/15/96) THROUGH 6/30/04 .................................   10.31%

* ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING CERTAIN PERIODS SINCE INCEPTION, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. FOR THE SIX MONTHS ENDED 6/30/04, THERE WERE NO WAIVERS OR REIMBURSEMENTS. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS SINCE INCEPTION WOULD HAVE BEEN LOWER.

** NOT ANNUALIZED.

*** BASED ON PERCENT OF PORTFOLIO'S TOTAL MARKET VALUE.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT INDICATE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT QUARTER END MAY BE OBTAINED AT WWW.WILSHIREFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST.

                          PORTFOLIO SECTOR WEIGHTING***
                              (As of June 30, 2004)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

CONSUMER DISCRETIONARY       31.4%
HEALTH CARE                  23.7%
INFORMATION TECHNOLOGY       16.5%
CONSUMER STAPLES              9.2%
FINANCIALS                    8.4%
TELECOMMUNICATION SERVICES    3.5%
INDUSTRIALS                   2.9%
ENERGY                        2.8%
MATERIALS                     1.0%
UTILITIES                     0.6%

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--------------------------------------------------------------------------------

LARGE COMPANY GROWTH PORTFOLIO
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

The Large Company Growth Portfolio's (the "Portfolio") Investment Class Shares returned 2.58% while Institutional Class Shares returned 2.79% during the first six months of 2004 (the "period"). After last year's healthy gains, the stock market has been spinning its wheels thus far in 2004, gaining only marginally. The Portfolio underperformed the broad domestic equity market as the Wilshire 5000 Index returned 3.99% over the first half of the year, symptomatic of the large growth investing style trailing other styles.

The Portfolio's performance was driven by holdings in the energy, healthcare, and telecomm sectors. Holdings of Haliburton and Marathon Oil surged as energy prices increased and remained elevated over the first half. Demand for healthcare stocks increased substantially as holdings of Genentech Inc., Johnson & Johnson, and Caremark Rx, Inc. increased, helping performance. AT&T Wireless and Crown Castle International were two strong performers within the Portfolio for the first two quarters, highlighting the Portfolio's positive exposure to telecomm stocks. In a stark reversal, industrial issuers provided robust returns, bouncing back from negative performance over the prior quarter. The Portfolio capitalized on this second quarter rebound via holdings of Boeing, which gained 25% during the period.

Exposure to the technology sector in the first half of the year was a drag on performance. Although the sector fared well over the second quarter, an overweight position hurt the Portfolio. An underweight position to consumer staples hurt returns as this sector beat the overall market, posting consecutive positive gains for the first two quarters of 2004.

The Portfolio is sub-advised by Grantham, Mayo, Van Otterloo & Co., LLC, Putnam Advisory Company, LLC, and Los Angeles Capital Management & Equity Research, Inc. and is advised by Wilshire Associates Inc.

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--------------------------------------------------------------------------------

LARGE COMPANY VALUE PORTFOLIO
COMMENTARY
--------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 6/30/04 ............................................    4.00%**
ONE YEAR ENDED 6/30/04 ..............................................   20.01%
FIVE YEARS ENDED 6/30/04 ............................................    2.09%
TEN YEARS ENDED 6/30/04 .............................................   11.01%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 6/30/04 ............................................    4.14%**
ONE YEAR ENDED 6/30/04 ..............................................   20.36%
FIVE YEARS ENDED 6/30/04 ............................................    2.37%
INCEPTION (7/15/96) THROUGH 6/30/04 .................................    9.34%

* ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING CERTAIN PERIODS SINCE INCEPTION, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. FOR THE SIX MONTHS ENDED 6/30/04, THERE WERE NO WAIVERS OR REIMBURSEMENTS. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS SINCE INCEPTION WOULD HAVE BEEN LOWER.

** NOT ANNUALIZED.

*** BASED ON PERCENT OF PORTFOLIO'S TOTAL MARKET VALUE.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT INDICATE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT QUARTER END MAY BE OBTAINED AT WWW.WILSHIREFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST.

                          PORTFOLIO SECTOR WEIGHTING***
                              (As of June 30, 2004)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

FINANCIALS                   31.2%
CONSUMER DISCRETIONARY       19.8%
ENERGY                       14.1%
INDUSTRIALS                   6.4%
TELECOMMUNICATION SERVICES    6.2%
CONSUMER STAPLES              5.8%
MATERIALS                     5.2%
HEALTH CARE                   4.5%
UTILITIES                     3.6%
INFORMATION TECHNOLOGY        3.2%

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--------------------------------------------------------------------------------

LARGE COMPANY VALUE PORTFOLIO
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

The Large Company Value Portfolio's (the "Portfolio") Investment Class Shares returned 4.00% while Institutional Class Shares returned 4.14% during the first six months of 2004 (the "period"). After a strong 2003, the stock market treaded water in 2004. The Portfolio performed in line with the broad domestic equity market as the Wilshire 5000 Index returned 3.99% over the first half of the year.

The Portfolio was paced by its holdings in energy, utilities, and industrials. Shares of Amerada Hess and ConocoPhillips surged as energy prices increased and remained elevated over the first half. Utilities were also a source of strength for the Portfolio as names such as Edison International and Williams Corporation posted impressive gains during the period.

Consumer discretionary holdings hurt performance as the sector posted negative returns over the first half of the year. General Motors, Viacom, and Comcast lost ground during the period as investors cooled to the sector.

The Portfolio is sub-advised by Alliance Capital Management, L.P., and Los Angeles Capital Management & Equity Research, Inc. and is advised by Wilshire Associates Inc.

--------------------------------------------------------------------------------

SMALL COMPANY GROWTH PORTFOLIO
COMMENTARY
--------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 6/30/04 ............................................    7.63%**
ONE YEAR ENDED 6/30/04 ..............................................   30.73%
FIVE YEARS ENDED 6/30/04 ............................................    6.81%
TEN YEARS ENDED 6/30/04 .............................................    9.57%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 6/30/04 ............................................    7.72%**
ONE YEAR ENDED 6/30/04 ..............................................   31.07%
FIVE YEARS ENDED 6/30/04 ............................................    7.04%
INCEPTION (7/15/96) THROUGH 6/30/04 .................................    7.28%

* ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING CERTAIN PERIODS SINCE INCEPTION, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. FOR THE SIX MONTHS ENDED 6/30/04, FEES TOTALING 0.60% OF AVERAGE NET ASSETS WERE WAIVED. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS SINCE INCEPTION WOULD HAVE BEEN LOWER.

** NOT ANNUALIZED.

*** BASED ON PERCENT OF PORTFOLIO'S TOTAL MARKET VALUE.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT INDICATE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT QUARTER END MAY BE OBTAINED AT WWW.WILSHIREFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

                          PORTFOLIO SECTOR WEIGHTING***
                              (As of June 30, 2004)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

CONSUMER DISCRETIONARY       33.8%
HEALTH CARE                  18.9%
INFORMATION TECHNOLOGY       14.5%
FINANCIALS                    7.1%
INDUSTRIALS                   6.7%
ENERGY                        5.8%
CONSUMER STAPLES              5.1%
TELECOMMUNICATION SERVICES    3.1%
MATERIALS                     2.7%
UTILITIES                     2.3%

--------------------------------------------------------------------------------

SMALL COMPANY GROWTH PORTFOLIO
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

In the six months ended June 30, 2004, (the "period") the Small Company Growth Portfolio's (the "Portfolio") Investment Class Shares returned 7.63% while the Institutional Class Shares returned 7.72%. In a continuing theme, small cap stocks outperformed their larger counterparts over the first half of 2004. After the bursting of the Internet bubble and subsequent poor performance, small cap growth has rebounded as investors' risk appetites return.

Exposure to energy and healthcare issuers was positive for performance. Security selection within the energy sector gave a boost to returns. Energy issues paced the market as they continued to benefit from elevated energy prices over the first half of the year. An overweight position to the healthcare sector was positive for performance as this sector saw high demand from investors. The Portfolio held several stocks that rose dramatically during the first half of the year. Within the healthcare sector, holdings of Cytic Corporation and Osi Pharmaceuticals rose 84% and 119%, respectively.

The Portfolio is sub-advised by Los Angeles Capital Management & Equity Research, Inc. and is advised by Wilshire Associates Inc.

--------------------------------------------------------------------------------

SMALL COMPANY VALUE PORTFOLIO
COMMENTARY
--------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 6/30/04 ............................................   10.09%**
ONE YEAR ENDED 6/30/04 ..............................................   34.77%
FIVE YEARS ENDED 6/30/04 ............................................   10.22%
TEN YEARS ENDED 6/30/04 .............................................   10.97%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 6/30/04 ............................................   10.28%**
ONE YEAR ENDED 6/30/04 ..............................................   35.28%
FIVE YEARS ENDED 6/30/04 ............................................   10.50%
INCEPTION (7/15/96) THROUGH 6/30/04 .................................   11.12%

* ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING CERTAIN PERIODS SINCE INCEPTION, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. FOR THE SIX MONTHS ENDED 6/30/04, FEES TOTALING 0.60% OF AVERAGE NET ASSETS WERE WAIVED. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS SINCE INCEPTION WOULD HAVE BEEN LOWER.

** NOT ANNUALIZED.

*** BASED ON PERCENT OF PORTFOLIO'S TOTAL MARKET VALUE.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT INDICATE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT QUARTER END MAY BE OBTAINED AT WWW.WILSHIREFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

                          PORTFOLIO SECTOR WEIGHTING***
                              (As of June 30, 2004)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

FINANCIALS                     27.1%
CONSUMER DISCRETIONARY         26.2%
INDUSTRIALS                    11.1%
CONSUMER STAPLES                7.4%
ENERGY                          7.0%
HEALTH CARE                     6.2%
MATERIALS                       5.1%
UTILITIES                       5.0%
INFORMATION TECHNOLOGY          3.4%
TELECOMMUNICATION SERVICES      1.5%

--------------------------------------------------------------------------------

SMALL COMPANY VALUE PORTFOLIO
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

In the six months ended June 30, 2004, (the "period") the Small Company Value Portfolio's (the "Portfolio") Investment Class Shares returned 10.09% while the Institutional Class Shares returned 10.28%. Small value led all styles over the first half of 2004 as significant cash flows continue to flow into the small cap stocks.

Exposure to energy and healthcare issuers was positive for performance. Security selection within the energy sector gave a boost to returns. Energy issues paced the market as they continued to benefit from elevated energy prices over the first half of the year. An overweight position to the healthcare sector was positive for performance as this sector saw high demand from investors. The Portfolio held several stocks that rose dramatically during the first half of the year. Within the energy sector, holdings of both Tesoro Corporation and Veritas rose 82%.

The Portfolio is sub-advised by Los Angeles Capital Management & Equity Research, Inc. and is advised by Wilshire Associates Inc.

--------------------------------------------------------------------------------

WILSHIRE 5000 INDEX PORTFOLIO
COMMENTARY
--------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 6/30/04 ............................................    3.60%**
ONE YEAR ENDED 6/30/04 ..............................................   19.93%
FIVE YEARS ENDED 6/30/04 ............................................   (1.76)%
INCEPTION (2/1/99) THROUGH 6/30/04 ..................................   (0.27)%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 6/30/04 ............................................    3.70%**
ONE YEAR ENDED 6/30/04 ..............................................   20.15%
FIVE YEARS ENDED 6/30/04 ............................................   (1.46)%
INCEPTION (2/1/99) THROUGH 6/30/04 ..................................    0.01%

                             QUALIFIED CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 6/30/04 ............................................    3.61%**
ONE YEAR ENDED 6/30/04 ..............................................   19.77%
INCEPTION (5/10/00) THROUGH 6/30/04 .................................   (2.72)%

                            HORACE MANN CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

SIX MONTHS ENDED 6/30/04 ............................................    3.61%**
ONE YEAR ENDED 6/30/04 ..............................................   19.75%
INCEPTION (12/10/99) THROUGH 6/30/04 ................................   (0.33)%

* ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING CERTAIN PERIODS SINCE INCEPTION, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. FOR THE SIX MONTHS ENDED 6/30/04, THERE WERE NO WAIVERS OR REIMBURSEMENTS. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS SINCE INCEPTION WOULD HAVE BEEN LOWER.

** NOT ANNUALIZED.

*** BASED ON PERCENT OF PORTFOLIO'S TOTAL MARKET VALUE.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT INDICATE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT QUARTER END MAY BE OBTAINED AT WWW.WILSHIREFUNDS.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST.

                          PORTFOLIO SECTOR WEIGHTING***
                              (As of June 30, 2004)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

CONSUMER DISCRETIONARY         26.5%
FINANCIALS                     21.7%
HEALTH CARE                    12.5%
INFORMATION TECHNOLOGY         10.2%
CONSUMER STAPLES                9.0%
UTILITIES                       6.9%
INDUSTRIALS                     5.2%
TELECOMMUNICATION SERVICES      4.4%
ENERGY                          2.2%
MATERIALS                       1.4%

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--------------------------------------------------------------------------------

WILSHIRE 5000 INDEX PORTFOLIO
COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

For the six-month period ended June 30, 2004, all classes of the Wilshire 5000 Index Portfolio (the "Portfolio") performed in line with the return of the Wilshire 5000 Index (the "Index"). The Index rose modestly in concert with the entire U.S. stock market and posted a gain of 3.99% for the period. The positive performance was tracked by the Portfolio's Investment Class Shares, which picked up 3.60%. The Institutional Class Shares rose 3.70%. Both the Horace Mann Class Shares and the Qualified Class Shares gained 3.61% over the period. The returns of the Index were positive mainly due to the impressive performance of U.S equities in the second quarter.

The Portfolio's top ten holdings provided mixed results over the first half of 2004. Of the top five holdings, General Electric Corporation (+5.9%), Microsoft (+3.7%), and Exxon Mobil (+9.7%) provided positive returns while Citigroup (-2.6%) and Pfizer (-2.1%) lost ground. Wal-Mart Stores, the sixth largest holding, lagged the group as it decreased 13.7%.

The Portfolio is sub-advised by Los Angeles Capital Management & Equity Research, Inc. and is advised by Wilshire Associates Inc.

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--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
DISCLOSURE OF FUND EXPENSES
                        FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio (or a "fund"), you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's ACTUAL return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had annual return of 5% before expenses and that the expense ratio is unchanged. In this case, because the return used is NOT the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ONGOING costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Mutual Funds, Inc. has no such charges or fees, but they may be present in other funds that you compare this data to. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
DISCLOSURE OF FUND EXPENSES - (CONTINUED)
                        FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                     Beginning    Ending                Expenses
                                      Account     Account                 Paid
                                       Value       Value     Expense     During
                                      01/01/04   06/30/04   Ratio (1)   Period (2)
                                     ---------   --------   ---------   ----------
LARGE COMPANY GROWTH PORTFOLIO
----------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investment Class .................     $1,000     $1,026      1.41%         $ 7
Institutional Class ..............      1,000      1,028      1.06            5

HYPOTHETICAL 5% RETURN
Investment Class .................      1,000      1,018      1.41            7
Institutional Class ..............      1,000      1,020      1.06            5

LARGE COMPANY VALUE PORTFOLIO
----------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investment Class .................      1,000      1,040      1.60            8
Institutional Class ..............      1,000      1,041      1.31            7

HYPOTHETICAL 5% RETURN
Investment Class .................      1,000      1,017      1.60            8
Institutional Class ..............      1,000      1,018      1.31            7

SMALL COMPANY GROWTH PORTFOLIO
----------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investment Class .................      1,000      1,076      2.17           11
Institutional Class ..............      1,000      1,077      1.84           10

HYPOTHETICAL 5% RETURN
Investment Class .................      1,000      1,014      2.17           11
Institutional Class ..............      1,000      1,016      1.84            9

SMALL COMPANY VALUE PORTFOLIO
----------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investment Class .................      1,000      1,101      1.47            8
Institutional Class ..............      1,000      1,103      1.17            6

HYPOTHETICAL 5% RETURN
Investment Class .................      1,000      1,018      1.47            7
Institutional Class ..............      1,000      1,019      1.17            6

WILSHIRE 5000 INDEX PORTFOLIO
----------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investment Class .................      1,000      1,036      0.92            5
Institutional Class ..............      1,000      1,037      0.63            3
Qualified Class ..................      1,000      1,036      0.99            5
Horace Mann Class ................      1,000      1,036      0.98            5

HYPOTHETICAL 5% RETURN
Investment Class .................      1,000      1,020      0.92            5
Institutional Class ..............      1,000      1,022      0.63            3
Qualified Class ..................      1,000      1,020      0.99            5
Horace Mann Class ................      1,000      1,020      0.98            5

(1) ANNUALIZED, BASED ON THE PORTFOLIO'S MOST RECENT FISCAL HALF-YEAR EXPENSES.

(2) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO                                     JUNE 30, 2004
STATEMENT OF INVESTMENTS                                             (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          COMMON STOCKS - 99.1%
          AEROSPACE - 1.2%
 11,300   Alliant Techsystems, Inc.*                                $    715,742
 89,500   Boeing Company                                               4,572,555
  4,500   General Dynamics Corporation                                   446,850
  4,500   L-3 Communications Holdings, Inc.*                             300,600
 10,400   Lockheed Martin Corporation                                    541,632
  2,600   United Technologies Corporation                                237,848
                                                                    ------------
                                                                       6,815,227
                                                                    ------------
          AIR TRANSPORTATION - 0.2%
 74,013   AMR Corporation*                                               896,297
                                                                    ------------
          APPAREL - 0.3%
 19,200   Coach, Inc.*                                                   867,648
 10,500   Nike, Inc., Class B                                            795,375
                                                                    ------------
                                                                       1,663,023
                                                                    ------------
          BANKS - 0.3%
 27,536   Hudson City Bancorp, Inc.                                      920,804
 14,400   State Street Corporation                                       706,176
  5,800   U.S. Bancorp                                                   159,849
  3,900   Wells Fargo & Company                                          223,196
                                                                    ------------
                                                                       2,010,025
                                                                    ------------
          BUSINESS MACHINES - 7.9%
 27,900   Adobe Systems, Inc.                                          1,297,350
 20,200   Autodesk, Inc.                                                 864,762
688,757   Cisco Systems, Inc.*                                        16,323,541
 34,300   Compuware Corporation*                                         226,380
292,300   Dell, Inc.*                                                 10,470,186
 66,900   EMC Corporation*                                               762,660
 55,000   Hewlett-Packard Company                                      1,160,500
 58,317   International Business Machines
             Corporation                                               5,140,644
 23,900   Lexmark International, Inc.*                                 2,307,067
  8,500   NCR Corporation*                                               421,515
  2,600   Network Appliance, Inc.*                                        55,978
297,100   Oracle Corporation*                                          3,544,403
  7,800   Pitney Bowes, Inc.                                             345,150
  8,700   SanDisk Corporation*                                           188,703
  5,200   Storage Technology Corporation*                                150,800
 76,910   Sun Microsystems, Inc.*                                        333,789
 96,100   Xerox Corporation*                                           1,393,450
                                                                    ------------
                                                                      44,986,878
                                                                    ------------
          BUSINESS SERVICES - 10.0%
 28,090   Accenture, Ltd., Class A*                                      771,913
  7,200   Affiliated Computer Services, Inc.,
             Class A*                                                    381,168
  7,000   Affymetrix, Inc.*                                              229,110
 45,267   Allied Waste Industries, Inc.*                                 596,619
 35,328   Automatic Data Processing, Inc.                              1,479,537
  1,800   Brink's Company                                                 61,650
 14,699   CDW Corporation                                                937,208
 91,273   Cendant Corporation*                                         2,234,363
 35,970   CheckFree Corporation*                                       1,079,100
 29,802   Citrix Systems, Inc.*                                          606,769
 40,072   Cognizant Technology Solutions
             Corporation*                                              1,018,229
 26,200   Computer Associates International,
             Inc.                                                        735,172
 10,700   Computer Sciences Corporation*                                 496,801
 55,800   Convergys Corporation*                                         859,320
 60,132   eBay, Inc.*                                                  5,529,137
 18,800   Electronic Data Systems Corporation                            360,020
  1,050   Fair Isaac Corporation                                          35,049
 64,400   First Data Corporation                                       2,867,088
 25,100   Fiserv, Inc.*                                                  976,139
  6,439   Getty Images, Inc., Class A*                                   386,340
  6,410   Grainger (W.W.), Inc.                                          368,575
  2,500   H & R Block, Inc.                                              119,200
 17,825   Ingram Micro, Inc., Class A*                                   257,928
 64,999   Interpublic Group of Companies, Inc.*                          892,436
 41,864   Intuit, Inc.*                                                1,615,113
 57,813   Juniper Networks, Inc.*                                      1,420,465
    500   Manpower, Inc.                                                  25,385
764,248   Microsoft Corporation                                       21,826,923
  4,590   Network Associates, Inc.*                                       83,217
  3,700   Omnicom Group, Inc.                                            280,793
 11,224   Paychex, Inc.                                                  380,269
 65,000   Symantec Corporation*                                        2,845,700
 14,800   Tech Data Corporation*                                         579,124
 37,484   VeriSign, Inc.*                                                745,932
123,272   Yahoo, Inc.*                                                 4,478,472
                                                                    ------------
                                                                      57,560,264
                                                                    ------------
          CHEMICALS - 0.2%
  4,200   Dow Chemical Company                                           170,940
  2,000   du Pont (E.I.) de Nemours & Company                             88,840
  3,200   Ecolab, Inc.                                                   101,440
  6,400   Engelhard Corporation                                          206,784
  2,966   Lyondell Chemical Company                                       51,579
 14,500   OM Group, Inc.*                                                478,645
                                                                    ------------
                                                                       1,098,228
                                                                    ------------
          CONSTRUCTION - 0.5%
  5,600   Centex Corporation                                             256,200

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO                                     JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          CONSTRUCTION (CONTINUED)
 38,150   D.R. Horton, Inc.                                         $  1,083,460
 11,213   Masco Corporation                                              349,621
  2,227   NVR, Inc.*                                                   1,078,314
    972   Toll Brothers, Inc.*                                            41,135
                                                                    ------------
                                                                       2,808,730
                                                                    ------------
          CONSUMER DURABLES - 0.5%
  6,440   Black & Decker Corporation                                     400,117
 18,934   Maytag Corporation                                             464,072
  4,100   Mohawk Industries, Inc.*                                       300,653
 14,750   Rent-A-Center, Inc.*                                           441,468
  3,000   Stanley Works                                                  136,740
 14,000   Whirlpool Corporation                                          960,400
                                                                    ------------
                                                                       2,703,450
                                                                    ------------
          CONTAINERS - 0.2%
  3,900   Ball Corporation                                               280,995
 13,800   Sealed Air Corporation*                                        735,126
 18,136   Smurfit-Stone Container Corporation*                           361,813
                                                                    ------------
                                                                       1,377,934
                                                                    ------------
          COSMETICS - 0.9%
  2,132   Alberto-Culver Company, Class B                              1,069,035
 21,200   Avon Products, Inc.                                            978,168
 14,300   Colgate-Palmolive Company                                      835,835
 20,800   Estee Lauder Companies, Inc., Class A                        1,014,624
 26,500   Gillette Company                                             1,123,600
                                                                    ------------
                                                                       5,021,262
                                                                    ------------
          DOMESTIC OIL - 0.3%
  2,934   Kerr-McGee Corporation                                         157,746
 28,700   Marathon Oil Corporation                                     1,086,008
 11,402   Sunoco, Inc.                                                   725,395
                                                                    ------------
                                                                       1,969,149
                                                                    ------------
          DRUGS & MEDICINE - 22.6%
129,786   Abbott Laboratories                                          5,290,077
    400   Accredo Health, Inc.*                                           15,580
  6,030   Allergan, Inc.                                                 539,806
 36,200   AmerisourceBergen Corporation                                2,164,036
 92,905   Amgen, Inc.*                                                 5,069,826
 18,000   Anthem, Inc.*                                                1,612,080
  7,200   Bard (C.R.), Inc.                                              407,880
  3,300   Barr Laboratories, Inc.*                                       111,210
 57,100   Baxter International, Inc.                                   1,970,521
 11,800   Becton, Dickinson & Company                                    611,240
 11,400   Biogen Idec, Inc.*                                             721,050
 18,513   Biomet, Inc.                                                   822,718
 36,700   Boston Scientific Corporation*                               1,570,760
 39,675   Bristol-Myers Squibb Company                                   972,037
 89,916   Cardinal Health, Inc.                                        6,298,616
 80,816   Caremark Rx, Inc.*                                           2,662,079
  2,560   Chiron Corporation*                                            114,278
 31,550   Coventry Health Care, Inc.*                                  1,542,795
  2,900   Dade Behring Holdings, Inc.*                                   137,808
 21,450   DaVita, Inc.*                                                  661,303
 12,600   Edwards Lifesciences Corporation*                              439,110
 12,708   Endo Pharmaceuticals Holdings, Inc.*                           298,003
 36,440   Eon Labs, Inc.*                                              1,491,489
 16,782   Express Scripts, Inc.*                                       1,329,638
 44,400   Forest Laboratories, Inc.*                                   2,514,372
 74,800   Genentech, Inc.*                                             4,203,760
    770   Genzyme Corporation*                                            36,444
 10,721   Gilead Sciences, Inc.*                                         718,307
 24,100   HCA, Inc.                                                    1,002,319
 24,800   Health Management Associates, Inc.,
             Class A                                                     556,016
 21,011   Health Net, Inc.*                                              556,791
 23,800   Henry Schein, Inc.*                                          1,502,732
 13,258   Hospira, Inc.*                                                 365,921
 21,400   Humana, Inc.*                                                  361,660
 11,000   IDEXX Laboratories, Inc.*                                      692,340
  7,576   ImClone Systems, Inc.*                                         649,945
 51,700   IMS Health, Inc.                                             1,211,848
  4,100   INAMED Corporation*                                            257,685
  7,000   Invitrogen Corporation*                                        503,930
255,078   Johnson & Johnson                                           14,207,845
 49,300   Lilly (Eli) & Company                                        3,446,563
 22,500   Lincare Holdings, Inc.*                                        739,350
  9,300   McKesson Corporation                                           319,269
 28,147   Medco Health Solutions, Inc.*                                1,055,513
 13,647   Medicis Pharmaceutical Corporation,
             Class A                                                     545,198
 83,114   Medtronic, Inc.                                              4,049,314
200,372   Merck & Company, Inc.                                        9,517,670
    200   MGI Pharma, Inc.*                                                5,402
 27,800   Millennium Pharmaceuticals, Inc.*                              383,640
 11,200   Mylan Laboratories, Inc.*                                      226,800
  3,000   NBTY, Inc.*                                                     88,170
  7,300   Oxford Health Plans, Inc.*                                     401,792
 24,100   PacifiCare Health Systems, Inc.*                               931,706
 18,200   Patterson Dental Company*                                    1,392,118
735,572   Pfizer, Inc.                                                25,215,408
 10,485   Pharmaceutical Product Development,
             Inc.*                                                       333,108
  4,600   Quest Diagnostics, Inc.                                        390,770
  5,800   Respironics, Inc.*                                             340,750

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO                                     JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          DRUGS & MEDICINE (CONTINUED)
 50,858   Schering-Plough Corporation                               $    939,856
    900   Sierra Health Services, Inc.*                                   40,230
  5,100   St. Jude Medical, Inc.*                                        385,815
 24,400   Stryker Corporation                                          1,342,000
 30,600   Tenet Healthcare Corporation*                                  410,346
 21,222   UnitedHealth Group, Inc.                                     1,321,070
  5,200   Valeant Pharmaceuticals International                          104,000
 18,100   Varian Medical Systems, Inc.*                                1,436,235
 29,200   WellChoice, Inc.*                                            1,208,880
 10,800   WellPoint Health Networks, Inc.*                             1,209,708
 19,082   Western Digital Corporation*                                   165,250
 94,300   Wyeth                                                        3,409,888
 20,034   Zimmer Holdings, Inc.*                                       1,766,999
                                                                    ------------
                                                                     129,318,673
                                                                    ------------
          ELECTRONICS - 8.5%
 22,200   Advanced Micro Devices, Inc.*                                  352,980
 26,100   Agilent Technologies, Inc.*                                    764,208
 23,400   Altera Corporation*                                            519,948
 10,000   Amkor Technology, Inc.*                                         81,800
 31,100   Analog Devices, Inc.*                                        1,464,188
112,656   Applied Materials, Inc.*                                     2,210,311
 22,000   Arrow Electronics, Inc.*                                       590,040
 21,600   Atmel Corporation*                                             127,872
 21,100   Broadcom Corporation, Class A*                                 986,847
 14,900   Cree, Inc.*                                                    346,872
 28,300   Cypress Semiconductor Corporation*                             401,577
 12,200   Fairchild Semiconductor International,
             Inc.*                                                       199,714
  5,000   Foundry Networks, Inc.*                                         70,350
 51,450   Guidant Corporation                                          2,875,026
 12,100   Harman International Industries, Inc.                        1,101,100
797,784   Intel Corporation                                           22,018,838
  5,500   International Rectifier Corporation*                           227,810
 22,300   Jabil Circuit, Inc.*                                           561,514
  3,900   KLA-Tencor Corporation*                                        192,582
 26,900   Lam Research Corporation*                                      720,920
 33,200   Linear Technology Corporation                                1,310,404
 52,200   LSI Logic Corporation*                                         397,764
 12,020   Maxim Integrated Products, Inc.                                630,088
  5,377   Microchip Technology, Inc.                                     169,591
 87,110   Micron Technology, Inc.*                                     1,333,654
 58,000   National Semiconductor Corporation*                          1,275,420
  5,600   QLogic Corporation*                                            148,904
 80,700   Sanmina-SCI Corporation*                                       734,370
 21,400   Teradyne, Inc.*                                                485,780
207,318   Texas Instruments, Inc.                                      5,012,949
 12,450   Waters Corporation*                                            594,861
 31,400   Xilinx, Inc.*                                                1,045,934
                                                                    ------------
                                                                      48,954,216
                                                                    ------------
          ENERGY & UTILITIES - 0.6%
 61,800   AES Corporation*                                               613,674
 21,200   Duke Energy Corporation                                        430,148
 34,100   Edison International*                                          871,937
 38,700   PG&E Corporation*                                            1,081,278
 24,300   Williams Companies, Inc.                                       289,170
 21,600   Xcel Energy, Inc.                                              360,936
                                                                    ------------
                                                                       3,647,143
                                                                    ------------
          ENERGY - RAW MATERIALS - 0.9%
  4,900   Apache Corporation                                             213,395
  3,500   ConocoPhillips                                                 267,015
 24,598   Devon Energy Corporation                                     1,623,468
  6,275   Grant Prideco, Inc.*                                           115,837
 43,000   Halliburton Company                                          1,301,180
 22,662   Valero Energy Corporation                                    1,671,549
                                                                    ------------
                                                                       5,192,444
                                                                    ------------
          FOOD & AGRICULTURE - 3.1%
 33,307   AGCO Corporation*                                              678,464
 17,467   Archer-Daniels-Midland Company                                 293,096
126,400   Coca-Cola Company                                            6,380,672
 97,300   Coca-Cola Enterprises, Inc.                                  2,820,727
  7,900   Dean Foods Company*                                            294,749
 14,200   Monsanto Company                                               546,700
 15,100   Pepsi Bottling Group, Inc.                                     461,154
 63,500   PepsiCo, Inc.                                                3,421,380
  5,100   Sara Lee Corporation                                           117,249
 68,276   Sysco Corporation                                            2,449,060
 18,100   Tyson Foods, Inc., Class A                                     379,195
                                                                    ------------
                                                                      17,842,446
                                                                    ------------
          GOLD - 0.0%**
  3,896   Newmont Mining Corporation                                     151,009
                                                                    ------------
          INSURANCE - 2.6%
 16,803   Aetna, Inc.                                                  1,428,255
  9,600   AFLAC, Inc.                                                    391,776
  8,000   Allstate Corporation                                           372,400
  4,800   Ambac Financial Group, Inc.                                    352,512
 76,000   American International Group, Inc.                           5,417,280
 21,957   CIGNA Corporation                                            1,510,861
 45,170   Fidelity National Financial, Inc.                            1,686,648
  5,000   First American Corporation                                     129,450

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO                                     JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          INSURANCE (CONTINUED)
  1,800   Gallagher (Arthur J.) & Company                           $     54,810
 12,400   Hartford Financial Services Group, Inc.                        852,376
 23,700   Marsh & McLennan Companies, Inc.                             1,075,506
  1,859   Nationwide Financial Services, Inc.,
             Class A                                                      69,917
  3,950   PMI Group, Inc.                                                171,904
 12,300   Progressive Corporation                                      1,049,190
  3,400   Radian Group, Inc.                                             162,860
                                                                    ------------
                                                                      14,725,745
                                                                    ------------
          INTERNATIONAL OIL - 1.5%
 57,707   Amerada Hess Corporation                                     4,569,817
 14,200   ChevronTexaco Corporation                                    1,336,362
  8,819   ConocoPhillips                                                 672,802
 39,150   Exxon Mobil Corporation                                      1,738,651
  4,200   Pogo Producing Company                                         207,480
                                                                    ------------
                                                                       8,525,112
                                                                    ------------
          LIQUOR - 0.4%
 37,400   Anheuser-Busch Companies, Inc.                               2,019,600
                                                                    ------------
          MEDIA - 1.1%
 23,900   Cablevision Systems New York Group,
             Class A*                                                    469,635
 13,913   Dow Jones & Company, Inc.                                      627,476
 11,800   EchoStar Communications Corporation,
             Class A*                                                    362,850
 35,587   Liberty Media Corporation, Class A*                            319,927
  1,779   Liberty Media International, Inc.,
             Class A*                                                     66,014
  9,700   McGraw-Hill Companies, Inc.                                    742,729
  9,237   New York Times Company, Class A                                412,986
  1,500   Scripps (E.W.) Company, Class A                                157,500
 70,825   Time Warner, Inc.*                                           1,245,104
 11,945   Univision Communications, Inc.,
             Class A*                                                    381,404
 11,200   Viacom, Inc., Class B                                          400,064
 13,200   Walt Disney Company                                            336,468
  7,500   Westwood One, Inc.*                                            178,500
 14,100   XM Satellite Radio Holdings, Inc.,
             Class A*                                                    384,789
                                                                    ------------
                                                                       6,085,446
                                                                    ------------
          MISCELLANEOUS - 0.0%**
  3,600   Weight Watchers International, Inc.*                           140,904
                                                                    ------------
          MISCELLANEOUS FINANCE - 5.1%
    100   Affiliated Managers Group, Inc.*                                 5,037
 29,700   American Express Company                                     1,525,986
  8,200   AmeriCredit Corporation*                                       160,146
 24,600   Capital One Financial Corporation                            1,682,148
    596   Chicago Mercantile Exchange                                     86,045
 15,400   CIT Group, Inc.                                                589,666
 36,700   Citigroup, Inc.                                              1,706,550
 27,850   Doral Financial Corporation                                    960,825
 27,289   E*TRADE Financial Corporation*                                 304,272
  5,000   Equifax, Inc.                                                  123,750
133,679   Fannie Mae                                                   9,539,334
  8,600   Federated Investors, Inc., Class B                             260,924
  3,500   Franklin Resources, Inc.                                       175,280
 40,400   Freddie Mac                                                  2,557,320
  1,600   Friedman, Billings, Ramsey Group, Inc.                          31,664
  2,500   Legg Mason, Inc.                                               227,525
129,560   MBNA Corporation                                             3,341,352
 13,400   Merrill Lynch & Company, Inc.                                  723,332
 20,000   Moody's Corporation                                          1,293,200
  9,500   Morgan Stanley                                                 501,315
  3,700   Nuveen Investments, Class A                                     99,160
 38,200   Providian Financial Corporation*                               560,394
 10,730   Schwab (Charles) Corporation                                   103,115
 10,200   SEI Investments Company                                        296,208
 45,900   SLM Corporation                                              1,856,655
  8,329   T. Rowe Price Group, Inc.                                      419,782
                                                                    ------------
                                                                      29,130,985
                                                                    ------------
          MOTOR VEHICLES - 1.5%
  5,600   ArvinMeritor, Inc.                                             109,592
  6,200   Cummins, Inc.                                                  387,500
151,084   Ford Motor Company                                           2,364,465
 51,100   General Motors Corporation                                   2,380,749
 40,828   Harley-Davidson, Inc.                                        2,528,886
 17,049   Navistar International Corporation*                            660,819
                                                                    ------------
                                                                       8,432,011
                                                                    ------------
          NON-DURABLES & ENTERTAINMENT - 2.9%
  6,900   CBRL Group, Inc.                                               212,865
 40,759   Energizer Holdings, Inc.*                                    1,834,155
  5,900   Fortune Brands, Inc.                                           445,037
 21,600   GTECH Holdings Corporation                                   1,000,296
  5,700   Hasbro, Inc.                                                   108,300
  4,300   InterActiveCorp*                                               129,602
  5,900   International Game Technology                                  227,740

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO                                     JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          NON-DURABLES & ENTERTAINMENT
             (CONTINUED)
 23,950   Kimberly-Clark Corporation                                $  1,577,826
200,000   Procter & Gamble Company                                    10,888,000
  5,700   Rayovac Corporation*                                           160,170
  1,000   Sherwin-Williams Company                                        41,550
                                                                    ------------
                                                                      16,625,541
                                                                    ------------
          NON-FERROUS METALS - 0.3%
 28,200   Alcoa, Inc.                                                    931,446
  7,000   Freeport-McMoRan Copper & Gold, Inc.,
             Class B                                                     232,050
  7,500   Phelps Dodge Corporation*                                      581,325
                                                                    ------------
                                                                       1,744,821
                                                                    ------------
          OPTICAL & PHOTO - 0.4%
  9,400   Bausch & Lomb, Inc.                                            611,658
 54,700   Eastman Kodak Company                                        1,475,806
                                                                    ------------
                                                                       2,087,464
                                                                    ------------
          PAPER & FOREST PRODUCTS - 0.3%
  1,300   Boise Cascade Corporation                                       48,932
 29,177   Georgia-Pacific Corporation                                  1,078,965
  9,400   Weyerhaeuser Company                                           593,328
                                                                    ------------
                                                                       1,721,225
                                                                    ------------
          PHARMACEUTICALS - 0.9%
 80,700   UnitedHealth Group, Inc.                                     5,023,575
                                                                    ------------
          PRODUCER GOODS - 5.6%
 63,650   3M Company                                                   5,729,136
 21,800   American Standard Companies, Inc.*                             878,758
  5,672   Avery Dennison Corporation                                     363,065
 10,200   Caterpillar, Inc.                                              810,288
 31,000   Danaher Corporation                                          1,607,350
 13,600   Fisher Scientific International, Inc.*                         785,400
440,793   General Electric Company                                    14,281,693
 47,000   Gilliette Company                                            1,992,800
  9,400   Honeywell International, Inc.                                  344,322
 14,100   Illinois Tool Works, Inc.                                    1,352,049
  6,200   Johnson Controls, Inc.                                         330,956
 18,200   Pall Corporation                                               476,658
  1,300   Precision Castparts Corporation                                 71,097
  5,000   Textron, Inc.                                                  296,750
 22,600   Timken Company                                                 598,674
  2,800   W.W. Grainger, Inc.                                            161,000
 26,300   Whirlpool Corporation                                        1,804,180
                                                                    ------------
                                                                      31,884,176
                                                                    ------------
          RESTAURANTS - 0.9%
 26,850   Applebee's International, Inc.                                 618,087
  2,200   Brinker International, Inc.*                                    75,064
 17,400   Darden Restaurants, Inc.                                       357,570
 96,600   McDonald's Corporation                                       2,511,600
 11,600   Outback Steakhouse, Inc.                                       479,776
 21,200   Starbucks Corporation*                                         921,776
                                                                    ------------
                                                                       4,963,873
                                                                    ------------
          RETAIL - 10.4%
 17,500   Abercrombie & Fitch Company, Class A*                          678,125
 13,300   Advance Auto Parts, Inc.*                                      587,594
 48,754   Amazon.com, Inc.*                                            2,652,218
 14,600   American Eagle Outfitters, Inc.*                               422,086
 32,100   AnnTaylor Stores Corporation*                                  930,258
 10,924   AutoZone, Inc.*                                                875,012
  4,900   Barnes & Noble, Inc.*                                          166,502
 25,950   Bed Bath & Beyond, Inc.                                        997,777
 59,700   Best Buy Company, Inc.                                       3,029,178
    265   Blockbuster, Inc., Class A                                       4,023
  6,000   Chico's FAS, Inc.*                                             270,960
 11,400   Claire's Stores, Inc.                                          247,380
 69,200   Costco Wholesale Corporation*                                2,842,044
 22,300   CVS Corporation                                                937,046
 22,700   Dollar General Corporation                                     444,012
 24,900   Dollar Tree Stores, Inc.*                                      683,007
 18,000   Federated Department Stores, Inc.                              883,800
 15,300   Foot Locker, Inc.                                              372,402
 66,600   Gap, Inc.                                                    1,615,050
334,200   Home Depot, Inc.                                            11,763,840
 23,200   Kohl's Corporation*                                            980,896
 82,400   Kroger Company*                                              1,499,680
 58,973   Lowe's Companies, Inc.                                       3,099,031
 31,600   May Department Stores Company                                  868,684
  6,500   Michaels Stores, Inc.                                          357,500
 15,500   Nordstrom, Inc.                                                660,455
  4,400   Office Depot, Inc.*                                             78,804
  9,450   Pacific Sunwear of California, Inc.*                           184,936
  1,600   Penney (J.C.) Company, Inc.                                     60,416
 17,200   Pier 1 Imports, Inc.                                           304,268
 12,171   RadioShack Corporation                                         348,456
 35,400   Rite Aid Corporation*                                          184,788
 24,800   Ross Stores, Inc.                                              663,648
 10,700   Safeway, Inc.*                                                 271,138
 25,177   Sears, Roebuck & Company                                       950,684
 57,700   Staples, Inc.*                                               1,691,187
 60,600   Target Corporation                                           2,573,682
  6,000   Tiffany & Company                                              221,100
 30,900   TJX Companies, Inc.                                            745,926
229,400   Wal-Mart Stores, Inc.                                       12,103,144
 38,450   Walgreen Company                                             1,392,275

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO                                     JUNE 30, 2004
STATEMENT OF INVESTMENTS-(CONTINUED)                                 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          RETAIL (CONTINUED)
  1,200   Whole Foods Market, Inc.*                                 $    114,540
                                                                    ------------
                                                                      59,757,552
                                                                    ------------
          SCHOOLS - 1.3%
 49,956   Apollo Group, Inc., Class A*                                 4,410,615
 47,000   Career Education Corporation*                                2,141,320
  8,700   ITT Educational Services, Inc.*                                330,774
  4,000   University of Phoenix Online*                                  350,360
                                                                    ------------
                                                                       7,233,069
                                                                    ------------
          STEEL - 0.2%
  8,400   Nucor Corporation                                              644,784
 18,951   United States Steel Corporation                                665,559
  3,822   Worthington Industries, Inc.                                    78,466
                                                                    ------------
                                                                       1,388,809
                                                                    ------------
          TELECOMMUNICATIONS - 3.5%
  8,700   ADTRAN, Inc.                                                   290,319
  7,800   American Tower Corporation, Class A*                           118,560
 63,001   Avaya, Inc.*                                                   994,786
  9,500   BellSouth Corporation                                          249,090
 39,200   Citizens Communications Company*                               474,320
  8,900   Crown Castle International Corporation*                        131,275
 89,200   Level 3 Communications, Inc.*                                  316,660
246,382   Motorola, Inc.                                               4,496,472
 62,500   Nextel Communications,  Inc., Class A*                       1,666,250
 38,600   Nextel Partners, Inc., Class A*                                614,512
 11,000   NII Holdings, Inc.*                                            370,590
137,500   QUALCOMM, Inc.                                              10,034,750
  2,900   Scientific-Atlanta, Inc.                                       100,050
  3,460   SpectraSite, Inc.*                                             149,541
                                                                    ------------
                                                                      20,007,175
                                                                    ------------
          TOBACCO - 0.8%
 91,200   Altria Group, Inc.                                           4,564,560
                                                                    ------------
          TRAVEL & RECREATION - 0.4%
  2,200   Brunswick Corporation                                           89,760
 20,100   Caesars Entertainment, Inc.*                                   301,500
  4,400   Harrah's Entertainment, Inc.                                   238,040
  8,200   Mandalay Resort Group*                                         562,848
 21,900   Royal Caribbean Cruises, Ltd.                                  950,679
  8,900   Starwood Hotels & Resorts Worldwide,
             Inc.                                                        399,165
                                                                    ------------
                                                                       2,541,992
                                                                    ------------
          TRUCKING & FREIGHT - 0.8%
  7,100   C.H. Robinson Worldwide, Inc.                                  325,464
  4,700   CNF, Inc.                                                      195,332
 11,700   J.B. Hunt Transport Services, Inc.*                            451,386
  4,700   PACCAR, Inc.                                                   272,553
  8,700   Ryder System, Inc.                                             348,609
 41,700   United Parcel Service, Inc., Class B                         3,134,589
                                                                    ------------
                                                                       4,727,933
                                                                    ------------
          TOTAL COMMON STOCKS
             (Cost $472,922,081)                                     567,347,966
                                                                    ------------
EXCHANGE TRADED FUNDS - 0.1%
 10,200   Nasdaq-100 Index Tracking Stock                                385,050
  4,900   SPDR Trust Series 1                                            561,197
                                                                    ------------
          TOTAL EXCHANGE TRADED FUNDS
             (Cost $932,211)                                             946,247
                                                                    ------------
TOTAL INVESTMENTS
   (Cost $473,854,292)                                   99.2%       568,294,213
OTHER ASSETS AND LIABILITIES
   (Net)                                                  0.8%         4,301,882
                                                        -----       ------------
NET ASSETS                                              100.0%      $572,596,095
                                                        =====       ============

--------------
*    Non-income producing security.

**   Amount represents less than 0.1% of net assets.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS                                             (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
COMMON STOCKS - 99.8%
          AEROSPACE - 1.7%
  1,119   Alliant Techsystems, Inc.*                                $     70,877
  4,500   Boeing Company                                                 229,905
  1,285   General Dynamics Corporation                                   127,601
  6,400   Goodrich Corporation                                           206,912
    400   Lockheed Martin Corporation                                     20,832
  4,570   Northrop Grumman Corporation                                   245,409
                                                                    ------------
                                                                         901,536
                                                                    ------------
          AIR TRANSPORTATION - 0.0%**
    340   AMR Corporation*                                                 4,117
                                                                    ------------
          APPAREL - 0.9%
    400   Coach, Inc.*                                                    18,076
  7,100   Jones Apparel Group, Inc.                                      280,308
    700   Nike, Inc., Class B                                             53,025
  2,600   V.F. Corporation                                               126,620
                                                                    ------------
                                                                         478,029
                                                                    ------------
          BANKS - 12.0%
  5,000   Astoria Financial Corporation                                  182,900
 19,973   Bank of America Corporation                                  1,690,115
  8,500   Bank One Corporation                                           433,500
    481   Charter One Financial, Inc.                                     21,256
    600   City National Corporation                                       39,420
  4,100   Comerica, Inc.                                                 225,008
  5,400   Commerce Bancorp, Inc.                                         297,054
 10,200   Fifth Third Bancorp                                            548,556
    400   Golden West Financial Corporation                               42,540
  9,700   KeyCorp                                                        289,933
 16,200   National City Corporation                                      567,162
  2,100   North Fork Bancorporation, Inc.                                 79,905
    500   Northern Trust Corporation                                      21,140
  4,900   PNC Financial Services Group                                   260,092
    900   SouthTrust Corporation                                          34,929
  4,400   State Street Corporation                                       215,776
  4,000   SunTrust Banks, Inc.                                           259,960
  2,000   Synovus Financial Corporation                                   50,640
  1,200   TCF Financial Corporation                                       69,660
  9,900   U.S. Bancorp                                                   272,844
  3,100   UnionBanCal Corporation                                        174,840
  7,100   Wachovia Corporation                                           315,950
  5,600   Wells Fargo & Company                                          320,488
    300   Zions Bancorporation                                            18,435
                                                                    ------------
                                                                       6,432,103
                                                                    ------------
          BUSINESS MACHINES - 1.6%
    137   Cisco Systems, Inc.*                                             3,247
 28,900   Hewlett-Packard Company                                        609,790
  1,300   International Business Machines Corporation                    114,595
 24,420   Sun Microsystems, Inc.*                                        105,983
                                                                    ------------
                                                                         833,615
                                                                    ------------
          BUSINESS SERVICES - 2.9%
  1,517   Allied Waste Industries, Inc.*                                  19,994
 13,316   Cendant Corporation*                                           325,976
    700   CheckFree Corporation*                                          21,000
  2,200   Cognizant Technology Solutions Corporation*                     55,902
  3,600   Computer Sciences Corporation*                                 167,148
    101   eBay, Inc.*                                                      9,287
  1,200   FedEx Corporation                                               98,028
    260   First Data Corporation                                          11,575
  1,200   H & R Block, Inc.                                               57,216
    300   Ingram Micro, Inc., Class A*                                     4,341
  8,100   Interpublic Group of Companies, Inc.*                          111,213
  4,198   Intuit, Inc.*                                                  161,959
  2,000   Microsoft Corporation                                           57,120
  4,800   Tech Data Corporation*                                         187,824
    600   Total System Services, Inc.                                     13,140
  7,300   Tyco International, Ltd.                                       241,922
    200   Yahoo, Inc.*                                                     7,266
                                                                    ------------
                                                                       1,550,911
                                                                    ------------
          CHEMICALS - 1.4%
  1,523   Ashland, Inc.                                                   80,430
    900   Dow Chemical Company                                            36,630
  9,900   du Pont (E.I.) de Nemours & Company                            439,758
  2,700   Engelhard Corporation                                           87,237
  1,300   Lyondell Chemical Company                                       22,607
  1,100   Sigma-Aldrich Corporation                                       65,571
                                                                    ------------
                                                                         732,233
                                                                    ------------
          CONSTRUCTION - 1.9%
  3,800   Centex Corporation                                             173,850
  4,027   D.R. Horton, Inc.                                              114,367
    363   Florida Rock Industries, Inc.                                   15,308
  1,478   KB HOME                                                        101,435
    600   Lafarge Corporation                                             25,980
    440   M.D.C. Holdings, Inc.                                           27,988
  1,800   Martin Marietta Materials, Inc.                                 79,794
  1,500   Masco Corporation                                               46,770
    400   NVR, Inc.*                                                     193,680
    200   Pulte Homes, Inc.                                               10,406
    600   Ryland Group, Inc.                                              46,920

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS (CONTINUED)                                 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          CONSTRUCTION (CONTINUED)
  4,300   Vulcan Materials Company                                  $    204,465
                                                                    ------------
                                                                       1,040,963
                                                                    ------------
          CONSUMER DURABLES - 0.7%
  2,100   Cooper Industries, Ltd., Class A                               124,761
    928   Maytag Corporation                                              22,745
  2,919   Whirlpool Corporation                                          200,244
                                                                    ------------
                                                                         347,750
                                                                    ------------
          CONTAINERS - 0.7%
  4,600   Owens-Illinois, Inc.*                                           77,096
    800   Pactiv Corporation*                                             19,952
 13,356   Smurfit-Stone Container Corporation*                           266,452
                                                                    ------------
                                                                         363,500
                                                                    ------------
          COSMETICS - 0.8%
  2,000   Avon Products, Inc.                                             92,280
  5,800   Colgate-Palmolive Company                                      339,010
                                                                    ------------
                                                                         431,290
                                                                    ------------
          DOMESTIC OIL - 1.1%
    300   Kerr-McGee Corporation                                          16,131
 12,454   Marathon Oil Corporation                                       471,259
  2,527   Patina Oil & Gas Corporation                                    75,482
                                                                    ------------
                                                                         562,872
                                                                    ------------
          DRUGS & MEDICINE - 4.4%
    200   Allergan, Inc.                                                  17,904
    285   AmerisourceBergen Corporation                                   17,037
  2,015   Amgen, Inc.*                                                   109,959
    600   Andrx Corporation*                                              16,758
  1,500   Bristol-Myers Squibb Company                                    36,750
  1,700   Cardinal Health, Inc.                                          119,085
  1,962   Caremark Rx, Inc.*                                              64,628
    300   Chiron Corporation*                                             13,392
  1,100   Community Health Systems, Inc.*                                 29,447
  1,150   DaVita, Inc.*                                                   35,455
  2,200   Edwards Lifesciences Corporation*                               76,670
  1,000   Express Scripts, Inc.*                                          79,230
    400   Genzyme Corporation*                                            18,932
  2,400   GlaxoSmithKline PLC, ADR                                        99,504
  3,100   HCA, Inc.                                                      128,929
  1,088   Health Net, Inc.*                                               28,832
  6,000   Humana, Inc.*                                                  101,400
  5,500   IMS Health, Inc.                                               128,920
  1,600   Invitrogen Corporation*                                        115,184
    290   Medtronic, Inc.                                                 14,129
 10,880   Merck & Company, Inc.                                          516,800
    600   Oxford Health Plans, Inc.*                                      33,024
  4,600   PacifiCare Health Systems, Inc.*                               177,836
  8,380   Pfizer, Inc.                                                   287,266
    200   Pharmaceutical Product Development, Inc.*                        6,354
    300   Quest Diagnostics, Inc.                                         25,485
    307   Schering-Plough Corporation                                      5,673
  2,100   Triad Hospitals, Inc.*                                          78,183
                                                                    ------------
                                                                       2,382,766
                                                                    ------------
          ELECTRONICS - 1.6%
    390   Agilent Technologies, Inc.*                                     11,419
  6,000   Arrow Electronics, Inc.*                                       160,920
  7,100   Avnet, Inc.*                                                   161,170
 10,000   Flextronics International, Ltd.*                               159,500
  2,800   Rohm & Haas Company                                            116,424
  2,000   Sanmina-SCI Corporation*                                        18,200
 37,700   Solectron Corporation*                                         243,919
                                                                    ------------
                                                                         871,552
                                                                    ------------
          ENERGY & UTILITIES - 3.6%
  5,600   Alliant Energy Corporation                                     146,048
  9,200   American Electric Power Company, Inc.                          294,400
  1,100   Baker Hughes, Inc.                                              41,415
  8,800   CMS Energy Corporation*                                         80,344
    500   Constellation Energy Group, Inc.                                18,950
  2,100   DTE Energy Company                                              85,134
  7,500   Duke Energy Corporation                                        152,175
 11,700   El Paso Corporation                                             92,196
  4,900   Entergy Corporation                                            274,449
  4,900   Exelon Corporation                                             163,121
    200   FPL Group, Inc.                                                 12,790
  1,300   NiSource, Inc.                                                  26,806
  7,200   Northeast Utilities                                            140,184
  4,800   PPL Corporation                                                220,320
 10,300   Xcel Energy, Inc.                                              172,113
                                                                    ------------
                                                                       1,920,445
                                                                    ------------
          ENERGY - RAW MATERIALS - 2.6%
  3,689   Devon Energy Corporation                                       243,474
  2,639   EOG Resources, Inc.                                            157,575
  2,900   Grant Prideco, Inc.*                                            53,534
  6,800   Occidental Petroleum Corporation                               329,188
  1,400   Schlumberger, Ltd.                                              88,914
  7,396   Valero Energy Corporation                                      545,529
                                                                    ------------
                                                                       1,418,214
                                                                    ------------
          FOOD & AGRICULTURE - 2.1%
  9,335   AGCO Corporation*                                              190,154
  5,990   Archer-Daniels-Midland Company                                 100,512
  1,100   Campbell Soup Company                                           29,568

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          FOOD & AGRICULTURE (CONTINUED)
  6,472   Coca-Cola Company                                         $    326,707
    900   Dean Foods Company*                                             33,579
  2,200   Kellogg Company                                                 92,070
  4,700   Monsanto Company                                               180,950
  5,000   Sara Lee Corporation                                           114,950
  1,880   Tyson Foods, Inc., Class A                                      39,386
                                                                    ------------
                                                                       1,107,876
                                                                    ------------

          GOLD - 0.2%
  2,300   Newmont Mining Corporation                                      89,148
                                                                    ------------
          INSURANCE - 8.0%
  2,200   ACE, Ltd.                                                       93,016
  6,668   Aetna, Inc.                                                    566,780
  4,400   Allstate Corporation                                           204,820
 13,300   American International Group, Inc.                             948,024
    500   Berkley (W.R.) Corporation                                      21,475
  3,800   Chubb Corporation                                              259,084
  6,300   CIGNA Corporation                                              433,503
  1,458   CNA Financial Corporation*                                      43,142
    742   Fidelity National Financial, Inc.                               27,706
  5,000   Hartford Financial Services Group, Inc.                        343,700
    500   Loews Corporation                                               29,980
  6,600   Manulife Financial Corporation                                 267,300
 13,550   MetLife, Inc.                                                  485,768
  2,900   MGIC Investment Corporation                                    219,994
  1,200   Nationwide Financial Services, Inc.,
             Class A                                                      45,132
  1,100   PMI Group, Inc.                                                 47,872
  1,700   Prudential Financial, Inc.                                      78,999
  1,000   RenaissanceRe Holdings, Ltd.                                    53,950
  6,600   UnumProvident Corporation                                      104,940
                                                                    ------------
                                                                       4,275,185
                                                                    ------------

          INTERNATIONAL OIL - 10.3%
  4,500   Amerada Hess Corporation                                       356,355
 14,800   ChevronTexaco Corporation                                    1,392,828
 10,450   ConocoPhillips                                                 797,231
 58,186   Exxon Mobil Corporation                                      2,584,040
  7,100   Pioneer Natural Resources Company*                             249,068
  3,100   Unocal Corporation                                             117,800
                                                                    ------------
                                                                       5,497,322
                                                                    ------------

          MEDIA - 4.3%
  4,494   Cablevision Systems New York Group,
             Class A*                                                     88,307
 10,500   Comcast Corporation, Class A*                                  294,315
    600   Dow Jones & Company, Inc.                                       27,060
  1,200   Entercom Communications  Corporation*                           44,760
  1,274   Knight-Ridder, Inc.                                             91,728
  9,189   Liberty Media Corporation, Class A*                             82,609
    459   Liberty Media International, Inc.,
             Class A*                                                     17,046
    300   Media General, Inc., Class A                                    19,266
    200   Meredith Corporation                                            10,992
    730   New York Times Company, Class A                                 32,638
  6,800   R.R. Donnelley & Sons Company                                  224,536
 41,700   Time Warner, Inc.*                                             733,086
  1,600   Tribune Company                                                 72,864
 13,514   Viacom, Inc., Class B                                          482,720
  1,400   Walt Disney Company                                             35,686
    900   Wiley (John) & Sons, Inc., Class A                              28,800
                                                                    ------------
                                                                       2,286,413
                                                                    ------------

          MISCELLANEOUS FINANCE - 10.5%
  4,198   AmeriCredit Corporation*                                        81,987
    400   Bear Stearns Companies, Inc.                                    33,724
    900   Capital One Financial Corporation                               61,542
 40,900   Citigroup, Inc.                                              1,901,850
    700   Eaton Vance Corporation                                         26,747
  2,100   Fannie Mae                                                     149,856
  1,400   Franklin Resources, Inc.                                        70,112
  5,400   Freddie Mac                                                    341,820
  3,800   Goldman Sachs Group, Inc.                                      357,808
  1,395   Investors Financial Services
             Corporation                                                  60,794
 12,596   J.P. Morgan Chase & Company                                    488,347
  4,200   Lehman Brothers Holdings, Inc.                                 316,050
  8,100   Merrill Lynch & Company, Inc.                                  437,238
  8,700   Morgan Stanley                                                 459,099
  1,500   SLM Corporation                                                 60,675
 20,350   Washington Mutual, Inc.                                        786,324
                                                                    ------------
                                                                       5,633,973
                                                                    ------------

          MOTOR VEHICLES - 3.9%
  2,900   American Axle & Manufacturing Holdings,
             Inc.*                                                       105,444
  1,500   Autoliv, Inc.                                                   63,300
  3,000   BorgWarner, Inc.                                               131,310
  6,200   Dana Corporation                                               121,520
 18,204   Ford Motor Company                                             284,892
 19,400   General Motors Corporation                                     903,846
  3,900   Lear Corporation*                                              230,061

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          MOTOR VEHICLES (CONTINUED)
  2,600   Magna International, Inc., Class A                        $    221,442
                                                                    ------------
                                                                       2,061,815
                                                                    ------------

          NON-DURABLES & ENTERTAINMENT - 0.4%
  1,000   Energizer Holdings, Inc.*                                       45,000
    800   Fortune Brands, Inc.                                            60,344
  1,200   GTECH Holdings Corporation                                      55,572
    600   International Speedway Corporation,
             Class A                                                      29,184
    700   Newell Rubbermaid, Inc.                                         16,450
                                                                    ------------
                                                                         206,550
                                                                    ------------

          NON-FERROUS METALS - 0.8%
  3,700   Alcan, Inc.                                                    153,180
  7,160   Alcoa, Inc.                                                    236,495
    540   Phelps Dodge Corporation*                                       41,855
                                                                    ------------
                                                                         431,530
                                                                    ------------

          OPTICAL & PHOTO - 0.6%
 10,998   Eastman Kodak Company                                          296,726
                                                                    ------------

          PAPER & FOREST PRODUCTS - 2.5%
  5,774   Boise Cascade Corporation                                      217,333
 14,257   Georgia-Pacific Corporation                                    527,224
  9,617   MeadWestvaco Corporation                                       282,643
  2,627   Temple-Inland, Inc.                                            181,920
  1,900   Weyerhaeuser Company                                           119,928
                                                                    ------------
                                                                       1,329,048
                                                                    ------------

          PRODUCER GOODS - 3.6%
    200   3M Company                                                      18,002
    800   Caterpillar, Inc.                                               63,552
  3,800   Eaton Corporation                                              246,012
 25,956   General Electric Company                                       840,974
    900   Honeywell International, Inc.                                   32,967
  2,500   Hubbell, Inc., Class B                                         116,775
  3,700   Parker-Hannifin Corporation                                    220,002
    700   SPX Corporation*                                                32,508
  4,700   Textron, Inc.                                                  278,945
  1,600   W.W. Grainger, Inc.                                             92,000
                                                                    ------------
                                                                       1,941,737
                                                                    ------------

          RAILROAD & SHIPPING - 1.2%
  1,800   Burlington Northern Santa Fe
             Corporation                                                  63,126
  7,200   Norfolk Southern Corporation                                   190,944
  6,190   Union Pacific Corporation                                      367,995
                                                                    ------------
                                                                         622,065
                                                                    ------------

          REAL ESTATE INVESTMENT TRUST - 0.5%
  1,800   Apartment Investment & Management
             Company, Class A                                             56,034
  1,600   Equity Office Properties Trust                                  43,520
  6,900   Host Marriott Corporation*                                      85,284
  1,000   iStar Financial, Inc.                                           40,000
    500   Vornado Realty Trust                                            28,555
                                                                    ------------
                                                                         253,393
                                                                    ------------

          RESTAURANTS - 1.0%
  1,100   Darden Restaurants, Inc.                                        22,605
 18,315   McDonald's Corporation                                         476,190
  1,000   Starbucks Corporation*                                          43,480
                                                                    ------------
                                                                         542,275
                                                                    ------------

          RETAIL - 2.3%
    400   Best Buy Company, Inc.                                          20,296
  4,700   Costco Wholesale Corporation*                                  193,029
  5,600   Federated Department Stores, Inc.                              274,960
 18,800   Kroger Company*                                                342,160
  7,100   May Department Stores Company                                  195,179
    500   Nordstrom, Inc.                                                 21,305
 10,600   Office Depot, Inc.*                                            189,846
                                                                    ------------
                                                                       1,236,775
                                                                    ------------

          SCHOOLS - 0.3%
  1,600   Apollo Group, Inc., Class A*                                   141,264
                                                                    ------------

          STEEL - 1.0%
  1,300   Nucor Corporation                                               99,788
  8,100   United States Steel Corporation                                284,472
  7,278   Worthington Industries, Inc.                                   149,417
                                                                    ------------
                                                                         533,677
                                                                    ------------

          TELECOMMUNICATIONS - 6.1%
    300   ALLTEL Corporation                                              15,186
  1,629   American Tower Corporation, Class A*                            24,761
  7,029   AT&T Corporation                                               102,834
 22,900   BellSouth Corporation                                          600,438
  2,019   CenturyTel, Inc.                                                60,651
 12,500   Corning, Inc.*                                                 163,250
 15,800   Nortel Networks Corporation                                     78,842
    200   NTL, Inc.*                                                      11,524
 29,500   SBC Communications, Inc.                                       715,375
 25,600   Sprint Corporation                                             450,560
    600   Telephone & Data Systems, Inc.                                  42,720
 19,000   Tellabs, Inc.*                                                 166,060
 23,300   Verizon Communications, Inc.                                   843,227
                                                                    ------------
                                                                       3,275,428
                                                                    ------------

          TOBACCO - 2.0%
 14,600   Altria Group, Inc.                                             730,730
  1,069   R.J. Reynolds Tobacco Holdings, Inc.                            72,254

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          TOBACCO (CONTINUED)
  7,700   UST, Inc.                                                 $    277,200
                                                                    ------------
                                                                       1,080,184
                                                                    ------------
          TRAVEL & RECREATION - 0.2%
    750   Brunswick Corporation                                           30,600
  4,000   Caesars Entertainment, Inc.*                                    60,000
  1,400   Hilton Hotels Corporation                                       26,124
    200   Mandalay Resort Group*                                          13,728
                                                                    ------------
                                                                         130,452
                                                                    ------------
          TRUCKING & FREIGHT - 0.1%
    193   Expeditors International of Washington,
             Inc.                                                          9,536
  1,100   Ryder System, Inc.                                              44,077
    140   United Parcel Service, Inc., Class B                            10,524
                                                                    ------------
                                                                          64,137
                                                                    ------------
          TOTAL COMMON STOCKS
            (Cost $43,271,250)                                        53,308,869
                                                                    ------------
RIGHTS - 0.0%**
   (Cost $0)
  6,924   Seagate Tax Refund Rights*+                                          1
                                                                    ------------
TOTAL INVESTMENTS
   (Cost $43,271,250)                                    99.8%        53,308,870
OTHER ASSETS AND LIABILITIES
   (Net)                                                  0.2%            94,124
                                                        -----       ------------
NET ASSETS                                              100.0%      $ 53,402,994
                                                        =====       ============

----------------
*    Non-income producing security.

**   Amount represents less than 0.1% of net assets.

+    Fair-valued Securities
     ADR--American Depository Receipt

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO                                     JUNE 30, 2004
STATEMENT OF INVESTMENTS                                             (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
COMMON STOCKS - 99.6%
          AEROSPACE - 0.9%
  3,200   Orbital Sciences Corporation*                             $     44,192
  2,100   Teledyne Technologies, Inc.*                                    42,042
  1,900   Titan Corporation*                                              24,662
                                                                    ------------
                                                                         110,896
                                                                    ------------
          AIR TRANSPORTATION - 0.4%
  2,761   AMR Corporation*                                                33,436
  2,310   Mesa Air Group, Inc.*                                           18,688
                                                                    ------------
                                                                          52,124
                                                                    ------------
          Apparel - 0.9%
  1,100   K-Swiss, Inc., Class A                                          22,231
  1,000   OshKosh B'Gosh, Inc., Class A                                   24,970
    700   Quiksilver, Inc.*                                               16,667
  2,517   Warnaco Group, Inc.*                                            53,537
                                                                    ------------
                                                                         117,405
                                                                    ------------
          BANKS - 4.8%
  2,900   BankAtlantic Bancorp, Inc., Class A                             53,505
    360   BSB Bancorp, Inc.                                               12,798
    700   Cathay Bancorp, Inc.                                            46,690
  1,437   Commercial Capital Bancorp*                                     24,961
  1,008   Community Banks, Inc.                                           29,605
    871   Glacier Bancorp, Inc.                                           24,536
  2,000   Harbor Florida Bancshares, Inc.                                 55,020
  1,900   Humboldt Bancorp                                                39,729
    566   Independent Bank Corporation                                    16,386
    603   Integra Bank Corporation                                        13,284
    700   ITLA Capital Corporation*                                       28,399
  1,000   MBT Financial Corporation                                       18,220
    700   Mid-State Bancshares                                            16,457
  2,400   NetBank, Inc.                                                   26,232
    400   Old Second Bancorp, Inc.                                        21,100
  1,126   PrivateBancorp, Inc.                                            30,920
  2,090   Sterling Financial Corporation,
             Spokane*                                                     66,608
  1,225   United Community Banks, Inc.                                    30,845
  1,500   Unizan Financial Corporation                                    39,150
    251   W Holding Company, Inc.                                          4,310
                                                                    ------------
                                                                         598,755
                                                                    ------------
          BUSINESS MACHINES - 2.5%
  1,800   Artesyn Technologies, Inc.*                                     16,200
    587   Black Box Corporation                                           27,742
  1,800   Borland Software Corporation*                                   15,282
    900   CACI International, Inc., Class A*                              36,396
    500   Cognex Corporation                                              19,240
  2,400   General Binding Corporation*                                    37,176
    500   Intergraph Corporation*                                         12,930
    850   Kronos, Inc.*                                                   35,020
  2,600   Micromuse, Inc.*                                                17,394
  2,600   Paxar Corporation                                               50,752
    720   Sybase, Inc.*                                                   12,960
  1,856   Synaptics, Inc.*                                                35,542
                                                                    ------------
                                                                         316,634
                                                                    ------------
          BUSINESS SERVICES - 15.1%
    600   ADVO, Inc.                                                      19,752
    261   Akamai Technologies, Inc.*                                       4,685
    900   Altiris, Inc.*                                                  24,849
  1,840   AMN Healthcare Services, Inc.*                                  28,134
  3,080   Answerthink, Inc.*                                              17,648
    900   Anteon International Corporation*                               29,358
    500   Ask Jeeves, Inc.*                                               19,515
    610   Brink's Company                                                 20,892
  1,465   Catalina Marketing Corporation*                                 26,795
    900   Cerner Corporation*                                             40,122
  1,365   Checkpoint Systems, Inc.*                                       24,474
  2,670   Coinstar, Inc.*                                                 58,660
  1,100   Consolidated Graphics, Inc.*                                    48,455
  1,245   Cornell Corrections, Inc.*                                      16,932
  2,081   CSG Systems International, Inc.*                                43,077
  1,240   Digital River, Inc.*                                            40,461
  2,834   Embarcadero Technologies, Inc.*                                 35,028
    800   F5 Networks, Inc.*                                              21,184
    740   FactSet Research Systems, Inc.                                  34,980
    700   FileNET Corporation*                                            22,099
  1,275   FTI Consulting, Inc.*                                           21,037
  3,888   Gentiva Health Services, Inc.*                                  63,219
  1,300   Global Imaging Systems, Inc.*                                   47,658
    737   Heidrick & Struggles International,
             Inc.*                                                        21,874
  5,739   HomeStore, Inc.*                                                22,899
    900   Hudson Highland Group, Inc.*                                    27,594
  1,400   Hyperion Solutions Corporation*                                 61,208
    592   ICT Group, Inc.*                                                 5,411
    910   Imagistics International, Inc.*                                 32,214
  3,200   Informatica Corporation*                                        24,416
    928   InfoSpace, Inc.*                                                35,301
    980   Internet Security Systems, Inc.*                                15,033
  1,500   Kroll, Inc.*                                                    55,320
    447   LabOne, Inc.*                                                   14,206
  2,130   Labor Ready, Inc.*                                              33,015
  1,070   Manhattan Associates, Inc.*                                     33,042

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO                                     JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          BUSINESS SERVICES (CONTINUED)
  1,800   Mantech International Corporation,
             Class A*                                               $     33,786
  2,400   Mentor Graphics Corporation*                                    37,128
  1,900   MicroStrategy, Inc., Class A*                                   81,130
    737   NDCHealth Corporation                                           17,098
  3,713   Parametric Technology Corporation*                              18,565
  1,913   Perot Systems Corporation, Class A*                             25,386
  1,900   Plexus Corporation*                                             25,650
  9,008   Portal Software, Inc.*                                          32,699
    800   Pre-Paid Legal Services, Inc.*                                  19,064
  1,400   Progress Software Corporation*                                  30,338
  1,700   ProQuest Company*                                               46,325
  1,900   Quest Software, Inc.*                                           24,510
    500   R.H. Donnelley Corporation*                                     21,870
  1,000   Renaissance Learning, Inc.*                                     22,420
  1,600   RSA Security, Inc.*                                             32,752
  1,494   SafeNet, Inc.*                                                  41,354
  1,300   SERENA Software, Inc.*                                          24,817
  1,420   SS&C Technologies, Inc.                                         26,554
    372   StarTek, Inc.                                                   13,318
  2,100   TeleTech Holdings, Inc.*                                        18,417
  1,593   Tetra Tech, Inc.*                                               25,998
    700   The Advisory Board Company*                                     24,920
  1,263   URS Corporation*                                                34,606
    831   Verint Systems, Inc.*                                           28,437
  1,500   Watson Wyatt & Company Holdings                                 39,975
  1,800   webMethods, Inc.*                                               15,426
    828   Websense, Inc.*                                                 30,826
                                                                    ------------
                                                                       1,883,916
                                                                    ------------
          CHEMICALS - 3.5%
    720   Cabot Microelectronics Corporation*                             22,039
  5,263   Crompton Corporation                                            33,157
  1,600   FMC Corporation*                                                68,976
  2,300   Georgia Gulf Corporation                                        82,478
  4,429   Hercules, Inc.*                                                 53,989
    800   MacDermid, Inc.                                                 27,080
  1,380   NewMarket Corporation*                                          29,629
  1,500   OM Group, Inc.*                                                 49,515
  1,400   Spartech Corporation                                            36,316
  1,000   SurModics, Inc.*                                                24,640
    690   Symyx Technologies, Inc.*                                       16,643
                                                                    ------------
                                                                         444,462
                                                                    ------------
          CONSTRUCTION - 1.4%
    600   Drew Industries, Inc.*                                          24,420
    800   Joy Global, Inc.                                                23,952
  2,017   Orleans Homebuilders, Inc.*                                     38,868
    700   Texas Industries, Inc.                                          28,819
  1,100   Trex Company, Inc.*                                             41,525
  1,500   Walter Industries, Inc.                                         20,430
                                                                    ------------
                                                                         178,014
                                                                    ------------
          CONSUMER DURABLES - 1.3%
  5,139   Champion Enterprises, Inc.*                                     47,176
  2,018   Jarden Corporation                                              72,628
    935   Nautilus Group, Inc.                                            18,242
    300   Toro Company                                                    21,021
                                                                    ------------
                                                                         159,067
                                                                    ------------
          CONTAINERS - 0.6%
  3,274   Crown Holdings, Inc.*                                           32,642
  1,100   Silgan Holdings, Inc.*                                          44,341
                                                                    ------------
                                                                          76,983
                                                                    ------------
          COSMETICS - 0.2%
    868   Chattem, Inc.*                                                  25,059
                                                                    ------------
          DOMESTIC OIL - 3.1%
  2,040   Cal Dive International, Inc.*                                   61,853
    500   CARBO Ceramics, Inc.                                            34,125
  3,000   Frontier Oil Corporation                                        63,570
    640   Patina Oil & Gas Corporation                                    19,117
    940   Quicksilver Resources, Inc.*                                    63,046
    400   St. Mary Land & Exploration Company                             14,260
  3,941   Tesoro Petroleum Corporation*                                  108,771
  1,600   Vintage Petroleum, Inc.                                         27,152
                                                                    ------------
                                                                         391,894
                                                                    ------------
          DRUGS & MEDICINE - 18.8%
    642   Accredo Health, Inc.*                                           25,006
  1,961   Adolor Corporation*                                             24,866
    800   Advanced Neuromodulation Systems, Inc.*                         26,240
  3,560   Aksys, Ltd.*                                                    20,755
  2,540   Align Technology, Inc.*                                         48,260
  1,500   Alkermes, Inc.*                                                 20,400
  1,300   American Medical Security Group, Inc.*                          35,425
    900   American Medical Systems Holdings,
             Inc.*                                                        30,330
    900   AMERIGROUP Corporation*                                         44,280
  1,050   AmSurg Corporation*                                             26,387
  1,000   ArthroCare Corporation*                                         29,080
    900   AtheroGenics, Inc.*                                             17,127
  1,277   Bentley Pharmaceuticals, Inc.*                                  17,546
  8,554   Beverly Enterprises, Inc.*                                      73,564
  1,000   Bradley Pharmaceuticals, Inc.*                                  27,900
    800   Centene Corporation*                                            30,840
  1,073   Closure Medical Corporation*                                    26,943
  1,755   Connetics Corporation*                                          35,451

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO                                     JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
 ------                                                             ------------
          DRUGS & MEDICINE (CONTINUED)
    300   Cooper Companies, Inc.                                    $     18,951
    700   CorVel Corporation*                                             19,845
  1,100   Covance, Inc.*                                                  42,438
  1,995   CTI Molecular Imaging, Inc.*                                    28,289
  4,000   CuraGen Corporation*                                            24,040
  1,100   CV Therapeutics, Inc.*                                          18,436
    800   Cyberonics, Inc.*                                               26,688
  2,517   Cytyc Corporation*                                              63,856
    328   Dade Behring Holdings, Inc.*                                    15,587
    900   Diagnostic Products Corporation                                 39,546
    400   Digene Corporation*                                             14,612
  1,200   DJ Orthopedics, Inc.*                                           27,600
  2,400   Encysive Pharmaceuticals, Inc.*                                 20,400
  1,780   Enzon Pharmaceuticals, Inc.*                                    22,713
  1,905   Exelixis, Inc.*                                                 19,222
    700   Haemonetics Corporation*                                        20,755
  1,800   Hanger Orthopedic Group, Inc.*                                  21,096
  1,600   Hollis-Eden Pharmaceuticals, Inc.*                              19,280
    800   ICU Medical, Inc.*                                              26,824
    700   ILEX Oncology, Inc.*                                            17,493
  1,110   Impax Laboratories, Inc.*                                       21,512
    300   INAMED Corporation*                                             18,855
  7,586   Inkine Pharmaceutical Company, Inc.*                            29,358
    700   Integra LifeSciences Holdings*                                  24,689
  1,100   Intuitive Surgical, Inc.*                                       20,900
  1,150   K-V Pharmaceutical Company, Class A*                            26,554
  1,600   LifePoint Hospitals, Inc.*                                      59,552
  2,340   Ligand Pharmaceuticals, Inc., Class B*                          40,669
    300   Martek Biosciences Corporation*                                 16,851
    700   Matria Healthcare, Inc.*                                        17,549
  1,240   Medicines Company*                                              37,832
  1,508   Mentor Corporation                                              51,709
    900   MGI Pharma, Inc.*                                               24,309
  2,610   MIM Corporation*                                                22,707
    800   Molecular Devices Corporation*                                  14,224
    600   NBTY, Inc.*                                                     17,634
    760   Nektar Therapeutics*                                            15,170
  1,200   Odyssey Healthcare, Inc.*                                       22,584
    400   Onyx Pharmaceuticals, Inc.*                                     16,944
  3,000   OrthoLogic Corporation*                                         26,010
    400   OSI Pharmaceuticals, Inc.*                                      28,176
  1,140   Par Pharmaceutical Companies, Inc.*                             40,139
    600   Pediatrix Medical Group, Inc.*                                  41,910
  1,300   Penwest Pharmaceuticals Company*                                16,653
    800   PolyMedica Corporation                                          24,832
  1,900   Regeneron Pharmaceuticals, Inc.*                                20,007
  1,440   RehabCare Group, Inc.*                                          38,347
  1,292   Salix Pharmaceuticals, Ltd.*                                    42,571
  2,600   Select Medical Corporation*                                     34,892
  1,500   Sierra Health Services, Inc.*                                   67,050
    800   SonoSite, Inc.*                                                 19,128
  1,440   Sybron Dental Specialties, Inc.*                                42,984
  1,300   Tanox, Inc.*                                                    24,791
  1,018   Techne Corporation*                                             44,232
  1,860   Telik, Inc.*                                                    44,398
  1,080   Thoratec Corporation*                                           11,588
    500   Tularik, Inc.*                                                  12,400
    700   United Surgical Partners International,
             Inc.*                                                        27,629
  3,300   US Oncology, Inc.*                                              48,576
    490   USANA Health Sciences, Inc.*                                    15,229
    600   Ventana Medical Systems, Inc.*                                  28,518
  2,100   Vertex Pharmaceuticals, Inc.*                                   22,764
  1,200   Vicuron Pharmaceuticals, Inc.*                                  15,072
  1,900   Wind River Systems, Inc.*                                       22,344
    900   Wright Medical Group, Inc.*                                     32,040
                                                                    ------------
                                                                       2,359,953
                                                                    ------------
          ELECTRONICS - 11.9%
  2,300   Amis Holdings, Inc.*                                            38,916
    500   Anixter International, Inc.*                                    17,015
  1,500   Applera Corporation - Celera Genomics
             Group*                                                       17,265
  3,090   Asyst Technologies, Inc.*                                       31,951
  1,000   ATMI, Inc.*                                                     27,310
  1,210   Belden, Inc.                                                    25,930
    950   Benchmark Electronics, Inc.*                                    27,645
  2,000   Brooks Automation, Inc.*                                        40,300
    952   C&D Technologies, Inc.                                          16,974
    600   Ceradyne, Inc.*                                                 21,462
  2,200   ChipPAC, Inc., Class A*                                         13,794
  2,400   Cirrus Logic, Inc.*                                             14,424
  8,001   CMGI, Inc.*                                                     15,602
  3,724   Conexant Systems, Inc.*                                         16,125
  1,400   Cymer, Inc.*                                                    52,416
  2,364   DDi Corporation*                                                19,456
  1,000   Dionex Corporation*                                             55,170
    700   DSP Group, Inc.*                                                19,068
  1,119   Electro Scientific Industries, Inc.*                            31,679

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO                                     JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
 ------                                                             ------------
          ELECTRONICS (CONTINUED)
  1,050   Engineered Support Systems, Inc.                          $     61,435
    427   Excel Technology, Inc.*                                         14,198
  2,900   Extreme Networks, Inc.*                                         16,008
    700   FEI Company*                                                    16,737
    800   Intermagnetics General Corporation*                             27,224
  1,000   InVision Technologies, Inc.*                                    49,900
  1,000   Itron, Inc.*                                                    22,940
  2,200   Kulicke & Soffa Industries, Inc.*                               24,112
  2,896   Lattice Semiconductor Corporation*                              20,301
  1,060   Littelfuse, Inc.*                                               44,955
  2,400   LTX Corporation*                                                25,944
  1,200   Magma Design Automation, Inc.*                                  23,076
  1,700   Mattson Technology, Inc.*                                       20,434
  2,537   OmniVision Technologies, Inc.*                                  40,465
    700   Photon Dynamics, Inc.*                                          24,549
  1,400   Photronics, Inc.*                                               26,516
  1,700   Planar Systems, Inc.*                                           22,763
    910   Power Integrations, Inc.*                                       22,659
  3,140   Power-One, Inc.*                                                34,477
  4,104   Powerwave Technologies, Inc.*                                   31,601
  5,700   RF Micro Devices, Inc.*                                         42,750
    660   Semtech Corporation*                                            15,536
  1,992   Silicon Image, Inc.*                                            26,155
  1,700   Silicon Storage Technology, Inc.*                               17,510
    300   Siliconix, Inc.*                                                14,886
  1,800   Taser International, Inc.*                                      77,994
    819   Technitrol, Inc.*                                               17,936
  2,886   TriQuint Semiconductor, Inc.*                                   15,757
    900   Varian Semiconductor Equipment
             Associates, Inc.*                                            34,704
    660   Varian, Inc.*                                                   27,819
  1,000   Veeco Instruments, Inc.*                                        25,810
  1,600   VISX, Inc.*                                                     42,752
  7,110   Vitesse Semiconductor Corporation*                              34,697
  1,420   Zoran Corporation*                                              26,057
                                                                    ------------
                                                                       1,493,159
                                                                    ------------
          ENERGY & UTILITIES - 1.2%
  1,000   Oceaneering International, Inc.*                                34,250
  2,718   TETRA Technologies, Inc.*                                       72,978
  1,800   Veritas DGC, Inc.*                                              41,670
                                                                    ------------
                                                                         148,898
                                                                    ------------
          ENERGY - RAW MATERIALS - 2.7%
  2,100   Cabot Oil and Gas Corporation                                   88,830
    600   Evergreen Resources, Inc.*                                      24,240
    677   Headwaters, Inc.*                                               17,555
  1,200   Powell Industries, Inc.*                                        20,496
  3,100   Spinnaker Exploration Company*                                 122,078
  2,020   Unit Corporation*                                               63,529
                                                                    ------------
                                                                         336,728
                                                                    ------------
          FOOD & AGRICULTURE - 1.8%
    800   Chiquita Brands International, Inc.*                            16,736
    900   Coca-Cola Bottling Company Consolidated                         52,101
    470   Corn Products International, Inc.                               21,878
  1,500   Delta & Pine Land Company                                       32,925
  7,164   IMC Global, Inc.                                                95,998
                                                                    ------------
                                                                         219,638
                                                                    ------------
          GOLD - 0.3%
  2,215   Royal Gold, Inc.                                                31,387
                                                                    ------------
          INSURANCE - 0.1%
  2,039   Citizens, Inc.*                                                 16,720
                                                                    ------------
          MEDIA - 2.4%
    300   Avid Technology, Inc.*                                          16,371
  9,700   Charter Communications, Inc., Class A*                          38,024
  1,272   CNET Networks, Inc.*                                            14,081
    450   Courier Corporation                                             18,783
  2,100   Cumulus Media, Inc., Class A*                                   35,301
  3,180   Hollinger International, Inc.                                   53,392
  1,600   Macrovision Corporation*                                        40,048
  4,900   Mediacom Communications Corporation*                            38,318
  8,288   PRIMEDIA, Inc.*                                                 23,041
  2,130   Young Broadcasting, Inc., Class A*                              28,009
                                                                    ------------
                                                                         305,368
                                                                    ------------
          MISCELLANEOUS - 1.3%
    938   Acuity Brands, Inc.                                             25,326
    500   Chemed Corporation                                              24,250
    988   Duratek, Inc.*                                                  14,929
    700   Gen-Probe, Inc.*                                                33,124
    300   Genlyte Group, Inc.*                                            18,864
  2,132   Input Output, Inc.*                                             17,674
  1,843   Option Care, Inc.                                               28,124
                                                                    ------------
                                                                         162,291
                                                                    ------------
          MISCELLANEOUS FINANCE - 1.8%
  1,300   Advanta Corporation, Class B                                    29,796
  1,845   Affiliated Managers Group, Inc.*                                92,933

                        See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO                                     JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
 ------                                                             ------------
          MISCELLANEOUS FINANCE (CONTINUED)
  1,129   Investment Technology Group, Inc.*                        $     14,440
    450   New Century Financial Corporation                               21,069
    210   Portfolio Recovery Associates, Inc.*                             5,790
    920   Saxon Capital, Inc.*                                            21,003
    141   Westcorp                                                         6,408
    300   WFS Financial, Inc.*                                            14,853
    400   WSFS Financial Corporation                                      19,468
                                                                    ------------
                                                                         225,760
                                                                    ------------
          MOTOR VEHICLES - 1.3%
  1,800   Midas, Inc.*                                                    31,320
  1,300   Monaco Coach Corporation                                        36,621
    500   Oshkosh Truck Corporation                                       28,655
    590   Smith (A.O.) Corporation                                        18,756
  1,474   Thor Industries, Inc.                                           49,320
                                                                    ------------
                                                                         164,672
                                                                    ------------
          NON-DURABLES & ENTERTAINMENT - 3.3%
  2,300   AMC Entertainment, Inc.*                                        35,351
  1,929   Central Garden & Pet Company*                                   69,000
  2,300   Penn National Gaming, Inc.*                                     76,360
  8,588   Playtex Products, Inc.*                                         67,158
  2,420   Rayovac Corporation*                                            68,002
  1,155   SCP Pool Corporation*                                           51,975
  1,800   Sonic Corporation*                                              40,950
                                                                    ------------
                                                                         408,796
                                                                    ------------
          NON-FERROUS METALS - 0.5%
  1,166   Century Aluminum Company*                                       28,905
    600   Cleveland-Cliffs, Inc.*                                         33,834
                                                                    ------------
                                                                          62,739
                                                                    ------------
          OIL & GAS - 1.1%
 10,837   Grey Wolf, Inc.*                                                45,949
  3,184   Lone Star Technologies, Inc.*                                   87,751
                                                                    ------------
                                                                         133,700
                                                                    ------------
          OPTICAL & PHOTO - 1.1%
    700   Advanced Medical Optics, Inc.*                                  29,799
    900   Applied Films Corporation*                                      26,118
  1,700   Lexar Media, Inc.*                                              11,356
  1,200   Oakley, Inc.                                                    15,528
  1,500   Ocular Sciences, Inc.*                                          57,000
                                                                    ------------
                                                                         139,801
                                                                    ------------
          PAPER & FOREST PRODUCTS - 0.8%
  2,200   Buckeye Technologies, Inc.*                                     25,300
  2,012   Caraustar Industries, Inc.*                                     28,389
  1,000   Potlatch Corporation                                            41,640
                                                                    ------------
                                                                          95,329
                                                                    ------------
          PRECIOUS METALS - 0.1%
  3,383   Coeur d'alene Mines Corporation*                                13,803
                                                                    ------------
          PRODUCER GOODS - 3.3%
  1,840   Advanced Energy Industries, Inc.*                               28,925
  1,800   Axcelis Technologies, Inc.*                                     22,392
    700   Brady Corporation, Class A                                      32,270
    600   CLARCOR, Inc.                                                   27,480
  1,350   Flowserve Corporation*                                          33,669
    400   Kennametal, Inc.                                                18,320
  1,200   Manitowoc Company, Inc.                                         40,620
  1,100   Matthews International Corporation,
             Class A                                                      36,234
  1,100   Mykrolis Corporation*                                           19,162
  1,829   Presstek, Inc.*                                                 19,223
    500   Roper Industries, Inc.                                          28,450
  1,900   Terex Corporation*                                              64,847
    900   York International Corporation                                  36,963
                                                                    ------------
                                                                         408,555
                                                                    ------------
          REAL ESTATE INVESTMENT TRUST - 0.4%
  2,074   FelCor Lodging Trust, Inc.*                                     25,095
    800   Manufactured Home Communities, Inc.                             26,552
                                                                    ------------
                                                                          51,647
                                                                    ------------
          RESTAURANTS - 0.3%
    700   CEC Entertainment, Inc.*                                        20,657
    500   P.F. Chang's China Bistro, Inc.*                                20,575
                                                                    ------------
                                                                          41,232
                                                                    ------------
          RETAIL - 3.9%
    750   Aeropostale, Inc.*                                              20,182
    509   American Eagle Outfitters, Inc.*                                14,715
  1,812   Asbury Automative Group, Inc.*                                  27,180
    600   Brown Shoe Company, Inc.                                        24,558
  1,200   Christopher & Banks Corporation                                 21,252
  1,319   Cost Plus, Inc.*                                                42,802
  1,100   Hollywood Entertainment Corporation*                            14,696
  1,935   Hot Topic, Inc.*                                                39,648
  1,000   Insight Enterprises, Inc.*                                      17,760
    450   Linens 'n Things, Inc.*                                         13,189
    888   Overstock.com, Inc.*                                            34,703
  1,238   Pacific Sunwear of California, Inc.*                            24,228
    800   The Pantry, Inc.*                                               17,440
  1,084   Tractor Supply Company*                                         45,333
  1,683   Tuesday Morning Corporation*                                    48,807
  1,210   United Stationers, Inc.*                                        48,061

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO                                     JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
 ------                                                             ------------
          RETAIL (CONTINUED)
  1,190   Yankee Candle Company, Inc.*                              $     34,808
                                                                    ------------
                                                                         489,362
                                                                    ------------
          SCHOOLS - 0.6%
    500   Bright Horizons Family Solutions, Inc.*                         26,805
    600   Laureate Education, Inc.*                                       22,944
    200   Strayer Education, Inc.                                         22,314
                                                                    ------------
                                                                          72,063
                                                                    ------------
          STEEL - 0.4%
    491   Gibraltar Steel Corporation                                     16,115
  1,510   Maverick Tube Corporation*                                      39,652
                                                                    ------------
                                                                          55,767
                                                                    ------------
          TELECOMMUNICATIONS - 3.1%
  4,236   Cincinnati Bell, Inc.*                                          18,808
    990   Commonwealth Telephone Enterprises,
             Inc.*                                                        44,322
  4,305   Dobson Communications Corporation,
             Class A*                                                     14,034
    750   Golden Telecom, Inc.                                            21,105
  1,982   Intrado, Inc.*                                                  31,890
    700   NII Holdings, Inc.*                                             23,583
    749   North Pittsburgh Systems, Inc.                                  15,018
  2,400   Openwave Systems, Inc.*                                         30,480
    300   Plantronics, Inc.*                                              12,630
  1,780   Sohu.Com, Inc.*                                                 35,386
  6,200   Sonus Networks, Inc.*                                           29,636
  2,034   TALK America Holdings, Inc.*                                    15,601
    769   Tekelec*                                                        13,973
  1,270   United Online, Inc.*                                            22,365
  1,090   Western Wireless Corporation, Class A*                          31,512
  1,140   Wilson Greatbatch Technologies, Inc.*                           31,863
                                                                    ------------
                                                                         392,206
                                                                    ------------
          TRAVEL & RECREATION - 2.0%
    819   Ameristar Casinos, Inc.                                         27,502
    740   Argosy Gaming Company*                                          27,824
  1,090   Boyd Gaming Corporation                                         28,961
  2,000   Isle of Capri Casinos, Inc.*                                    34,900
  1,119   Multimedia Games, Inc.*                                         30,012
    900   Priceline.com, Inc.*                                            24,237
  1,250   Shuffle Master, Inc.*                                           45,388
    800   Speedway Motorsports, Inc.                                      26,751
                                                                    ------------
                                                                         245,575
                                                                    ------------
          TRUCKING & FREIGHT - 0.4%
  1,800   Wabash National Corporation*                                    49,590
                                                                    ------------
          TOTAL COMMON STOCKS
             (Cost $10,640,262)                                       12,479,948
                                                                    ------------
WARRANTS - 0.0%**
   (Cost $0)
    241   Optical Cable Corporation*#                                          0
                                                                    ------------
TOTAL INVESTMENTS
   (Cost $10,640,262)                                    99.6%        12,479,948
OTHER ASSETS AND LIABILITIES
   (Net)                                                  0.4%            44,713
                                                        -----       ------------
NET ASSETS                                              100.0%      $ 12,524,661
                                                        =====       ============

-----------------
*    Non-income producing security.

**   Amount represents less than 0.1% of net assets.

#    Amount represents market value less than $1.00.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS                                             (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
COMMON STOCKS - 99.6%
          AEROSPACE - 1.0%
    900   Armor Holdings, Inc.*                                     $     30,600
  1,600   Curtiss-Wright Corporation                                      89,904
  2,200   Esterline Technologies Corporation*                             64,966
  4,556   GenCorp, Inc.                                                   61,005
  1,550   Moog, Inc., Class A*                                            57,520
  2,474   Orbital Sciences Corporation*                                   34,166
                                                                    ------------
                                                                         338,161
                                                                    ------------
          AIR TRANSPORTATION - 0.7%
  4,200   AAR Corporation*                                                47,670
  2,500   Alaska Air Group, Inc.*                                         59,675
  2,753   AMR Corporation*                                                33,339
  4,600   Continental Airlines, Inc.,
          Class B*                                                        52,302
  2,700   ExpressJet Holdings, Inc.*                                      32,778
                                                                    ------------
                                                                         225,764
                                                                    ------------
          APPAREL - 2.1%
  3,300   Kellwood Company                                               143,715
  3,900   Phillips-Van Heusen Corporation                                 75,075
  1,500   Quiksilver, Inc.*                                               35,715
  7,875   Russell Corporation                                            141,435
  1,965   Steven Madden, Ltd.*                                            39,241
  9,989   Unifi, Inc.*                                                    29,268
  8,700   Warnaco Group, Inc.*                                           185,049
  1,940   Wolverine World Wide, Inc.                                      50,925
                                                                    ------------
                                                                         700,423
                                                                    ------------
          BANKS - 11.4%
  6,500   BankAtlantic Bancorp, Inc., Class A                            119,925
  3,900   BankUnited Financial Corporation,
             Class A*                                                    100,620
  6,902   Commercial Capital Bancorp                                     119,888
  3,106   Commercial Federal Corporation                                  84,173
  1,000   First BanCorp.                                                  40,750
    400   First Citizens BancShares, Inc.,
             Class A                                                      48,800
  2,760   First Communtiy Bancshares, Inc.                                92,460
  4,065   First Federal Capital Corporation                              113,129
  4,400   First Financial Bancorp.                                        77,968
  8,700   First Niagara Financial Group, Inc.                            104,400
  1,600   First Place Financial Corporation                               29,712
  2,700   First Republic Bank                                            116,316
  4,000   FirstFed Financial Corporation*                                166,400
  2,135   Fremont General Corporation                                     37,683
  5,949   Glacier Bancorp, Inc.                                          167,583
  4,800   Gold Banc Corporation, Inc.                                     74,400
  1,500   Greater Bay Bancorp                                             43,350
  1,100   Hancock Holding Company                                         31,966
  3,500   Hudson River Bancorp, Inc.                                      59,745
  2,852   Humboldt Bancorp                                                59,635
  1,141   IBERIABANK Corporation                                          67,524
  1,361   Independent Bank Corporation                                    39,401
     69   International Bancshares Corporation                             2,798
  4,866   Irwin Financial Corporation                                    128,462
  3,310   ITLA Capital Corporation*                                      134,287
  1,600   Lakeland Financial Corporation                                  53,600
  2,306   MAF Bancorp, Inc.                                               98,420
  1,916   NBT Bancorp, Inc.                                               42,804
 21,400   NetBank, Inc.                                                  233,902
  3,074   Partners Trust Financial Group, Inc.                            60,250
  1,708   Pff Bancorp, Inc.                                               63,606
  1,020   PrivateBancorp, Inc.                                            28,009
  1,672   Prosperity Bancshares, Inc.                                     40,713
  3,130   Provident Bankshares Corporation                                90,269
  5,110   R&G Financial Corporation, Class B                             168,937
  2,862   Republic Bancorp, Inc.                                          39,782
  1,800   Silicon Valley Bancshares*                                      71,370
  6,074   South Financial Group, Inc.                                    172,137
  3,410   Sterling Financial Corporation,
             Spokane*                                                    108,677
  2,305   Sun Bancorp, Inc.*                                              49,004
  1,900   Texas Regional Bancshares, Inc.                                 87,229
  2,500   U.S.B. Holding Company, Inc.                                    57,300
  5,052   Umpqua Holdings Corporation                                    106,042
  1,500   Unizan Financial Corporation                                    39,150
  2,800   WesBanco, Inc.                                                  81,564
    807   Westamerica Bancorporation                                      42,327
  1,800   Western Sierra Bancorp*                                         55,746
                                                                    ------------
                                                                       3,852,213
                                                                    ------------
          BUSINESS MACHINES - 0.7%
  1,951   Black Box Corporation                                           92,204
  9,443   Gateway, Inc.*                                                  42,494
  4,700   Paxar Corporation                                               91,744
                                                                    ------------
                                                                         226,442
                                                                    ------------
          BUSINESS SERVICES - 5.9%
  1,955   ABM Industries, Inc.                                            38,064

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS (CONTINUED)                                 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Value
 Shares                                                               (Note 1)
-------                                                             ------------
          BUSINESS SERVICES (CONTINUED)
  4,500   Arbitron, Inc.*                                           $    164,340
  8,456   Checkpoint Systems, Inc.*                                      151,616
  3,200   Consolidated Graphics, Inc.*                                   140,960
  1,188   Copart, Inc.*                                                   31,720
  3,200   Cornell Corrections, Inc.*                                      43,520
  3,300   Corrections Corporation of America*                            130,317
  6,440   FTI Consulting, Inc.*                                          106,260
  1,380   G & K Services, Inc., Class A                                   55,462
  7,900   Gentiva Health Services, Inc.*                                 128,454
  1,900   Imagistics International, Inc.*                                 67,260
  1,200   Kelly Services, Inc., Class A                                   35,760
  2,100   Kroll, Inc.*                                                    77,448
  1,100   LabOne, Inc.*                                                   34,958
  3,180   Mantech International Corporation,
             Class A*                                                     59,689
  2,600   MAXIMUS, Inc.*                                                  92,196
  4,705   Offshore Logistics, Inc.*                                      132,305
  3,200   R.H. Donnelley Corporation*                                    139,968
  2,279   SOURCECORP, Inc.*                                               62,718
  4,000   Spherion Corporation*                                           40,560
  2,610   Tetra Tech, Inc.*                                               42,595
  2,802   UNOVA, Inc.*                                                    56,740
  5,041   URS Corporation*                                               138,123
  1,377   Watson Wyatt & Company Holdings                                 36,697
                                                                    ------------
                                                                       2,007,730
                                                                    ------------
          CHEMICALS - 5.4%
  2,900   Albemarle Corporation                                           91,785
  3,100   Cambrex Corporation                                             78,213
  7,721   Crompton Corporation                                            48,642
  4,200   Ferro Corporation                                              112,056
  4,250   FMC Corporation*                                               183,217
  4,937   Georgia Gulf Corporation                                       177,041
  2,210   Great Lakes Chemical Corporation                                59,802
  2,300   H.B. Fuller Company                                             65,320
 16,840   Hercules, Inc.*                                                205,280
  6,774   Millennium Chemicals, Inc.*                                    117,326
  1,500   Minerals Technologies, Inc.                                     87,000
  3,828   NewMarket Corporation*                                          82,187
  8,000   OM Group, Inc.*                                                264,080
 10,400   PolyOne Corporation*                                            77,376
  4,400   Spartech Corporation                                           114,136
  8,606   Terra Industries, Inc.*                                         48,452
                                                                    ------------
                                                                       1,811,913
                                                                    ------------
          CONSTRUCTION - 3.4%
  1,500   Beazer Homes USA, Inc.*                                        150,465
  1,663   Dominion Homes, Inc.*                                           38,415
  3,400   Dycom Industries, Inc.*                                         95,200
  1,340   Eagle Materials, Inc.                                           95,167
  1,600   EMCOR Group, Inc.*                                              70,368
  1,620   Granite Construction, Inc.                                      29,533
  1,100   Meritage Corporation*                                           75,680
  9,002   Orleans Homebuilders, Inc.*                                    173,469
  2,400   Standard Pacific Corporation                                   118,320
  2,900   Texas Industries, Inc.                                         119,393
  1,374   Trex Company, Inc.*                                             51,868
  2,800   USG Corporation*                                                49,224
  6,800   Walter Industries, Inc.                                         92,616
                                                                    ------------
                                                                       1,159,718
                                                                    ------------
          CONSUMER DURABLES - 1.4%
  5,900   Applica, Inc.*                                                  52,510
 12,272   Dimon, Inc.                                                     70,196
  1,100   Jarden Corporation                                              39,589
  2,674   Kimball International, Inc., Class B                            39,441
  4,500   Lennox International, Inc.                                      81,450
    930   Thomas Industries, Inc.                                         30,876
    600   Toro Company                                                    42,042
  7,085   United Rentals, Inc.*                                          126,751
                                                                    ------------
                                                                         482,855
                                                                    ------------
          CONTAINERS - 1.1%
 17,831   Crown Holdings, Inc.*                                          177,775
  4,980   Greif, Inc., Class A                                           210,405
                                                                    ------------
                                                                         388,180
                                                                    ------------
          DOMESTIC OIL - 4.5%
  2,900   Cal Dive International, Inc.*                                   87,928
  2,600   Denbury Resources, Inc.*                                        54,470
  3,000   Energy Partners, Ltd.*                                          45,900
  4,390   Frontier Oil Corporation                                        93,024
  6,135   Giant Industries, Inc.*                                        134,970
  3,600   Houston Exploration Company*                                   186,624
  8,398   Magnum Hunter Resources, Inc.*                                  87,171
  1,381   Patina Oil & Gas Corporation                                    41,250
  3,100   Remington Oil & Gas Corporation*                                73,160
  1,900   St. Mary Land & Exploration Company                             67,735
  3,600   Stone Energy Corporation*                                      164,448
 11,786   Tesoro Petroleum Corporation*                                  325,294
  9,800   Vintage Petroleum, Inc.                                        166,306
                                                                    ------------
                                                                       1,528,280
                                                                    ------------
          DRUGS & MEDICINE - 6.2%
    900   Accredo Health, Inc.*                                           35,055
  3,470   Alpharma, Inc., Class A                                         71,066

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          DRUGS & MEDICINE (CONTINUED)
  5,110   American Medical Security Group, Inc.*                    $    139,247
  1,200   AMERIGROUP Corporation*                                         59,040
  1,300   Apria Healthcare Group, Inc.*                                   37,310
  9,038   Beverly Enterprises, Inc.*                                      77,727
  4,900   CONMED Corporation*                                            134,260
  1,660   CorVel Corporation*                                             47,061
  6,656   First Health Group Corporation*                                103,900
 11,103   Hanger Orthopedic Group, Inc.*                                 130,127
  1,537   Invacare Corporation                                            68,735
  2,800   Kindred Healthcare, Inc.*                                       73,780
  2,500   Matria Healthcare, Inc.*                                        62,675
  3,317   MIM Corporation*                                                28,858
    700   NBTY, Inc.*                                                     20,573
  1,638   NeighborCare, Inc.*                                             51,319
 12,112   Orthodontic Centers of America, Inc.*                           99,197
  3,311   Par Pharmaceutical Companies, Inc.*                            116,580
  1,000   Pediatrix Medical Group, Inc.*                                  69,850
  1,700   Perrigo Company                                                 32,249
  4,475   Province Healthcare Company*                                    76,746
  3,100   Regeneron Pharmaceuticals, Inc.*                                32,643
  3,200   RehabCare Group, Inc.*                                          85,216
  2,100   Sierra Health Services, Inc.*                                   93,870
  3,300   Sybron Dental Specialties, Inc.*                                98,505
  8,800   US Oncology, Inc.*                                             129,536
  3,400   Viasys Healthcare, Inc.*                                        71,094
  1,500   Zoll Medical Corporation*                                       52,620
                                                                    ------------
                                                                       2,098,839
                                                                    ------------
          ELECTRONICS - 2.7%
  1,300   Anixter International, Inc.*                                    44,239
  4,537   Belden, Inc.                                                    97,228
  3,450   Benchmark Electronics, Inc.*                                   100,395
  1,300   Dionex Corporation*                                             71,721
  2,919   Electro Scientific Industries, Inc.*                            82,637
  3,400   Electronics for Imaging, Inc.*                                  96,084
  1,100   InVision Technologies, Inc.*                                    54,890
  5,310   KEMET Corporation*                                              64,888
  1,392   Littelfuse, Inc.*                                               59,035
  4,600   Planar Systems, Inc.*                                           61,594
  3,077   Technitrol, Inc.*                                               67,386
  4,058   Thomas & Betts Corporation                                     110,499
                                                                    ------------
                                                                         910,596
                                                                    ------------
          ENERGY & UTILITIES - 4.2%
  5,879   Allegheny Energy, Inc.*                                         90,595
  2,300   Atmos Energy Corporation                                        58,857
  3,200   Avista Corporation                                              58,944
 25,026   Calpine Corporation*                                           108,112
 19,270   CMS Energy Corporation*                                        175,935
  3,500   Oceaneering International, Inc.*                               119,875
  3,450   PNM Resources, Inc.                                             71,657
 15,528   Sierra Pacific Resources*                                      119,721
  6,700   Southern Union Company*                                        141,236
  1,400   Southwest Gas Corporation                                       33,782
  5,860   TETRA Technologies, Inc.                                       157,341
 10,300   Veritas DGC, Inc.*                                             238,445
  2,039   Westar Energy, Inc.                                             40,597
                                                                    ------------
                                                                       1,415,097
                                                                    ------------
          ENERGY - RAW MATERIALS - 2.5%
  3,600   Cabot Oil and Gas Corporation                                  152,280
  1,910   Forest Oil Corporation*                                         52,181
  7,440   Plains Exploration & Production
             Company*                                                    136,524
  2,551   Powell Industries, Inc.*                                        43,571
  4,200   Range Resources Corporation*                                    61,320
  5,516   Spinnaker Exploration Company*                                 217,220
  3,100   Swift Energy Company*                                           68,386
    500   Tom Brown, Inc.*                                                24,000
  2,659   Unit Corporation*                                               83,626
                                                                    ------------
                                                                         839,108
                                                                    ------------
          FOOD & AGRICULTURE - 3.0%
 10,700   Chiquita Brands International, Inc.*                           223,844
  4,411   Corn Products International, Inc.                              205,332
  4,200   Hain Celestial Group, Inc.*                                     76,020
  5,492   IMC Global, Inc.                                                73,593
  8,600   Interstate Bakeries Corporation                                 93,310
    698   J. M. Smucker Company                                           32,023
  1,135   John B. Sanfillippo & Son, Inc.*                                30,327
  4,800   Ralcorp Holdings, Inc.*                                        168,960
    200   Seaboard Corporation                                            99,590
                                                                    ------------
                                                                       1,002,999
                                                                    ------------
          INSURANCE - 3.3%
  9,908   American Equity Investment Life
             Holding Company                                              98,585
  3,811   American Physicians Capital Inc*                                88,225
    900   Commerce Group, Inc.                                            44,433
  2,100   Delphi Financial Group, Inc., Class A                           93,450
  2,680   Harleysville Group, Inc.                                        50,518

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          INSURANCE (CONTINUED)
  1,753   LandAmerica Financial Group, Inc.                         $     68,244
  1,700   Midland Company                                                 50,405
    700   MONY Group, Inc.                                                21,910
  1,790   Navigators Group, Inc.*                                         51,713
  6,800   Ohio Casualty Corporation*                                     136,884
  1,500   Philadelphia Consolidated Holding
             Corporation*                                                 90,105
  4,800   Phoenix Companies, Inc.                                         58,800
  1,200   Selective Insurance Group, Inc.                                 47,856
  1,400   Stewart Information Services
             Corporation*                                                 47,278
  7,662   UICI*                                                          182,432
                                                                    ------------
                                                                       1,130,838
                                                                    ------------
          LIQUOR - 0.2%
  1,700   Robert Mondavi Corporation, Class A*                            62,934
                                                                    ------------
          MEDIA - 2.1%
 41,286   Charter Communications, Inc., Class A*                         161,841
  7,861   Gray Television, Inc., Class B                                 109,189
 11,100   Insight Communications Company, Inc.*                          102,786
  4,881   Journal Communications, Inc., Class A                           91,909
  2,748   Journal Register Company*                                       54,960
  1,100   Liberty Corporation                                             51,645
 17,205   PRIMEDIA, Inc.*                                                 47,830
  1,657   Pulitzer, Inc.                                                  81,028
                                                                    ------------
                                                                         701,188
                                                                    ------------
          MISCELLANEOUS - 1.6%
  4,319   Acuity Brands, Inc.                                            116,613
  2,600   Alderwoods Group, Inc.*                                         31,720
  4,243   Boca Resorts, Inc.*                                             84,096
  2,400   Chemed Corporation                                             116,400
  2,083   Duratek, Inc.*                                                  31,474
  1,400   Gardner Denver, Inc.*                                           39,060
    900   Genlyte Group, Inc.*                                            56,592
  8,845   Input Output, Inc.*                                             73,325
                                                                    ------------
                                                                         549,280
                                                                    ------------
          MISCELLANEOUS FINANCE - 3.4%
  2,204   Advanta Corporation, Class B                                    50,516
    950   Affiliated Managers Group, Inc.*                                47,851
  4,400   BISYS Group, Inc.*                                              61,864
  5,180   eSPEED, Inc., Class A*                                          91,427
  2,830   Financial Federal Corporation*                                  99,786
 14,200   Investment Technology Group, Inc.*                             181,618
  4,200   Knight Trading Group, Inc.*                                     42,084
  4,600   Metris Companies, Inc.                                          39,974
  5,321   Portfolio Recovery Associates, Inc.*                           146,700
  5,100   Saxon Capital, Inc.*                                           116,433
  1,000   Westcorp                                                        45,450
  1,700   Wintrust Financial Corporation                                  85,867
  3,000   WSFS Financial Corporation                                     146,010
                                                                    ------------
                                                                       1,155,580
                                                                    ------------
          MOTOR VEHICLES - 2.8%
  3,200   Aftermarket Technology Corporation*                             52,800
  2,800   Arctic Cat, Inc.                                                77,084
  5,275   Collins & Aikman Corporation*                                   29,487
  4,100   CSK Auto Corporation*                                           70,274
  2,714   Dura Automaotive Systems, Inc.                                  24,833
  2,300   Fleetwood Enterprises, Inc.*                                    33,465
  2,500   Group 1 Automotive, Inc.*                                       83,025
  1,900   Modine Manufacturing Company                                    60,515
  4,249   Monaco Coach Corporation                                       119,694
  2,850   Smith (A.O.) Corporation                                        90,602
  4,201   Stoneridge, Inc.*                                               71,417
  2,099   TBC Corporation*                                                49,956
  4,576   Tenneco Automotive, Inc.*                                       60,540
  1,600   Thor Industries, Inc.                                           53,536
  7,101   Visteon Corporation                                             82,869
                                                                    ------------
                                                                         960,097
                                                                    ------------
          NON-DURABLES & ENTERTAINMENT - 2.3%
  5,277   AMC Entertainment, Inc.*                                        81,108
 11,038   American Greetings Corporation,
             Class A*                                                    255,861
  4,377   Central Garden & Pet Company*                                  156,565
    900   Churchill Downs, Inc.                                           36,630
  2,100   Penn National Gaming, Inc.*                                     69,720
  7,428   Playtex Products, Inc.*                                         58,087
  4,020   Rayovac Corporation*                                           112,962
                                                                    ------------
                                                                         770,933
                                                                    ------------
          NON-FERROUS METALS - 1.0%
  3,244   Century Aluminum Company*                                       80,419
    900   Cleveland-Cliffs, Inc.*                                         50,751
  2,200   Commercial Metals Company                                       71,390
  2,100   Reliance Steel & Aluminum Company*                              84,672
  3,300   Stillwater Mining Company*                                      49,533
                                                                    ------------
                                                                         336,765
                                                                    ------------
          OIL & GAS - 0.8%
 13,800   Grey Wolf, Inc.*                                                58,512

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          OIL & GAS (CONTINUED)
  7,400   Lone Star Technologies, Inc.*                             $    203,944
                                                                    ------------
                                                                         262,456
                                                                    ------------
          OPTICAL & PHOTO - 0.5%
  2,200   Ocular Sciences, Inc.*                                          83,600
  4,482   Sola International, Inc.*                                       77,225
                                                                    ------------
                                                                         160,825
                                                                    ------------
          PAPER & FOREST PRODUCTS - 2.1%
  8,677   Buckeye Technologies, Inc.*                                     99,786
  6,300   Caraustar Industries, Inc.*                                     88,893
  4,341   Longview Fibre Company*                                         63,943
  5,325   Louisiana-Pacific Corporation*                                 125,936
  4,900   Pope & Talbot, Inc.                                             96,873
  4,100   Potlatch Corporation                                           170,724
  2,200   Universal Forest Products, Inc.                                 70,950
                                                                    ------------
                                                                         717,105
                                                                    ------------
          PRODUCER GOODS - 4.4%
  2,400   Barnes Group, Inc.                                              69,552
    667   Briggs & Stratton Corporation                                   58,929
  1,350   CLARCOR, Inc.                                                   61,830
  3,200   Federal Signal Corporation                                      59,552
  5,122   Flowserve Corporation*                                         127,743
 12,632   Global Power Equipment Group, Inc.*                            101,309
  1,700   Griffon Corporation*                                            37,876
  9,280   Hanover Compressor Company*                                    110,432
  1,400   Kennametal, Inc.                                                64,120
  3,543   Manitowoc Company, Inc.                                        119,930
  3,300   Shaw Group, Inc.*                                               33,429
  2,459   Tecumseh Products Company, Class A                             101,286
  6,300   Terex Corporation*                                             215,019
  1,195   Watsco, Inc.                                                    33,544
  1,100   Woodward Governor Company                                       79,321
  5,210   York International Corporation                                 213,975
                                                                    ------------
                                                                       1,487,847
                                                                    ------------
          RAILROAD & SHIPPING - 0.3%
  1,700   Genesee & Wyoming, Inc., Class A*                               40,290
  3,400   Kansas City Southern*                                           52,700
                                                                    ------------
                                                                          92,990
                                                                    ------------
          REAL ESTATE INVESTMENT TRUST - 7.5%
  1,900   Amli Residential Properties Trust                               55,746
 12,100   Cornerstone Realty Income Trust, Inc.                          106,117
  2,308   CRIIMI MAE, Inc.*                                               27,627
  1,442   EastGroup Properties, Inc.                                      48,552
  4,500   Equity Inns, Inc.                                               41,805
  1,700   Equity One, Inc.                                                30,736
    700   Essex Property Trust, Inc.                                      47,845
  7,200   FelCor Lodging Trust, Inc.*                                     87,120
  3,400   First Industrial Realty Trust, Inc.                            125,392
  6,413   Glenborough Realty Trust, Inc.                                 117,678
  2,600   Heritage Property Investment Trust                              70,356
  2,100   Highwoods Properties, Inc.                                      49,350
  3,200   Home Properties, Inc.                                          124,736
  4,590   Impac Mortgage Holdings, Inc.                                 103,367
  5,032   Investors Real Estate Trust                                     52,232
  2,200   Kilroy Realty Corporation                                       75,020
  3,600   Koger Equity, Inc.                                              83,232
  1,965   LTC Properties, Inc.                                            32,619
  3,340   Manufactured Home Communities, Inc.                            110,855
 11,670   MeriStar Hospitality Corporation*                               79,823
  5,100   MFA Mortgage Investments, Inc.                                  45,390
  1,100   Mid-America Apartment Communities, Inc.                         41,679
  2,200   Nationwide Health Properties, Inc.                              41,580
  5,506   Newcastle Investment Corporation                               164,905
  5,320   Prentiss Properties Trust                                      178,326
  1,900   Ramco-Gershenson Properties Trust                               46,037
  1,561   Reckson Associates Realty Corporation                           42,865
  1,500   Redwood Trust, Inc.                                             83,520
  8,540   Senior Housing Properties Trust                                143,387
    700   SL Green Realty Corporation                                     32,760
  1,600   Summit Properties, Inc.                                         41,024
  5,400   Taubman Centers, Inc.                                          123,606
  2,300   U.S. Restaurant Properties, Inc.                                34,937
  1,300   Washington Real Estate Investment Trust                         38,194
                                                                    ------------
                                                                       2,528,418
                                                                    ------------
          REAL PROPERTY - 1.4%
 10,378   Jones Lang LaSalle, Inc.*                                      281,244
 10,230   La Quinta Corporation*                                          85,932
  6,905   Trammell Crow Company*                                          97,360
                                                                    ------------
                                                                         464,536
                                                                    ------------
          RESTAURANTS - 0.1%
  1,704   Jack in the Box, Inc.*                                          50,609
                                                                    ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          RETAIL - 3.7%
  5,410   Asbury Automative Group, Inc.*                            $     81,150
  4,480   Aviall, Inc.*                                                   85,165
  2,000   Big 5 Sporting Goods Corporation*                               52,380
  1,727   BJ's Wholesale Club, Inc.*                                      43,175
  3,200   Brown Shoe Company, Inc.                                       130,976
  1,954   Dillard's, Inc., Class A                                        43,574
  2,200   Insight Enterprises, Inc.*                                      39,072
  1,600   Jo-Ann Stores, Inc. Class B*                                    47,040
  2,814   Linens 'n Things, Inc.*                                         82,478
  2,300   Men's Wearhouse, Inc.*                                          60,697
  5,841   Payless ShoeSource, Inc.*                                       87,089
  5,000   ShopKo Stores, Inc.*                                            70,700
  2,300   Sports Authority, Inc.*                                         82,570
  4,509   The Pantry, Inc.*                                               98,296
  4,237   United Stationers, Inc.*                                       168,294
  2,800   Zale Corporation*                                               76,328
                                                                    ------------
                                                                       1,248,984
                                                                    ------------
          STEEL - 0.8%
  2,984   Carpenter Technology Corporation                               101,605
  1,511   Gibraltar Steel Corporation                                     49,591
  1,400   Quanex Corporation                                              68,180
  1,210   Steel Dynamics, Inc.*                                           34,642
                                                                    ------------
                                                                         254,018
                                                                    ------------
          TELECOMMUNICATIONS - 1.5%
 21,030   Cincinnati Bell, Inc.*                                          93,373
  1,700   Commonwealth Telephone Enterprises,
             Inc.*                                                        76,109
 11,721   Dobson Communications Corporation,
             Class A*                                                     38,210
  3,984   General Communication, Inc.*                                    31,633
  3,129   Price Communications Corporation*                               46,184
 12,926   Time Warner Telecom, Inc., Class A*                             54,160
  3,628   WCI Communities, Inc.*                                          80,941
  3,400   Wilson Greatbatch Technologies, Inc.*                           95,030
                                                                    ------------
                                                                         515,640
                                                                    ------------
          TIRES & RUBBER - 0.3%
  3,000   Cooper Tire & Rubber Company                                    69,000
  3,035   Myers Industries, Inc.                                          42,793
                                                                    ------------
                                                                         111,793
                                                                    ------------
          TOBACCO - 0.7%
  2,072   Standard Commercial Corporation                                 37,400
  4,100   Universal Corporation                                          208,854
                                                                    ------------
                                                                         246,254
                                                                    ------------
          TRAVEL & RECREATION - 2.3%
  1,500   Ameristar Casinos, Inc.                                         50,370
  2,330   Argosy Gaming Company*                                          87,608
  4,300   Aztar Corporation*                                             120,400
  5,153   Bally Total Fitness Holding
             Corporation*                                                 25,765
  4,966   Callaway Golf Company                                           56,314
  2,400   Dollar Thrifty Automotive Group, Inc.*                          65,856
  3,830   Isle of Capri Casinos, Inc.*                                    66,834
  3,500   K2, Inc.*                                                       54,950
 10,800   Six Flags, Inc.*                                                78,408
  2,300   Speedway Motorsports, Inc.                                      76,912
  4,900   Vail Resorts, Inc.*                                             93,884
                                                                    ------------
                                                                         777,301
                                                                    ------------
          TRUCKING & FREIGHT - 0.3%
  2,000   USF Corporation                                                 70,260
  1,194   Yellow Roadway Corporation*                                     47,593
                                                                    ------------
                                                                         117,853
                                                                    ------------
          TOTAL COMMON STOCKS
             (Cost $29,198,294)                                       33,692,562
                                                                    ------------
RIGHTS - 0.0%**
   (Cost $442)
  1,300   Bank United Corporation, Contingent
             Payment Rights*                                                  91
                                                                    ------------
TOTAL INVESTMENTS
   (Cost $29,198,736)                                    99.6%        33,692,653
OTHER ASSETS AND LIABILITIES
   (Net)                                                  0.4%           126,285
                                                        -----       ------------
NET ASSETS                                              100.0%      $ 33,818,938
                                                        =====       ============

---------------
*    Non-income producing security.

**   Amount represents less than 0.1% of net assets.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS                                             (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
COMMON STOCKS - 99.6%
          AEROSPACE - 1.5%
    337   Alliant Techsystems, Inc.*                                $     21,346
    400   Armor Holdings, Inc.*                                           13,600
    100   Astronics Corporation*                                             539
  9,000   Boeing Company                                                 459,810
    400   Curtiss-Wright Corporation                                      22,476
    400   DRS Technologies, Inc.*                                         12,760
    100   Ducommun, Inc.*                                                  2,138
    400   Environmental Tectonics Corporation*                             2,804
  2,220   General Dynamics Corporation                                   220,446
  1,200   Goodrich Corporation                                            38,796
    142   HEICO Corporation, Class A                                       1,981
    100   Herley Industries, Inc.*                                         1,954
    600   Kaman Corporation, Class A                                       8,394
    300   Kreisler Manufacturing Corporation*                              2,160
  1,200   L-3 Communications Holdings, Inc.*                              80,160
  4,700   Lockheed Martin Corporation                                    244,776
    100   MTC Technologies, Inc.*                                          2,582
  4,100   Northrop Grumman Corporation                                   220,170
  1,000   Orbital Sciences Corporation*                                   13,810
  4,300   Raytheon Company                                               153,811
  1,700   Rockwell Collins, Inc.                                          56,644
    300   Teledyne Technologies, Inc.*                                     6,006
    200   Triumph Group, Inc.*                                             6,386
    700   United Defense Industries, Inc.*                                24,500
    100   United Industrial Corporation                                    2,335
  5,447   United Technologies Corporation                                498,291
                                                                    ------------
                                                                       2,118,675
                                                                    ------------
          AIR TRANSPORTATION - 0.2%
    700   ABX Air, Inc.*                                                   4,781
    900   AirTran Holdings, Inc.*                                         12,726
    100   Alaska Air Group, Inc.*                                          2,387
  1,300   AMR Corporation*                                                15,743
    600   Atlantic Coast Airlines Holdings, Inc.*                          3,444
  3,000   Delta Air Lines, Inc.*                                          21,360
    700   EGL, Inc.*                                                      18,620
  1,300   ExpressJet Holdings, Inc.*                                      15,782
    450   Frontier Airlines, Inc.*                                         4,896
  1,200   JetBlue Airways Corporation*                                    35,256
    200   MAIR Holdings, Inc.*                                             1,632
  1,000   Mesa Air Group, Inc.*                                            8,090
    800   Midwest Express Holdings, Inc.*                                  3,336
  1,500   Northwest Airlines Corporation*                                 16,680
    500   SkyWest, Inc.                                                    8,705
  8,293   Southwest Airlines Company                                     139,074
    300   UAL Corporation*                                                   411
    400   US Airways Group, Inc.*+#                                            0
                                                                    ------------
                                                                         312,923
                                                                    ------------
          APPAREL - 0.5%
    200   Barry (R.G.) Corporation*                                          322
    300   bebe stores, Inc.*                                               6,000
    100   Carter's, Inc.*                                                  2,911
    200   Cherokee, Inc.*                                                  5,018
  2,000   Coach, Inc.*                                                    90,380
    400   Columbia Sportswear Company*                                    21,848
    200   Cutter & Buck, Inc.*                                             2,060
    400   DHB Industries, Inc.*                                            6,072
  1,200   Gymboree Corporation*                                           18,432
    600   J. Jill Group, Inc.*                                            14,154
  1,378   Jones Apparel Group, Inc.                                       54,403
    300   Just for Feet, Inc.*#                                                0
    800   K-Swiss, Inc., Class A                                          16,168
    400   Kenneth Cole Productions, Inc.                                  13,708
  1,200   Liz Claiborne, Inc.                                             43,176
    249   Maxwell Shoe Company, Inc.*                                      5,787
  2,700   Nike, Inc., Class B                                            204,525
    400   OshKosh B'Gosh, Inc., Class A                                    9,988
    100   Perry Ellis International, Inc.*                                 2,526
    800   Polo Ralph Lauren Corporation                                   27,560
    800   Quiksilver, Inc.*                                               19,048
    700   Reebok International, Ltd.                                      25,186
    500   Russell Corporation                                              8,980
    100   Steven Madden, Ltd.*                                             1,997
    200   Superior Uniform Group, Inc.                                     3,178
    100   Tag-It Pacific, Inc.*                                              432
    100   Tarrant Apparel Group*                                             140
    400   Timberland Company, Class A*                                    25,836
    200   Unifi, Inc.*                                                       586
  1,100   V.F. Corporation                                                53,570
    300   Vans, Inc.*                                                      6,165
    100   Vulcan International Corporation                                 4,730
    900   Warnaco Group, Inc.*                                            19,143
    600   Warnaco Group, Inc.*#+                                               0
  1,300   WestPoint Stevens, Inc.                                             12
    150   Weyco Group, Inc.                                                5,144
    100   Wolverine World Wide, Inc.                                       2,625
                                                                    ------------
                                                                         721,810
                                                                    ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          BANKS - 7.3%
    530   1st Source Corporation                                    $     13,239
    380   ABC Bancorp                                                      7,729
    100   Alabama National BanCorporation                                  5,547
    500   AMCORE Financial, Inc.                                          15,080
  3,433   AmSouth Bancorporation                                          87,439
    510   Anchor BanCorp Wisconsin, Inc.                                  13,484
    198   Arrow Financial Corporation                                      6,029
  1,026   Associated Banc-Corp                                            30,400
    800   Astoria Financial Corporation                                   29,264
    100   BancFirst Corporation                                            5,975
    300   BancorpSouth, Inc.                                               6,759
 21,106   Bank of America Corporation                                  1,785,990
    350   Bank of Granite Corporation                                      7,318
    500   Bank of Hawaii Corporation                                      22,610
  8,100   Bank of New York Company, Inc.                                 238,788
    800   Bank of the Ozarks, Inc.                                        18,640
 11,700   Bank One Corporation                                           596,700
    500   BankAtlantic Bancorp, Inc., Class A                              9,225
  1,847   Banknorth Group, Inc.                                           59,991
    700   BankUnited Financial Corporation, Class A*                      18,060
    100   Bar Harbor Bankshares                                            2,600
  6,134   BB&T Corporation                                               226,774
    100   BNCCORP, Inc.*                                                   1,751
    200   Boston Private Financial Holdings, Inc.                          4,632
    656   Brookline Bancorp, Inc.                                          9,624
    294   BSB Bancorp, Inc.                                               10,452
     73   Camco Financial Corporation                                      1,022
    100   Capital Corp of the West                                         3,884
    400   Capitol Bancorp, Ltd.                                           10,404
    900   Capitol Federal Financial                                       26,910
    765   Cascade Bancorp                                                 14,137
    469   Cathay Bancorp, Inc.                                            31,282
    150   CCF Holding Company                                              4,057
    117   Center Bancorp, Inc.                                             1,309
    122   Central Coast Bancorp*                                           2,233
    200   Central Pacific Financial Corporation                            5,500
    100   Charter Financial Corporation                                    3,400
  2,671   Charter One Financial, Inc.                                    118,031
    105   Chemical Financial Corporation                                   3,873
    500   Citizens Banking Corporation                                    15,525
    300   Citizens First Financial Corporation                             6,825
    314   Citizens South Banking Corporation                               4,139
    100   City Holding Company                                             3,158
    514   City National Corporation                                       33,770
    800   Colonial BancGroup, Inc.                                        14,536
    200   Columbia Bancorp                                                 5,844
    676   Columbia Banking System, Inc.                                   15,007
  1,948   Comerica, Inc.                                                 106,906
    100   Comm Bancorp, Inc.                                               4,120
  1,100   Commerce Bancorp, Inc.                                          60,511
    596   Commerce Bancshares, Inc.                                       27,383
    290   Commercial Capital Bancorp*                                      5,037
    500   Commercial Federal Corporation                                  13,550
    120   Community Bancorp, Inc.*                                         2,844
    800   Community Bank System, Inc.                                     18,232
    297   Community Banks, Inc.                                            8,723
    400   Community First Bankshares, Inc.                                12,876
  1,100   Compass Bancshares, Inc.                                        47,300
    400   Corus Bankshares, Inc.                                          16,444
    100   Crazy Woman Creek Bancorp, Inc.                                  1,680
    400   Cullen/Frost Bankers, Inc.                                      17,900
    612   CVB Financial Corporation                                       13,329
    400   Downey Financial Corporation                                    21,300
    600   East West Bancorp, Inc.                                         18,420
    100   EFC Bancorp, Inc.                                                2,325
    544   F.N.B. Corporation                                              11,098
    200   FFD Financial Corporation                                        2,725
    350   FFLC Bancorp, Inc.                                               8,806
    146   Fidelity Bancorp, Inc.                                           3,046
    100   Fidelity Bankshares, Inc.                                        3,545
  6,254   Fifth Third Bancorp                                            336,340
    550   First BanCorp.                                                  22,412
    100   First Busey Corporation                                          2,924
    500   First Charter Corporation                                       10,895
    200   First Citizens BancShares, Inc.,
             Class A                                                      24,400
  1,019   First Commonwealth Financial
             Corporation                                                  13,216
    164   First Federal Bankshares, Inc.                                   3,713
    400   First Financial Bancorp.                                         7,088
    468   First Financial Bankshares, Inc.                                19,623
    600   First Financial Corporation                                     19,140
  1,700   First Horizon National Corporation.                             77,299
    100   First M&F Corporation                                            3,114
    100   First Mariner Bancorp, Inc.*                                     1,705
    637   First Midwest Bancorp, Inc.                                     22,429

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          BANKS (CONTINUED)
  1,100   First Midwest Financial, Inc.                             $     26,125
    412   First Mutual Bancshares, Inc.                                   10,403
    560   First National Bankshares of Florida                            10,618
    458   First Niagara Financial Group, Inc.                              5,496
    300   First Place Financial Corporation                                5,571
    300   First United Corporation                                         5,838
    400   FirstFed Financial Corporation*                                 16,640
    600   FirstMerit Corporation                                          15,822
    750   Flagstar Bancorp, Inc.                                          14,910
    500   Flushing Financial Corporation                                   8,825
    869   FNB Corporation                                                 16,945
    125   FNB Financial Services Corporation                               2,126
    400   Franklin Bancorp, Inc.                                           8,400
    800   Fremont General Corporation                                     14,120
    500   Frontier Financial Corporation                                  17,470
    988   Fulton Financial Corporation                                    19,908
     22   German American Bancorp                                            370
    635   Glacier Bancorp, Inc.                                           17,888
  1,700   Golden West Financial Corporation                              180,795
    600   Great Southern Bancorp, Inc.                                    17,550
    700   Greater Bay Bancorp                                             20,230
     17   Greater Community Bancorp                                          243
  1,400   GreenPoint Financial Corporation                                55,580
    400   GS Financial Corporation                                         7,870
    100   Habersham Bancorp                                                2,397
    100   Hanmi Financial Corporation                                      2,950
    500   Harbor Florida Bancshares, Inc.                                 13,755
    131   Harleysville National Corporation                                3,354
    133   Harleysville Savings Financial
             Corporation                                                   3,657
    165   Heritage Commerce Corporation*                                   2,406
    330   HF Financial Corporation                                         5,065
  1,500   Hibernia Corporation, Class A                                   36,450
    200   Home Financial Bancorp                                           1,235
     43   Horizon Financial Corporation                                      856
  2,000   Hudson City Bancorp, Inc.                                       66,880
    600   Hudson United Bancorp                                           22,368
  2,485   Huntington Bancshares, Inc.                                     56,907
    179   IBERIABANK Corporation                                          10,593
    900   Independence Community Bank Corporation                         32,760
    100   Independent Bank Corporation                                     2,895
    606   International Bancshares Corporation                            24,573
    200   Irwin Financial Corporation                                      5,280
    300   ITLA Capital Corporation*                                       12,171
    100   Jefferson Bancshares, Inc.                                       1,296
  5,000   KeyCorp                                                        149,450
    207   KNBT Bancorp, Inc.*                                              3,457
    100   Lakeland Financial Corporation                                   3,350
    100   Laurel Capital Group, Inc.                                       2,115
    100   Lincoln Bancorp                                                  1,826
    300   LSB Bancshares, Inc.                                             4,845
  1,300   M&T Bank Corporation                                           113,490
    479   MAF Bancorp, Inc.                                               20,444
  2,700   Marshall & Ilsley Corporation                                  105,543
    100   Matrix Bancorp, Inc.*                                            1,208
    150   Mayflower Co-operative Bank                                      2,700
  4,500   Mellon Financial Corporation                                   131,985
    800   Mercantile Bankshares Corporation                               37,456
    750   Merchants Bancshares, Inc.                                      19,688
    100   Mid-State Bancshares                                             2,351
    150   Midwest Banc Holdings, Inc.                                      3,345
    200   MidWestOne Financial Group, Inc.                                 3,628
    200   MutualFirst Financial, Inc.                                      4,326
    105   Mystic Financial, Inc.                                           3,376
  6,300   National City Corporation                                      220,563
  2,435   National Commerce Financial Corporation                         79,138
    113   National Penn Bancshares, Inc.                                   3,361
    541   NetBank, Inc.                                                    5,913
  3,237   New York Community Bancorp, Inc.                                63,542
    800   NewAlliance Bancshares, Inc.*                                   11,168
    100   North Bancshares, Inc.                                           2,248
  1,820   North Fork Bancorporation, Inc.                                 69,251
    420   North Valley Bancorp                                             6,657
    100   Northeast Bancorp                                                1,932
  1,300   Northern States Financial Corporation                           35,230
  2,500   Northern Trust Corporation                                     105,700
    362   Northrim BanCorp, Inc.                                           7,323
    200   Northwest Bancorp, Inc.                                          4,580
    150   Norwood Financial Corporation                                    4,388
    132   NSD Bancorp, Inc.                                                3,090
    804   Old National Bancorp                                            19,963
    100   Omega Financial Corporation                                      3,443
    302   Oriental Financial Group, Inc.                                   8,175
    533   Pacific Capital BanCorp                                         14,993

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          BANKS (CONTINUED)
    200   Park National Corporation                                 $     25,542
    750   People's Bank                                                   23,363
    450   Peoples Holding Company                                         15,552
    256   PHSB Financial Corporation                                       5,120
  1,200   Popular, Inc.                                                   51,324
    564   Provident Bankshares Corporation                                16,266
    100   Provident Financial Group, Inc.                                  3,946
    306   PVF Capital Corporation                                          4,908
    150   R&G Financial Corporation, Class B                               4,959
  2,100   Regions Financial Corporation                                   76,755
    764   Republic Bancorp, Inc.                                          10,620
    525   Republic Bancorp, Inc., Class A                                 10,600
    400   S&T Bancorp, Inc.                                               12,792
    200   S.Y. Bancorp, Inc.                                               4,682
    300   Sandy Spring Bancorp, Inc.                                      10,425
    100   Second Bancorp, Inc.                                             3,129
    100   Security Bank Corporation                                        3,475
    400   Silicon Valley Bancshares*                                      15,860
    400   Simmons First National Corporation,
             Class A                                                      10,412
    644   Sky Financial Group, Inc.                                       15,926
    100   Sound Federal Bancorp, Inc.                                      1,342
    600   South Financial Group, Inc.                                     17,004
    100   Southern Banc Company, Inc.                                      1,700
  2,400   Southern Missouri Bancorp, Inc.                                 37,812
  3,400   SouthTrust Corporation                                         131,954
    500   Southwest Bancorporation of Texas, Inc.                         22,060
  3,500   Sovereign Bancorp, Inc.                                         77,350
    699   State Bancorp, Inc.                                             17,084
  3,800   State Street Corporation                                       186,352
    288   Sterling Bancorp                                                 7,955
    150   Sterling Bancshares, Inc.                                        2,129
    375   Sterling Financial Corporation, PA                               9,761
    592   Sterling Financial Corporation,
             Spokane*                                                     18,867
    300   Suffolk Bancorp                                                  9,780
    100   Summit Bancshares, Inc.                                          2,910
      5   Sun Bancorp, Inc.*                                                 106
  3,080   SunTrust Banks, Inc.                                           200,169
    500   Susquehanna Bancshares, Inc.                                    12,580
  3,256   Synovus Financial Corporation                                   82,442
    900   TCF Financial Corporation                                       52,245
    100   Teche Holding Company                                            3,800
    275   Texas Regional Bancshares, Inc.                                 12,625
    100   Timberland Bancorp, Inc.                                         2,235
    110   Tompkins Trustco, Inc.                                           5,225
    858   TrustCo Bank Corporation NY                                     11,240
    700   Trustmark Corporation                                           20,244
 20,209   U.S. Bancorp                                                   556,960
    115   U.S.B. Holding Company, Inc.                                     2,636
    400   UCBH Holdings, Inc.                                             15,808
    405   UMB Financial Corporation                                       20,906
     16   Union Bankshares Corporation                                       506
    100   Union Community Bancorp                                          1,770
  2,000   Union Planters Corporation                                      59,620
  1,500   UnionBanCal Corporation                                         84,600
    100   United Bankshares, Inc.                                          3,250
    100   United Community Financial Corporation                           1,300
    495   United Financial Corporation                                    11,875
    100   United Tennessee Bankshares, Inc.                                1,778
    100   Vail Banks, Inc.                                                 1,244
    714   Valley National Bancorp                                         18,050
  1,165   W Holding Company, Inc.                                         20,003
 13,848   Wachovia Corporation                                           616,236
    650   Waddell & Reed Financial, Inc., Class A                         14,372
    730   Washington Federal, Inc.                                        17,520
    100   Washington Trust Bancorp, Inc.                                   2,597
    404   Webster Financial Corporation                                   18,996
 17,995   Wells Fargo & Company                                        1,029,854
    500   WesBanco, Inc.                                                  14,565
    100   West Coast Bancorp                                               2,144
    400   Westamerica Bancorporation                                      20,980
    450   Whitney Holding Corporation                                     20,102
    228   Willow Grove Bancorp, Inc.                                       3,627
    600   Wilmington Trust Corporation                                    22,332
    100   Yardville National Bancorp                                       2,500
  1,000   Zions Bancorporation                                            61,450
                                                                    ------------
                                                                      10,564,384
                                                                    ------------
          BUSINESS MACHINES - 5.3%
  4,200   3Com Corporation*                                               26,250
    400   3D Systems Corporation*                                          4,576
  1,200   Adaptec, Inc.*                                                  10,152
  2,500   Adobe Systems, Inc.                                            116,250
    400   Advanced Digital Information
             Corporation*                                                  3,880
  4,400   Apple Computer, Inc.*                                          143,176
  1,000   Artesyn Technologies, Inc.*                                      9,000
  1,200   Autodesk, Inc.                                                  51,372
     75   Avici Systems, Inc.*                                               975
  4,500   BEA Systems, Inc.*                                              36,990
  2,067   BMC Software, Inc.*                                             38,239
  1,800   Borland Software Corporation*                                   15,282

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          BUSINESS MACHINES (CONTINUED)
    600   CACI International, Inc., Class A*                        $     24,264
 72,973   Cisco Systems, Inc.*                                         1,729,460
    500   Cognex Corporation                                              19,240
    200   Cognitronics Corporation*                                          824
  3,900   Compuware Corporation*                                          25,740
 27,100   Dell, Inc.*                                                    970,722
    700   Diebold, Inc.                                                   37,009
    700   Echelon Corporation*                                             7,833
 26,729   EMC Corporation*                                               304,711
  2,700   Enterasys Networks, Inc.*                                        5,697
    200   Evans & Sutherland Computer
             Corporation*                                                    940
    200   Extended Systems, Inc.*                                          1,000
  3,200   Gateway, Inc.*                                                  14,400
    900   Henry (Jack) & Associates, Inc.                                 18,090
 32,977   Hewlett-Packard Company                                        695,815
  1,400   IKON Office Solutions, Inc.                                     16,058
    100   Immersion Corporation*                                             477
  1,200   InFocus Corporation*                                            10,200
    500   Intergraph Corporation*                                         12,930
 18,270   International Business Machines
             Corporation                                               1,610,500
  1,300   Intervoice, Inc.*                                               14,911
    700   JDA Software Group, Inc.*                                        9,219
    450   Kronos, Inc.*                                                   18,540
  1,400   Lexmark International, Inc.*                                   135,142
  2,280   Maxtor Corporation*                                             15,116
  1,047   McDATA Corporation, Class A*                                     5,633
    300   Mercury Computer Systems, Inc.*                                  7,440
  2,600   Micromuse, Inc.*                                                17,394
    300   MICROS Systems, Inc.*                                           14,391
    400   MIPS Technologies, Inc., Class A*                                2,448
  1,200   NCR Corporation*                                                59,508
    450   Netegrity, Inc.*                                                 3,807
  3,600   Network Appliance, Inc.*                                        77,508
  3,734   Novell, Inc.*                                                   31,328
    200   Optio Software, Inc.*                                              262
 54,830   Oracle Corporation*                                            654,122
    600   Overland Storage, Inc.*                                          7,974
    215   PalmOne, Inc.*                                                   7,476
    200   Paxar Corporation                                                3,904
  2,500   Pitney Bowes, Inc.                                             110,625
  1,300   Quantum Corporation*                                             4,030
    500   Redback Networks, Inc.*                                          3,205
    500   Rimage Corporation*                                              7,505
  1,800   SanDisk Corporation*                                            39,042
    500   SCM Microsystems, Inc.*                                          3,250
  1,300   Seagate Technology                                              18,759
  5,800   Siebel Systems, Inc.*                                           61,944
  1,400   Storage Technology Corporation*                                 40,600
    450   Stratasys, Inc.*                                                11,142
 33,900   Sun Microsystems, Inc.*                                        147,126
    900   Sybase, Inc.*                                                   16,200
    700   Synaptics, Inc.*                                                13,405
     50   TransAct Technologies, Inc.*                                     1,581
    100   UniComp, Inc.*                                                       3
  3,070   Unisys Corporation*                                             42,612
     80   VelocityHSI, Inc.*#                                                  0
  8,100   Xerox Corporation*                                             117,450
                                                                    ------------
                                                                       7,686,654
                                                                    ------------
          BUSINESS SERVICES - 7.3%
    600   ABM Industries, Inc.                                            11,682
    100   ACMAT Corporation, Class A*                                      1,272
    500   ActivCard Corporation*                                           3,630
    700   Acxiom Corporation*                                             17,381
    500   Adept Technology, Inc.*                                            580
  1,000   Administaff, Inc.*                                              16,600
    900   Advent Software, Inc.*                                          16,263
    400   Aether Systems, Inc.*                                            1,376
  1,300   Affiliated Computer Services, Inc., Class A*                    68,822
    600   Affymetrix, Inc.*                                               19,638
  1,100   Agile Software Corporation*                                      9,625
  1,359   Akamai Technologies, Inc.*                                      24,394
  3,400   Allied Waste Industries, Inc.*                                  44,812
    200   American Locker Group, Inc.*                                     2,410
    200   American Software, Inc., Class A                                 1,218
    700   AMN Healthcare Services, Inc.*                                  10,703
    400   Angelica Corporation                                            10,044
    300   ANSYS, Inc.*                                                    14,100
    300   Anteon International Corporation*                                9,786
    200   Appiant Technologies, Inc.*                                          1
    100   Apropos Technology, Inc.*                                          390
    100   Aptimus, Inc.*                                                     601
    700   aQuantive, Inc.*                                                 6,916
  1,000   ARAMARK Corporation, Class B*                                   28,760
    340   Arbitron, Inc.*                                                 12,417
    200   Ardent Communications, Inc.*                                         1
  2,800   Ariba, Inc.*                                                     5,544
    100   Ascendant Solutions, Inc.*                                         100
    450   Ascential Software Corporation*                                  7,196
    500   Ask Jeeves, Inc.*                                               19,515

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          BUSINESS SERVICES (CONTINUED)
    600   At Road, Inc.*                                            $      4,590
    900   Authentidate Holding Corporation*                                9,837
  6,400   Automatic Data Processing, Inc.                                268,032
  3,300   BearingPoint, Inc.*                                             29,271
     80   Blue Coat Systems, Inc.*                                         2,679
    700   Bowne & Company, Inc.                                           11,095
    200   Breakaway Solutions, Inc.*                                           1
    500   Brink's Company                                                 17,125
    300   BroadVision, Inc.*                                               1,261
    100   Calico Commerce, Inc.*+#                                             0
    200   Captiva Software Corporation*                                    1,938
    700   Carreker Corporation*                                            7,014
    500   Casella Waste Systems, Inc., Class A*                            6,575
    546   Catalina Marketing Corporation*                                  9,986
    500   Catalyst International, Inc.*                                    1,125
    100   Catapult Communications Corporation*                             2,300
    200   CDI Corporation                                                  6,920
    780   CDW Corporation                                                 49,733
 10,577   Cendant Corporation*                                           258,925
    400   Centra Software, Inc.*                                             900
    800   Cenveo, Inc.*                                                    2,344
  1,200   Ceridian Corporation*                                           27,000
    300   Cerner Corporation*                                             13,374
    550   Certegy, Inc.                                                   21,340
    400   Charles River Associates, Inc.*                                 12,380
  1,000   CheckFree Corporation*                                          30,000
    300   Checkpoint Systems, Inc.*                                        5,379
    684   Chindex International, Inc.*                                     6,560
    886   ChoicePoint, Inc.*                                              40,455
    700   Chordiant Software, Inc.*                                        3,192
  1,300   CIBER, Inc.*                                                    10,686
  1,682   Cintas Corporation                                              80,181
  1,800   Citrix Systems, Inc.*                                           36,648
    100   Clarus Corporation*                                              1,157
     60   Click Commerce, Inc.*                                              339
  1,200   Cognizant Technology Solutions
             Corporation*                                                 30,492
    300   CompuCom Systems, Inc.*                                          1,362
  6,121   Computer Associates International, Inc.                        171,755
    900   Computer Horizons Corporation*                                   3,591
  1,980   Computer Sciences Corporation*                                  91,931
    600   Computer Task Group, Inc.*                                       2,370
    300   Consolidated Graphics, Inc.*                                    13,215
  1,600   Convergys Corporation*                                          24,640
  1,050   Copart, Inc.*                                                   28,035
    400   Corillian Corporation*                                           2,016
    200   Cornell Corrections, Inc.*                                       2,720
    400   Corporate Executive Board Company*                              23,116
    398   Corrections Corporation of America*                             15,717
    500   CoStar Group, Inc.*                                             22,965
    600   Covansys Corporation*                                            6,198
    700   Cross Country Healthcare, Inc.*                                 12,705
     29   Cross Media Marketing Corporation*#                                  0
    900   CSG Systems International, Inc.*                                18,630
    100   CSP, Inc.*                                                         740
    300   CyberSource Corporation*                                         2,508
    750   D&B Corporation*                                                40,433
    200   Datalink Corporation*                                              664
    300   Datawatch Corporation*                                           1,350
    700   Dendrite International, Inc.*                                   13,006
    350   DiamondCluster International, Inc.*                              3,042
    200   Digital Fusion, Inc.*                                              182
    357   Digital Insight Corporation*                                     7,401
  1,100   Digital River, Inc.*                                            35,893
    600   Digitas, Inc.*                                                   6,618
  1,438   DoubleClick, Inc.*                                              11,173
    100   Drexler Technology Corporation*                                  1,333
  1,100   DST Systems, Inc.*                                              52,899
    700   E.piphany, Inc.*                                                 3,381
  1,771   EarthLink, Inc.*                                                18,330
  6,800   eBay, Inc.*                                                    625,260
    100   ebix.com, Inc.*                                                  1,399
    400   Eclipsys Corporation*                                            6,104
    530   eFunds Corporation*                                              9,275
  5,000   Electronic Data Systems Corporation                             95,750
    300   Embarcadero Technologies, Inc.*                                  3,708
    200   Ennis Business Forms, Inc.                                       3,900
    700   Entrust Technologies, Inc.*                                      3,150
    300   EPIQ Systems, Inc.*                                              4,350
    300   Epresence, Inc., Escrow*                                            39
    200   Equinix, Inc.*                                                   6,788
  1,350   eResearch Technology, Inc.*                                     37,800
  1,100   Exult, Inc.*                                                     5,918
    400   F5 Networks, Inc.*                                              10,592
    400   FactSet Research Systems, Inc.                                  18,908

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          BUSINESS SERVICES (CONTINUED)
    844   Fair Isaac Corporation                                    $     28,173
  3,132   FedEx Corporation                                              255,853
    300   FileNET Corporation*                                             9,471
    600   FindWhat.com*                                                   13,884
  9,579   First Data Corporation                                         426,457
    200   Firstwave Technologies, Inc.*                                      504
  2,128   Fiserv, Inc.*                                                   82,758
    400   Forrester Research, Inc.*                                        7,460
    600   FreeMarkets, Inc.*                                               3,912
    450   FTI Consulting, Inc.*                                            7,425
    200   G & K Services, Inc., Class A                                    8,038
  1,600   Gartner, Inc., Class A*                                         21,152
    600   Getty Images, Inc., Class A*                                    36,000
    700   Global Imaging Systems, Inc.*                                   25,662
    400   Global Payments, Inc.                                           18,008
    500   GoRemote Internet Communications, Inc.*                            920
    300   GP Strategies Corporation*                                       1,977
     70   Grey Global Group, Inc.                                         68,950
    700   Group 1 Software, Inc.*                                         16,065
     27   GSI Commerce, Inc.*                                                260
    200   GulfMark Offshore, Inc.*                                         3,156
  1,780   H & R Block, Inc.                                               84,870
    550   HA-LO Industries, Inc.*#                                             0
    900   Harris Interactive, Inc.*                                        6,048
    300   Healthcare Services Group, Inc.                                  4,590
    500   HealthExtras, Inc.*                                              8,285
    200   HearMe*                                                              6
    100   Heidrick & Struggles International,
             Inc.*                                                         2,968
    100   Homeseekers.com, Inc.*#                                              0
  1,300   HomeStore, Inc.*                                                 5,187
    267   Hudson Highland Group, Inc.*                                     8,186
    500   Hughes Supply, Inc.                                             29,465
  1,100   Hypercom Corporation*                                            9,295
    900   Hyperion Solutions Corporation*                                 39,348
  3,540   i2 Technologies, Inc.*                                           3,009
    600   iGATE Capital Corporation*                                       2,388
    484   Imagistics International, Inc.*                                 17,134
    700   Imation Corporation                                             29,827
    800   Informatica Corporation*                                         6,104
    200   Inforte Corporation*                                             2,020
    310   InfoSpace, Inc.*                                                11,792
  1,200   Ingram Micro, Inc., Class A*                                    17,364
    100   Integral Systems, Inc.*                                          1,608
    700   Intellisync Corporation.*                                        2,009
    300   Interactive Intelligence, Inc.*                                  1,794
    200   InterCept, Inc.*                                                 3,276
    100   Interleukin Genetics, Inc.*                                        455
  4,242   Interpublic Group of Companies, Inc.*                           58,243
      4   InterWorld Corporation*                                              1
    504   Interwoven, Inc.*                                                5,090
  2,000   Intuit, Inc.*                                                   77,160
    143   IPIX Corporation*                                                1,999
    900   Iron Mountain, Inc.*                                            43,434
    900   IT Group, Inc.*+#                                                    0
    600   iVillage, Inc.*                                                  3,810
    600   Jacobs Engineering Group, Inc.*                                 23,628
  4,340   Juniper Networks, Inc.*                                        106,634
    300   Jupitermedia Corporation*                                        4,248
    500   Kana Software, Inc.*                                             1,190
    700   Keane, Inc.*                                                     9,583
    200   Keith Companies, Inc.*                                           2,880
    400   Kelly Services, Inc., Class A                                   11,920
    400   Keynote Systems, Inc.*                                           5,500
    566   Kinder Morgan Management, LLC*                                  20,804
    500   Korn/Ferry International*                                        9,685
    444   Kroll, Inc.*                                                    16,375
    100   LabOne, Inc.*                                                    3,178
    600   Labor Ready, Inc.*                                               9,300
  1,000   Lamar Advertising Company*                                      43,350
    100   Larscom, Inc.*                                                     448
  1,100   Lawson Software, Inc.*                                           7,788
  1,000   Liberate Technologies, Inc.*                                     2,545
    500   Lionbridge Technologies, Inc.*                                   3,825
  1,200   LivePerson, Inc.*                                                3,612
    200   LiveWorld, Inc.*                                                    34
     88   LTWC Corporation*#                                                   0
    640   Macromedia, Inc.*                                               15,712
    500   Manhattan Associates, Inc.*                                     15,440
    803   Manpower, Inc.                                                  40,768
    400   Mantech International Corporation,
             Class A*                                                      7,508
    800   Manugistics Group, Inc.*                                         2,616
    200   MAPICS, Inc.*                                                    2,112
    819   MarchFirst, Inc.*                                                    1
    200   Marimba, Inc.*                                                   1,626
    300   MarketWatch.com, Inc.*                                           3,519
    500   MatrixOne, Inc.*                                                 3,455
    300   MAXIMUS, Inc.*                                                  10,638
     45   MCSi, Inc.*#                                                         0
    200   Mechanical Technology, Inc.*                                     1,196
    900   Medical Staffing Network Holdings,
             Inc.*                                                         5,796
    200   Mediware Information Systems, Inc.*                              2,650

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          BUSINESS SERVICES (CONTINUED)
    500   MemberWorks, Inc.*                                        $     14,810
    700   Mentor Graphics Corporation*                                    10,829
    800   Mercury Interactive Corporation*                                39,864
    100   MicroAge, Inc.*#                                                     0
113,790   Microsoft Corporation                                        3,249,842
     30   MicroStrategy, Inc., Class A*                                    1,281
    200   Microvision, Inc.*                                               1,680
  1,033   Mindspeed Technologies, Inc.*                                    5,124
    400   Modem Media, Inc.*                                               2,104
    900   Monster Worldwide, Inc.*                                        23,148
    800   MPS Group, Inc.*                                                 9,696
    525   National Instruments Corporation                                16,091
  1,100   Navarre Corporation*                                            15,829
    400   Navigant Consulting, Inc.*                                       8,576
    200   NaviSite, Inc.*                                                    782
    515   NCO Group, Inc.*                                                13,745
    500   NDCHealth Corporation                                           11,600
    250   Neoforma, Inc.*                                                  3,035
    200   NEON Systems, Inc.*                                                772
    300   Netcentives, Inc.*                                                   1
    300   NETGEAR, Inc.*                                                   3,222
  1,332   NetIQ Corporation*                                              17,582
    200   NetObjects, Inc.*                                                    1
    600   NetRatings, Inc.*                                                9,774
    200   Netscout Systems, Inc.*                                          1,318
  1,700   Network Associates, Inc.*                                       30,821
     27   Network Commerce, Inc.*#                                             0
    200   New Horizons Worldwide, Inc.*                                    1,200
    100   Newtek Business Services, Inc.*                                    375
    800   NIC, Inc.*                                                       5,736
    100   Niku Corporation*                                                1,137
    500   NMS Communications Corporation*                                  3,690
    200   Nuance Communications, Inc.*                                       912
    300   NWH, Inc.                                                        5,298
    500   Offshore Logistics, Inc.*                                       14,060
  2,000   Omnicom Group, Inc.                                            151,780
    200   Open Solutions, Inc.*                                            4,996
    800   Opsware, Inc.*                                                   6,336
  1,000   Packeteer, Inc.*                                                16,150
    366   PalmSource, Inc.*                                                6,273
  1,900   Parametric Technology Corporation*                               9,500
  3,800   Paychex, Inc.                                                  128,744
    300   PC-Tel, Inc.*                                                    3,540
    600   PDF Solutions, Inc.*                                             5,082
    900   PDI, Inc.*                                                      27,297
    100   PEC Solutions, Inc.*                                             1,193
  3,639   PeopleSoft, Inc.*                                               67,322
     40   Peregrine Systems, Inc.*                                           753
  1,400   Perot Systems Corporation, Class A*                             18,578
    500   Pixar, Inc.*                                                    34,755
    600   PLATO Learning, Inc.*                                            5,946
    700   Plexus Corporation*                                              9,450
    200   Plumtree Software, Inc.*                                           750
    800   Polycom, Inc.*                                                  17,928
    100   Pomeroy IT Solutions, Inc.*                                      1,192
    400   Portal Software, Inc.*                                           1,452
    400   Pre-Paid Legal Services, Inc.*                                   9,532
    300   Precept Business Services, Inc.,
             Class A*#                                                         0
    100   Preview Systems, Inc.*                                               6
    300   Primus Knowledge Solutions, Inc.*                                  552
    400   Progress Software Corporation*                                   8,668
    500   ProQuest Company*                                               13,625
    100   Provell, Inc., Class A*+#                                            0
    100   ProxyMed, Inc.*                                                  1,686
    200   PubliCARD, Inc.*                                                    10
    400   QRS Corporation*                                                 2,620
    100   Quality Systems, Inc.*                                           4,909
  1,000   Quest Software, Inc.*                                           12,900
    300   Quintus Corporation*                                               117
    600   Quovadx, Inc.*                                                     720
    300   R.H. Donnelley Corporation*                                     13,122
    700   Radiant Systems, Inc.*                                           3,283
  1,700   RealNetworks, Inc.*                                             11,628
  1,590   Red Hat, Inc.*                                                  36,522
    800   Register.com, Inc.*                                              4,768
  1,000   RemedyTemp, Inc., Class A*                                      12,250
    500   Renaissance Learning, Inc.*                                     11,210
    400   Resources Connection, Inc.*                                     15,644
    548   Retek, Inc.*                                                     3,365
    800   Reynolds & Reynolds Company, Class A                            18,504
  1,600   Robert Half International, Inc.*                                47,632
    650   RSA Security, Inc.*                                             13,306
    125   Saba Software, Inc.*                                               469
  1,400   Safeguard Scientifics, Inc.*                                     3,220
    711   SafeNet, Inc.*                                                  19,680
  1,900   Sapient Corporation*                                            11,419
    500   SBS Technologies, Inc.*                                          8,035
    300   SCO Group, Inc.*                                                 1,755
    400   Secure Computing Corporation*                                    4,660
  2,900   SeeBeyond Technology Corporation*                               10,933
    400   Selectica, Inc.*                                                 1,900

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                              (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          BUSINESS SERVICES (CONTINUED)
    800   SERENA Software, Inc.*                                    $     15,272
  2,300   ServiceMaster Company                                           28,336
    300   SM&A*                                                            2,595
    556   Sonic Foundry, Inc.*                                               935
    700   SonicWALL, Inc.*                                                 6,020
    200   SOURCECORP, Inc.*                                                5,504
  1,000   Spherion Corporation*                                           10,140
    600   SPSS, Inc.*                                                     10,782
    500   SRA International, Inc., Class A*                               21,160
    400   Standard Register Company                                        4,760
    100   Stardrive Solutions, Inc.*+#                                         0
    300   StarTek, Inc.                                                   10,740
    600   Stellent, Inc.*                                                  5,124
    300   Stericycle, Inc.*                                               15,522
  2,764   SunGard Data Systems, Inc.*                                     71,864
    400   Supportsoft, Inc.*                                               3,472
  1,000   Sykes Enterprises, Inc.*                                         7,560
  3,200   Symantec Corporation*                                          140,096
  1,592   Synopsys, Inc.*                                                 45,261
    300   Synplicity, Inc.*                                                1,800
    495   TALX Corporation                                                12,093
    500   Tech Data Corporation*                                          19,565
  1,300   TeleTech Holdings, Inc.*                                        11,401
    843   Tetra Tech, Inc.*                                               13,758
    300   TheStreet.com, Inc.*                                             1,116
  2,100   TIBCO Software, Inc.*                                           17,745
    200   Tier Technolngies, Inc., Class B*                                1,948
  1,940   Total System Services, Inc.                                     42,486
    271   Tradestation Group, Inc.*                                        1,948
    500   Transaction Systems Architects, Inc.,
             Class A*                                                     10,765
    150   Trident Microsystems, Inc.*                                      1,682
    500   TriZetto Group, Inc.*                                            3,350
    100   Tucows, Inc.*                                                       62
    200   U.S. Interactive, Inc.*#                                             0
    400   UniFirst Corporation                                            11,636
    700   Universal Electronics, Inc.*                                    12,271
    700   UNOVA, Inc.*                                                    14,175
    600   URS Corporation*                                                16,440
    763   ValueClick, Inc.*                                                9,141
    500   Vastera, Inc.*                                                   1,500
    701   Ventiv Health, Inc.*                                            10,851
    300   Verint Systems, Inc.*                                           10,266
  2,616   VeriSign, Inc.*                                                 52,058
  4,278   VERITAS Software Corporation*                                  118,501
    400   Verity, Inc.*                                                    5,404
    700   Viad Corporation                                                18,907
    300   Vitria Technology, Inc.*                                           921
    400   WatchGuard Technologies, Inc.*                                   2,888
    500   Watson Wyatt & Company Holdings                                 13,325
    400   WebEx Communications, Inc.*                                      8,704
  2,845   WebMD Corporation*                                              26,515
    600   webMethods, Inc.*                                                5,142
    200   Websense, Inc.*                                                  7,446
     80   Worldwide Xceed Group, Inc.*#                                        0
 13,700   Yahoo, Inc.*                                                   497,721
    100   Ziplink, Inc.*                                                       1
  1,600   Zix Corporation*                                                12,704
                                                                    ------------
                                                                      10,524,866
                                                                    ------------
          CHEMICALS - 1.4%
  2,300   Air Products and Chemicals, Inc.                               120,635
    770   Airgas, Inc.*                                                   18,411
    400   Albemarle Corporation                                           12,660
    250   Arch Chemicals, Inc.                                             7,205
    800   Ashland, Inc.                                                   42,248
    300   Balchem Corporation, Class B                                     8,250
    600   Cabot Corporation                                               24,420
  1,000   Cabot Microelectronics Corporation*                             30,610
    300   Cambrex Corporation                                              7,569
  1,262   Crompton Corporation                                             7,951
    400   Cytec Industries, Inc.*                                         18,180
  9,711   Dow Chemical Company                                           395,238
 10,400   du Pont (E.I.) de Nemours & Company                            461,968
    800   Eastman Chemical Company                                        36,984
  2,600   Ecolab, Inc.                                                    82,420
  1,300   Engelhard Corporation                                           42,003
    400   Ferro Corporation                                               10,672
    200   FMC Corporation*                                                 8,622
     20   General Chemical Group, Inc.*                                        1
    300   Georgia Gulf Corporation                                        10,758
    700   Great Lakes Chemical Corporation                                18,942
    600   H. B. Fuller Company                                            17,040
  1,000   Hercules, Inc.*                                                 12,190
    800   International Flavors & Fragrances,
             Inc.                                                         29,920
    456   Kronos Worldwide, Inc.*                                         15,606
    400   Lubrizol Corporation                                            14,648
  1,400   Lyondell Chemical Company                                       24,346
    500   MacDermid, Inc.                                                 16,925
    600   Millennium Chemicals, Inc.*                                     10,392

                        See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                              (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          CHEMICALS (CONTINUED)
    200   Minerals Technologies, Inc.                               $     11,600
    500   NL Industries, Inc.                                              7,250
    100   NuCo2, Inc.*                                                     1,970
    300   Oil-Dri Corporation of America                                   5,010
    570   Olin Corporation                                                10,043
    500   OM Group, Inc.*                                                 16,505
    300   Penford Corporation                                              5,265
  1,100   PolyOne Corporation*                                             8,184
  1,800   PPG Industries, Inc.                                           112,482
  3,400   Praxair, Inc.                                                  135,694
    300   Rogers Corporation*                                             20,970
  1,400   RPM, Inc.                                                       21,280
    100   Schulman (A.), Inc.                                              2,149
    400   Sensient Technologies Corporation                                8,592
    700   Sigma-Aldrich Corporation                                       41,727
    700   Solutia, Inc.                                                      161
    400   Spartech Corporation                                            10,376
  1,200   SurModics, Inc.*                                                29,568
    300   Symyx Technologies, Inc.*                                        7,236
    900   Valhi, Inc.                                                     10,233
    500   Valspar Corporation                                             25,220
    500   W.R. Grace & Company*                                            3,100
    100   Wellman, Inc.                                                      813
                                                                    ------------
                                                                       2,002,242
                                                                    ------------
          CONSTRUCTION - 0.7%
    100   Ameron International Corporation                                 3,413
    200   Brookfield Homes Corporation                                     5,238
  1,400   Centex Corporation                                              64,050
    100   Continental Materials Corporation*                               2,860
  2,380   D.R. Horton, Inc.                                               67,592
    200   Dominion Homes, Inc.*                                            4,620
    200   Drew Industries, Inc.*                                           8,140
    600   Dycom Industries, Inc.*                                         16,800
    631   Eagle Materials, Inc.                                           44,814
    450   Florida Rock Industries, Inc.                                   18,976
    700   Fluor Corporation                                               33,369
    150   Granite Construction, Inc.                                       2,735
    800   Hovnanian Enterprises, Inc., Class A*                           27,768
    800   Joy Global, Inc.                                                23,952
    500   KB HOME                                                         34,315
    500   Lafarge Corporation                                             21,650
    100   Layne Christensen Company*                                       1,655
  1,500   Lennar Corporation                                              67,080
    125   Levitt Corporation, Class A*                                     3,220
    363   M.D.C. Holdings, Inc.                                           23,090
    400   M/I Schottenstein Homes, Inc.                                   16,240
    300   Martin Marietta Materials, Inc.                                 13,299
  5,000   Masco Corporation                                              155,900
    100   Modtech Holdings, Inc.*                                            772
    200   Nobility Homes, Inc.*                                            4,102
    100   NVR, Inc.*                                                      48,420
    160   Oakwood Homes Corporation*                                          14
    300   Owens Corning*                                                     177
  1,700   Palm Harbor Homes, Inc.*                                        30,141
  1,400   Pulte Homes, Inc.                                               72,842
  1,200   Quanta Services, Inc.*                                           7,464
    300   Ryland Group, Inc.                                              23,460
    500   SBA Communications Corporation*                                  2,225
    300   Simpson Manufacturing Company, Inc.*                            16,836
    100   Skyline Corporation                                              4,065
    400   Standard Pacific Corporation                                    19,720
    150   Technical Olympic USA, Inc.                                      3,342
    400   Texas Industries, Inc.                                          16,468
  1,100   Toll Brothers, Inc.*                                            46,552
    100   Trex Company, Inc.*                                              3,775
     50   UNIFAB International, Inc.*                                         74
  1,200   USG Corporation*                                                21,096
  1,100   Vulcan Materials Company                                        52,305
    400   Walter Industries, Inc.                                          5,448
  1,100   West Corporation*                                               28,765
                                                                    ------------
                                                                       1,068,839
                                                                    ------------
          CONSUMER DURABLES - 0.5%
    200   Aaron Rents, Inc.                                                6,628
    200   Bassett Furniture Industries, Inc.                               4,352
  1,000   Black & Decker Corporation                                      62,130
    200   Bush Industries, Inc., Class A*                                     54
    700   Champion Enterprises, Inc.*                                      6,426
    500   Charles & Covard, Ltd.*                                          3,030
    100   Chromcraft Revington, Inc.*                                      1,275
    900   Coachmen Industries, Inc.                                       14,391
    500   CompX International, Inc.                                        7,500
  1,000   Cooper Industries, Ltd., Class A                                59,410
    300   Craftmade International, Inc.                                    5,940
    400   Culp, Inc.*                                                      3,112
    100   Department 56, Inc.*                                             1,540
    400   Ethan Allen Interiors, Inc.                                     14,364
  1,000   Furniture Brands International, Inc.                            25,050
  4,200   Gemstar-TV Guide International, Inc.*                           20,160
    200   Hardinge, Inc.                                                   2,404
  1,200   Jacuzzi Brands, Inc.*                                            9,684

                        See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                              (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          CONSUMER DURABLES (CONTINUED)
    600   Kimball International, Inc., Class B                      $      8,850
    400   Koss Corporation                                                 8,468
    900   La-Z-Boy, Inc.                                                  16,182
  1,760   Leggett & Platt, Inc.                                           47,010
    900   Lennox International, Inc.                                      16,290
    400   Libbey, Inc.                                                    11,104
    100   Lifetime Hoan Corporation                                        2,279
    600   Maytag Corporation                                              14,706
    400   Mestek, Inc.*                                                    6,644
    700   Miller (Herman), Inc.                                           20,258
    550   Mity Enterprises, Inc.*                                          9,378
    677   Mohawk Industries, Inc.*                                        49,644
    300   Recoton Corporation*#                                                0
    750   Rent-A-Center, Inc.*                                            22,448
    250   Salton, Inc.*                                                    1,340
    600   SLI, Inc.*#                                                          0
    446   Snap-on, Inc.                                                   14,963
    700   Stanley Works                                                   31,906
    300   Steelcase, Inc.                                                  4,200
    100   Tempur-Pedic International, Inc.*                                1,401
    300   Thomas Industries, Inc.                                          9,960
    400   Toro Company                                                    28,028
  1,500   United Rentals, Inc.*                                           26,835
    438   Virco Manufacturing Corporation*                                 3,046
    155   Water Pik Technologies, Inc.*                                    2,567
    640   Whirlpool Corporation                                           43,904
                                                                    ------------
                                                                         648,861
                                                                    ------------
          CONTAINERS - 0.2%
    600   Ball Corporation                                                43,230
  1,000   Bemis Company, Inc.                                             28,250
  2,100   Crown Holdings, Inc.*                                           20,937
    800   Graphic Packaging Corporation*                                   6,920
    300   Greif, Inc., Class A                                            12,675
    400   Mobile Mini, Inc.*                                              11,364
     50   Mod-Pac Corporation*                                               446
  2,100   Owens-Illinois, Inc.*                                           35,196
    800   Packaging Corporation of America                                     1
    140   Packaging Dynamics Corporation*                                  1,939
  1,500   Pactiv Corporation*                                             37,410
    800   Sealed Air Corporation*                                         42,616
    200   Silgan Holdings, Inc.*                                           8,062
  2,300   Smurfit-Stone Container Corporation*                            45,885
    700   Sonoco Products Company                                         17,850
                                                                    ------------
                                                                         331,900
                                                                    ------------
          COSMETICS - 0.8%
  1,050   Alberto-Culver Company, Class B                                 52,647
    300   Allou Health Care, Inc., Class A*+                                   8
  5,400   Avon Products, Inc.                                            249,156
    600   Chattem, Inc.*                                                  17,322
  5,680   Colgate-Palmolive Company                                      331,996
    128   Del Laboratories, Inc.*                                          3,971
    200   Elizabeth Arden, Inc.*                                           4,208
  1,300   Estee Lauder Companies, Inc., Class A                           63,414
 10,600   Gillette Company                                               449,440
    400   Nu Skin Enterprises, Inc., Class A                              10,128
    600   Revlon, Inc., Class A*                                           1,770
    500   Styling Technology Corporation*#                                     0
    200   SunStar Healthcare, Inc.*                                            5
    100   Tristar Corporation*                                                 3
                                                                    ------------
                                                                       1,184,068
                                                                    ------------
          DOMESTIC OIL - 0.7%
    200   Barnwell Industries, Inc.*                                       8,450
    100   Berry Petroleum Company, Class A                                 2,941
    300   Callon Petroleum Company*                                        4,278
    400   CARBO Ceramics, Inc.                                            27,300
  3,500   Chesapeake Energy Corporation                                   51,520
    300   Clayton Williams Energy, Inc.*                                   7,170
    700   Comstock Resources, Inc.*                                       13,622
    200   Denbury Resources, Inc.*                                         4,190
    300   Encore Acquisition Company*                                      8,370
    700   Energy Partners, Ltd.*                                          10,710
    100   Exploration Company of Delaware*                                   379
    500   Frontier Oil Corporation                                        10,595
  1,400   Global Industries, Ltd.*                                         8,008
    500   Gulf Island Fabrication, Inc.*                                  10,815
    300   Holly Corporation                                               11,220
    300   Houston Exploration Company*                                    15,552
  1,668   Kerr-McGee Corporation                                          89,688
  3,600   Marathon Oil Corporation                                       136,224
    100   McMoRan Exploration Company*                                     1,558
  1,000   Murphy Oil Corporation                                          73,700
  1,300   National-Oilwell, Inc.*                                         40,937

                        See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          DOMESTIC OIL (CONTINUED)
    600   Newfield Exploration Company*                             $     33,444
  1,012   Patina Oil & Gas Corporation                                    30,229
    800   Patterson-UTI Energy, Inc.*                                     26,728
    600   Premcor, Inc.*                                                  22,500
    200   Quicksilver Resources, Inc.*                                    13,414
    400   St. Mary Land & Exploration Company                             14,260
    378   Stone Energy Corporation*                                       17,267
  1,020   Sunoco, Inc.                                                    64,893
    400   Superior Energy Services, Inc.*                                  4,020
  1,100   Tesoro Petroleum Corporation*                                   30,360
    700   TransMontaigne, Inc.*                                            3,766
  3,463   Transocean, Inc.*                                              100,219
    800   Varco International, Inc.*                                      17,512
  1,000   Vintage Petroleum, Inc.                                         16,970
    400   W-H Energy Services, Inc.*                                       7,840
  2,666   XTO Energy, Inc.                                                79,420
                                                                    ------------
                                                                       1,020,069
                                                                    ------------
          DRUGS & MEDICINE - 12.5%
    100   1-800 Contacts, Inc.*                                            1,483
    300   aaiPharma, Inc.*                                                 1,626
 16,400   Abbott Laboratories                                            668,464
    800   Accelrys, Inc.*                                                  7,888
    600   Accredo Health, Inc.*                                           23,370
    300   Aclara Biosciences, Inc.*                                        1,350
    100   Acusphere, Inc.*                                                   640
    300   Adolor Corporation*                                              3,804
    150   Advanced Neuromodulation Systems, Inc.*                          4,920
  1,500   Alcide Corporation*                                             31,050
    400   Alexion Pharmaceuticals, Inc.*                                   7,440
    700   Align Technology, Inc.*                                         13,300
    800   Alkermes, Inc.*                                                 10,880
  1,500   Allergan, Inc.                                                 134,280
    600   Allscripts Healthcare Solutions, Inc.*                           4,704
    600   Alpharma, Inc., Class A                                         12,288
    300   American Medical Systems Holdings,
             Inc.*                                                        10,110
    400   AMERIGROUP Corporation*                                         19,680
  1,070   AmerisourceBergen Corporation                                   63,965
 13,532   Amgen, Inc.*                                                   738,441
    600   AmSurg Corporation*                                             15,078
  1,300   Amylin Pharmaceuticals, Inc.*                                   29,640
    600   Andrx Corporation*                                              16,758
  1,568   Anthem, Inc.*                                                  140,430
    600   Antigenics, Inc.*                                                5,136
    100   Aphton Corporation*                                                400
    900   Apogent Technologies, Inc.*                                     28,800
    700   Apria Healthcare Group, Inc.*                                   20,090
    200   ARIAD Pharmaceuticals, Inc.*                                     1,498
    200   Arrhythmia Research Technology, Inc.                             2,262
    400   Arrow International, Inc.                                       11,968
    700   ArthroCare Corporation*                                         20,356
    600   Atrix Laboratories, Inc.*                                       20,568
    400   AVI BioPharma, Inc.*                                               976
    300   Avigen, Inc.*                                                    1,011
  1,100   Bard (C.R.), Inc.                                               62,315
  1,125   Barr Laboratories, Inc.*                                        37,912
  6,363   Baxter International, Inc.                                     219,587
    600   Beckman Coulter, Inc.                                           36,600
  2,900   Becton, Dickinson & Company                                    150,220
  3,355   Biogen Idec, Inc.*                                             212,204
    100   BioLase Technology, Inc.*                                        1,346
  2,750   Biomet, Inc.                                                   122,210
    600   Biosite, Inc.*                                                  26,952
    100   BioTransplant, Inc.*#                                                0
    200   Bioveris Corporation*                                            1,664
    200   Bone Care International, Inc.*                                   4,684
  8,870   Boston Scientific Corporation*                                 379,636
 20,400   Bristol-Myers Squibb Company                                   499,800
    400   Caliper Life Sciences, Inc.*                                     1,860
    300   Cantel Medical Corporation*                                      6,465
  4,736   Cardinal Health, Inc.                                          331,757
  4,628   Caremark Rx, Inc.*                                             152,446
  1,000   Celgene Corporation*                                            57,260
    600   Cell Genesys, Inc.*                                              6,234
    500   Cephalon, Inc.*                                                 27,000
    800   Cerus Corporation*                                               1,920
    500   Charles River Laboratories
             International, Inc.*                                         24,435
  2,046   Chiron Corporation*                                             91,333
    200   Chronimed, Inc.*                                                 1,630
    100   CIMA Labs, Inc.*                                                 3,373
    400   Ciphergen Biosystems, Inc.*                                      2,928
    200   Closure Medical Corporation*                                     5,022
    258   Collagenex Pharmaceuticals, Inc.*                                2,430
    500   Columbia Laboratories, Inc.*                                     1,730
    900   Community Health Systems, Inc.*                                 24,093
    600   Connetics Corporation*                                          12,120
    400   Cooper Companies, Inc.                                          25,268
    400   Corixa Corporation*                                              1,868
    100   CorVel Corporation*                                              2,835
    700   Covance, Inc.*                                                  27,006
    900   Coventry Health Care, Inc.*                                     44,010

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          DRUGS & MEDICINE (CONTINUED)
  2,000   CryoLife, Inc.*                                           $     10,540
    800   CTI Molecular Imaging, Inc.*                                    11,344
    600   Cubist Pharmaceuticals, Inc.*                                    6,660
  1,100   CuraGen Corporation*                                             6,611
     90   Curis, Inc.*                                                       398
    900   CV Therapeutics, Inc.*                                          15,084
    200   Cypress Bioscience, Inc.*                                        2,746
    560   CYTOGEN Corporation*                                             8,904
  1,100   Cytyc Corporation*                                              27,907
    100   D & K Healthcare Resources, Inc.                                 1,200
    400   Dade Behring Holdings, Inc.*                                    19,008
    300   Datascope Corporation                                           11,907
    200   DataTRAK International, Inc.*                                    2,580
  1,050   DaVita, Inc.*                                                   32,371
    400   Daxor Corporation*                                               8,620
    945   Dendreon Corporation*                                           11,576
    650   DENTSPLY International, Inc.                                    33,865
    280   Diagnostic Products Corporation                                 12,303
    300   Digene Corporation*                                             10,959
    200   Digital Angel Corporation*                                         660
    400   Diversa Corporation*                                             4,052
    300   DJ Orthopedics, Inc.*                                            6,900
    200   drkoop.com, Inc.*#                                                   0
    500   DUSA Pharmaceuticals, Inc.*                                      4,750
    200   E-Z-EM, Inc.*                                                    3,676
    600   Edwards Lifesciences Corporation*                               20,910
    400   Emisphere Technologies, Inc.*                                    1,640
    800   Encysive Pharmaceuticals, Inc.*                                  6,800
  1,200   Endo Pharmaceuticals Holdings, Inc.*                            28,140
    700   EntreMed, Inc.*                                                  1,407
    746   Enzo Biochem, Inc.*                                             11,190
    300   Enzon Pharmaceuticals, Inc.*                                     3,828
    800   Eon Labs, Inc.*                                                 32,744
    400   EPIX Medical, Inc.*                                              8,440
    600   Exact Sciences Corporation*                                      3,690
    100   Exactech, Inc.*                                                  2,170
    400   Exelixis, Inc.*                                                  4,036
    800   Express Scripts, Inc.*                                          63,384
    900   First Health Group Corporation*                                 14,049
    600   First Horizon Pharmaceutical
             Corporation*                                                 11,340
  3,900   Forest Laboratories, Inc.*                                     220,857
    600   Gene Logic, Inc.*                                                2,430
    700   Genencor International, Inc.*                                   11,459
  4,600   Genentech, Inc.*                                               258,520
    100   Genesis HealthCare Corporation*                                  2,904
  4,800   Genta, Inc.*                                                    12,000
    152   GenVec, Inc.*                                                      467
  2,415   Genzyme Corporation*                                           114,302
    100   Geron Corporation*                                                 809
  2,000   Gilead Sciences, Inc.*                                         134,000
    600   GTC Biotherapeutics, Inc.*                                         942
  1,600   Guilford Pharmaceuticals, Inc.*                                  7,600
    300   Haemonetics Corporation*                                         8,895
  4,800   HCA, Inc.                                                      199,632
  2,400   Health Management Associates, Inc.,
             Class A                                                      53,808
  1,000   Health Net, Inc.*                                               26,500
    500   Henry Schein, Inc.*                                             31,570
    400   Hi-Tech Pharmacal Company, Inc.*                                 6,536
    500   Hillenbrand Industries, Inc.                                    30,225
    500   Hollis-Eden Pharmaceuticals, Inc.*                               6,025
    600   Hologic, Inc.*                                                  13,950
  1,440   Hospira, Inc.*                                                  39,744
  1,900   Human Genome Sciences, Inc.*                                    22,097
  2,200   Humana, Inc.*                                                   37,180
    500   ICOS Corporation*                                               14,920
    350   ICU Medical, Inc.*                                              11,735
    246   IDEXX Laboratories, Inc.*                                       15,483
    600   IDX Systems Corporation*                                        19,134
    600   ILEX Oncology, Inc.*                                            14,994
    800   ImClone Systems, Inc.*                                          68,632
    750   Immucor, Inc.*                                                  24,412
    900   ImmunoGen, Inc.*                                                 5,499
    900   Immunomedics, Inc.*                                              4,383
    200   IMPAC Medical Systems, Inc.*                                     2,926
    700   IMPATH, Inc.*                                                    3,920
  2,400   IMS Health, Inc.                                                56,256
    400   INAMED Corporation*                                             25,140
    700   Incyte Corporation*                                              5,348
    200   Inspire Pharmaceuticals, Inc.*                                   3,344
    300   Integra LifeSciences Holdings*                                  10,581
    200   InterMune, Inc.*                                                 3,084
    100   Intuitive Surgical, Inc.*                                        1,900
    300   Invacare Corporation                                            13,416
    300   Inveresk Research Group, Inc.*                                   9,252
    360   Inverness Medical Innovations, Inc.*                             7,884
    500   Invitrogen Corporation*                                         35,995
  1,000   Isis Pharmaceuticals, Inc.*                                      5,740
  1,310   Ista Pharmaceuticals, Inc.*                                     13,690
  1,700   IVAX Corporation*                                               40,783

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          DRUGS & MEDICINE (CONTINUED)
    200   IVAX Diagnostics, Inc.*                                   $      1,280
 31,560   Johnson & Johnson                                            1,757,892
    450   K-V Pharmaceutical Company, Class A*                            10,391
    100   Kendle International, Inc.*                                        775
    400   Kensey Nash Corporation*                                        13,800
    200   Kindred Healthcare, Inc.*                                        5,270
  2,174   King Pharmaceuticals, Inc.*                                     24,892
    800   Kos Pharmaceuticals, Inc.*                                      26,376
    100   Kyphon, Inc.*                                                    2,818
  1,600   Laboratory Corporation of America
             Holdings*                                                    63,520
    200   Laserscope*                                                      5,510
     72   LCA-Vision, Inc.*                                                2,097
    800   Lexicon Genetics, Inc.*                                          6,272
    605   LifePoint Hospitals, Inc.*                                      22,518
  1,000   Ligand Pharmaceuticals, Inc., Class B*                          17,380
 11,770   Lilly (Eli) & Company                                          822,841
    900   Lincare Holdings, Inc.*                                         29,574
    600   Luminex Corporation*                                             6,036
    314   Lynx Therapeutics, Inc.*                                           722
    900   Manor Care, Inc.*                                               29,412
    300   Martek Biosciences Corporation*                                 16,851
    100   Matria Healthcare, Inc.*                                         2,507
    600   Maxim Pharmaceuticals, Inc.*                                     5,790
    200   Maxygen, Inc.*                                                   2,114
  3,000   McKesson Corporation                                           102,990
  2,100   Medarex, Inc.*                                                  15,309
  2,907   Medco Health Solutions, Inc.*                                  109,013
    700   Medicines Company*                                              21,357
    900   Medicis Pharmaceutical Corporation,
             Class A                                                      35,955
  2,655   MedImmune, Inc.*                                                62,127
    400   MedQuist, Inc.*                                                  4,790
    221   MEDTOX Scientific, Inc.*                                         2,241
 12,668   Medtronic, Inc.                                                617,185
    600   Mentor Corporation                                              20,574
 23,333   Merck & Company, Inc.                                        1,108,318
    100   Meridian Bioscience, Inc.                                        1,108
    179   Merit Medical Systems, Inc.*                                     2,851
    800   MGI Pharma, Inc.*                                               21,608
  2,800   Millennium Pharmaceuticals, Inc.*                               38,640
    500   Millipore Corporation*                                          28,185
    100   Molecular Devices Corporation*                                   1,778
  3,000   Mylan Laboratories, Inc.*                                       60,750
    100   Nature's Sunshine Products, Inc.                                 1,424
  1,000   NBTY, Inc.*                                                     29,390
    700   Nektar Therapeutics*                                            13,972
  1,032   NeoPharm, Inc.*                                                 10,661
    200   NeoRx Corporation*                                                 500
    500   Neose Technologies, Inc.*                                        4,165
  1,800   Neurobiological Technologies, Inc.*                              6,750
    300   Neurocrine Biosciences, Inc.*                                   15,555
    200   Neurogen Corporation*                                            1,496
    300   North American Scientific, Inc.*                                 2,520
    800   Northfield Laboratories, Inc.*                                  11,408
    400   Novavax, Inc.*                                                   2,156
    400   Noven Pharmaceuticals, Inc.*                                     8,808
    800   NPS Pharmaceuticals, Inc.*                                      16,800
    725   Odyssey Healthcare, Inc.*                                       13,645
  1,100   Omnicare, Inc.                                                  47,091
    600   Onyx Pharmaceuticals, Inc.*                                     25,416
    800   OraSure Technologies, Inc.*                                      7,784
    200   Organogenesis, Inc.*+#                                               0
    100   Orphan Medical, Inc.*                                            1,005
    510   Orthodontic Centers of America, Inc.*                            4,177
    100   Oscient Pharmaceuticals Corporation*                               511
    500   OSI Pharmaceuticals, Inc.*                                      35,220
    800   Osteotech, Inc.*                                                 5,192
    400   Owens & Minor, Inc.                                             10,360
    760   Oxford Health Plans, Inc.*                                      41,830
    200   OXiGENE, Inc.*                                                   1,260
    800   PacifiCare Health Systems, Inc.*                                30,928
    700   PAREXEL International Corporation*                              13,860
    700   Patterson Dental Company*                                       53,543
    200   Pediatrix Medical Group, Inc.*                                  13,970
  1,100   Perrigo Company                                                 20,867
 80,811   Pfizer, Inc.                                                 2,770,201
    500   Pharmaceutical Product Development, Inc.*                       15,885
    400   Pharmacopia Drug Discovery, Inc*                                 2,272
    300   Possis Medical, Inc.*                                           10,245
  1,700   PRAECIS Pharmaceuticals, Inc.*                                   6,460
    286   Prime Medical Services, Inc.*                                    2,271
    800   Priority Healthcare Corporation, Class B*                       18,360
    400   Progenics Pharmaceuticals, Inc.*                                 6,736
  1,400   Protein Design Labs, Inc.*                                      26,782
    450   Province Healthcare Company*                                     7,718
    900   PSS World Medical, Inc.*                                        10,080
    200   Psychiatric Solutions, Inc.*                                     4,986

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          DRUGS & MEDICINE (CONTINUED)
  1,200   Quest Diagnostics, Inc.                                   $    101,940
    200   Quidel Corporation*                                              1,178
    500   Regeneration Technologies, Inc.*                                 5,365
  1,140   Regeneron Pharmaceuticals, Inc.*                                12,004
    100   RehabCare Group, Inc.*                                           2,663
    690   Renal Care Group, Inc.*                                         22,860
    500   ResMed, Inc.*                                                   25,480
    400   Respironics, Inc.*                                              23,500
    600   Rochester Medical Corporation*                                   4,950
    400   Sangamo BioSciences, Inc.*                                       2,408
    400   Savient Pharmaceuticals, Inc.*                                     992
 15,100   Schering-Plough Corporation                                    279,048
  1,200   SciClone Pharmaceuticals, Inc.*                                  6,132
    800   Select Medical Corporation*                                     10,736
    800   Sepracor, Inc.*                                                 42,320
    600   Sequenom, Inc.*                                                    876
     40   SeraCare Life Sciences, Inc.*                                      520
    400   Serologicals Corporation*                                        7,996
    750   SFBC International, Inc.*                                       23,498
    100   Sonic Innovations, Inc.*                                           568
    300   SonoSite, Inc.*                                                  7,173
      8   Spectrum Pharmaceuticals, Inc.*                                     50
    300   SRI/Surgical Express, Inc.*                                      2,024
  1,800   St. Jude Medical, Inc.*                                        136,170
  1,100   STERIS Corporation*                                             24,816
  4,020   Stryker Corporation                                            221,100
    599   Sybron Dental Specialties, Inc.*                                17,880
    200   Synovis Life Technologies, Inc.*                                 2,150
    600   Tanox, Inc.*                                                    11,442
    500   Techne Corporation*                                             21,725
  4,800   Tenet Healthcare Corporation*                                   64,368
  1,000   Thoratec Corporation*                                           10,730
    400   TL Administration Corporation*                                      11
    300   Transkaryotic Therapies, Inc.*                                   4,488
    605   Triad Hospitals, Inc.*                                          22,524
    400   Trimeris, Inc.*                                                  5,772
    100   Trover Solutions, Inc.*                                            693
    900   Tularik, Inc.*                                                  22,320
    500   United Surgical Partners International,
             Inc.*                                                        19,735
    100   United Therapeutics Corporation*                                 2,565
  6,593   UnitedHealth Group, Inc.                                       410,414
    700   Universal Health Services, Inc.,
             Class B*                                                     32,123
     88   US Oncology, Inc.*                                               1,295
    700   Valeant Pharmaceuticals International                           14,000
    109   Valentis, Inc.*                                                    759
    650   Varian Medical Systems, Inc.*                                   51,578
    300   Vaso Active Pharmaceuticals, Inc.*                                 179
    400   Ventana Medical Systems, Inc.*                                  19,012
  1,800   Vertex Pharmaceuticals, Inc.*                                   19,512
    199   Viasys Healthcare, Inc.*                                         4,161
    100   Vical, Inc.*                                                       583
    500   Vicuron Pharmaceuticals, Inc.*                                   6,280
    100   ViroPharma, Inc.*                                                  179
    400   Vital Signs, Inc.                                               11,616
  1,300   Watson Pharmaceuticals, Inc.*                                   34,970
  1,600   WellPoint Health Networks, Inc.*                               179,216
    100   West Pharmaceutical Services, Inc.                               4,230
  1,800   Western Digital Corporation*                                    15,588
    868   Wind River Systems, Inc.*                                       10,208
 14,000   Wyeth                                                          506,240
  1,200   XOMA, Ltd.*                                                      5,376
  2,500   Zimmer Holdings, Inc.*                                         220,500
    200   Zoll Medical Corporation*                                        7,016
    100   Zymogenetics, Inc.*                                              1,900
                                                                    ------------
                                                                      18,009,481
                                                                    ------------
          ELECTRONICS - 4.8%
    600   ACT Manufacturing, Inc.*                                             3
    700   Actel Corporation*                                              12,950
    100   ADE Corporation*                                                 2,161
    597   Adelphia Business Solutions, Inc.*                                  10
  3,400   Advanced Micro Devices, Inc.*                                   54,060
 17,307   Agere Systems, Inc., Class A*                                   39,806
  4,846   Agilent Technologies, Inc.*                                    141,891
    200   Alliance Semiconductor Corporation*                              1,190
    200   Alpine Group, Inc.*                                                680
  4,100   Altera Corporation*                                             91,102
  2,200   American Power Conversion Corporation                           43,230
    100   American Science and Engineering, Inc.*                          2,092
  1,000   AMETEK, Inc.                                                    30,900
  1,600   Amkor Technology, Inc.*                                         13,088
    600   Amphenol Corporation, Class A*                                  19,992
    200   Amtech Systems, Inc.*                                              982
    550   ANADIGICS, Inc.*                                                 2,837
  4,000   Analog Devices, Inc.*                                          188,320

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          ELECTRONICS (CONTINUED)
    200   Anaren, Inc.*                                             $      3,268
    400   Anixter International, Inc.*                                    13,612
  1,700   Applera Corporation - Applied
             Biosystems Group                                             36,975
  1,100   Applera Corporation - Celera Genomics
             Group*                                                       12,661
 17,458   Applied Materials, Inc.*                                       342,526
  6,546   Applied Micro Circuits Corporation*                             34,825
    900   Arrow Electronics, Inc.*                                        24,138
    300   Artisan Components, Inc.*                                        7,740
    400   Asyst Technologies, Inc.*                                        4,136
  4,200   Atmel Corporation*                                              24,864
    900   Audiovox Corporation, Class A*                                  15,192
  1,700   Avnet, Inc.*                                                    38,590
  1,300   AVX Corporation                                                 18,785
    500   BEI Technologies, Inc.                                          14,155
    100   Bel Fuse, Inc., Class A                                          3,596
    600   Benchmark Electronics, Inc.*                                    17,460
    200   Boston Acoustics, Inc.                                           2,292
    250   Brillian Corporation*                                            2,014
  3,110   Broadcom Corporation, Class A*                                 145,455
  2,200   Brocade Communications Systems, Inc.*                           13,156
    556   Brooks Automation, Inc.*                                        11,203
    500   Brooktrout, Inc.*                                                5,405
    900   Bruker BioSciences Corporation*                                  4,383
    300   C&D Technologies, Inc.                                           5,349
    600   Cable Design Technologies Corporation*                           6,360
  2,477   Cadence Design Systems, Inc.*                                   36,238
  1,500   Candela Corporation*                                            14,700
    400   Catalyst Semiconductor, Inc.*                                    2,720
    900   Celeritek, Inc.*                                                 3,456
    133   CEVA, Inc.*                                                      1,052
    700   Cirrus Logic, Inc.*                                              4,207
    500   Coherent, Inc.*                                                 14,925
    300   Cohu, Inc.                                                       5,712
    300   Communications Systems, Inc.                                     2,403
  4,517   Conexant Systems, Inc.*                                         19,559
    300   Conolog Corporation*                                             1,230
    700   Cree, Inc.*                                                     16,296
    200   CTS Corporation                                                  2,412
    400   Cubic Corporation                                                8,372
    500   Cymer, Inc.*                                                    18,720
  1,200   Cypress Semiconductor Corporation*                              17,028
      4   DDi Corporation*                                                    33
    231   Diodes, Inc.*                                                    5,472
    400   DSP Group, Inc.*                                                10,896
    400   EDO Corporation                                                  9,648
    300   Electro Scientific Industries, Inc.*                             8,493
    600   Electronics for Imaging, Inc.*                                  16,956
    700   EMCORE Corporation*                                              2,282
    600   Emulex Corporation*                                              8,586
    100   Energy Conversion Devices, Inc.*                                 1,126
    200   Engineered Support Systems, Inc.                                11,702
  1,100   Entegris, Inc.*                                                 12,727
    300   Espey Manufacturing & Electronics
             Corporation                                                   6,855
  2,300   ESS Technology, Inc.*                                           24,633
  1,200   Exar Corporation*                                               17,592
  1,200   Extreme Networks, Inc.*                                          6,624
  1,900   Fairchild Semiconductor International,
             Inc.*                                                        31,103
    900   FEI Company*                                                    21,519
    400   FLIR Systems, Inc.*                                             21,960
    100   General Cable Corporation*                                         855
    680   Gentex Corporation*                                             26,982
    700   GrafTech International, Ltd.*                                    7,322
  3,270   Guidant Corporation                                            182,728
    600   Harman International Industries, Inc.                           54,600
    400   hi/fn, Inc.*                                                     4,780
    200   II-Vi, Inc.*                                                     6,132
    800   Illumina, Inc.*                                                  5,080
     10   Imergent, Inc.*                                                     70
    500   Integrated Circuit Systems, Inc.*                               13,580
  1,200   Integrated Device Technology, Inc.*                             16,608
 68,316   Intel Corporation                                            1,885,522
    300   Intermagnetics General Corporation*                             10,209
    700   International Rectifier Corporation*                            28,994
  1,700   Intersil Corporation, Class A*                                  36,822
    200   InVision Technologies, Inc.*                                     9,980
    400   Itron, Inc.*                                                     9,176
    600   Ixia*                                                            5,904
    200   IXYS Corporation*                                                1,576
  2,100   Jabil Circuit, Inc.*                                            52,878
    600   Jaco Electronics, Inc.*                                          3,648
 18,530   JDS Uniphase Corporation*                                       70,229
    300   Keithley Instruments, Inc.                                       6,645
  1,200   KEMET Corporation*                                              14,664

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          ELECTRONICS (CONTINUED)
    200   Kewaunee Scientific Corporation                           $      2,096
  1,900   KLA-Tencor Corporation*                                         93,822
  1,300   Kopin Corporation*                                               6,643
    700   Kulicke & Soffa Industries, Inc.*                                7,672
  1,700   Lam Research Corporation*                                       45,560
  2,600   Lattice Semiconductor Corporation*                              18,226
  3,200   Linear Technology Corporation                                  126,304
    400   Littelfuse, Inc.*                                               16,964
    700   LogicVision, Inc.*                                               1,960
    262   LSI Industries, Inc.*                                            3,013
  3,390   LSI Logic Corporation*                                          25,832
  1,100   LTX Corporation*                                                11,891
  3,590   Maxim Integrated Products, Inc.                                188,188
    700   Maxwell Technologies, Inc.*                                      9,030
    800   Measurement Specialties, Inc.*                                  17,280
  1,400   MEMC Electronic Materials, Inc.*                                13,832
    200   Mesa Laboratories, Inc.*                                         1,972
    900   Metawave Communications Corporation*                                 1
    300   Methode Electronics, Inc., Class A                               3,891
  2,112   Microchip Technology, Inc.                                      66,612
  6,800   Micron Technology, Inc.*                                       104,108
    500   MKS Instruments, Inc.*                                          11,410
    100   MOCON, Inc.                                                        850
  2,025   Molex, Inc.                                                     64,962
    600   Monolithic System Technology, Inc.*                              4,518
    400   MTS Systems Corporation                                          9,380
    900   Nanometrics, Inc.*                                              10,242
    200   Nassda Corporation*                                                828
  3,800   National Semiconductor Corporation*                             83,562
    800   Netopia, Inc.*                                                   5,280
  1,623   Novellus Systems, Inc.*                                         51,027
    200   Nu Horizons Electronics Corporation*                             1,800
    300   NVE Corporation*                                                11,985
  1,400   NVIDIA Corporation*                                             28,700
    800   OmniVision Technologies, Inc.*                                  12,760
  2,400   ON Semiconductor Corporation*                                   12,048
    200   Orbit International Corporation*                                 1,400
    300   ParkerVision, Inc.*                                              1,710
    100   Parlex Corporation*                                                650
    600   Pericom Semiconductor Corporation*                               6,426
  1,017   PerkinElmer, Inc.                                               20,381
    400   Phoenix Technologies, Ltd.*                                      2,796
    525   Photronics, Inc.*                                                9,943
    900   Pixelworks, Inc.*                                               13,788
    500   Planar Systems, Inc.*                                            6,695
  1,700   Power-One, Inc.*                                                18,666
  1,000   QLogic Corporation*                                             26,590
  1,000   Rambus, Inc.*                                                   17,770
  1,250   REMEC, Inc.*                                                     7,900
  1,400   RF Micro Devices, Inc.*                                         10,500
  2,358   Rohm & Haas Company                                             98,046
    600   Rudolph Technologies, Inc.*                                     10,914
  4,876   Sanmina-SCI Corporation*                                        44,372
    800   Semtech Corporation*                                            18,832
  1,900   Silicon Image, Inc.*                                            24,947
    500   Silicon Laboratories, Inc.*                                     23,175
  1,800   Silicon Storage Technology, Inc.*                               18,540
    300   Siliconix, Inc.*                                                14,886
    300   Simpletech, Inc.*                                                1,023
  1,682   Skyworks Solutions, Inc.*                                       14,684
    300   SMTEK International, Inc.*                                       2,112
 10,018   Solectron Corporation*                                          64,816
  1,100   Stratex Networks, Inc.*                                          3,245
    100   Supertex, Inc.*                                                  1,634
    949   SureBeam Corporation, Class A*                                      21
  1,987   Symbol Technologies, Inc.                                       29,288
    600   Taser International, Inc.*                                      25,998
    400   Technitrol, Inc.*                                                8,760
  1,000   Tektronix, Inc.*                                                34,020
  1,700   Teradyne, Inc.*                                                 38,590
 18,222   Texas Instruments, Inc.                                        440,608
  2,065   Thermo Electron Corporation*                                    63,478
    600   Thomas & Betts Corporation                                      16,338
  1,200   Three-Five Systems, Inc.*                                        6,120
    500   Tollgrade Communcations, Inc.*                                   5,310
  1,800   Tripath Technology, Inc.*                                        5,850
  4,015   TriQuint Semiconductor, Inc.*                                   21,922
    700   TTM Technologies, Inc.*                                          8,295
    600   Ultratech, Inc.*                                                 9,768
    100   Universal Display Corporation*                                   1,074
    300   Varian Semiconductor Equipment
             Associates, Inc.*                                            11,568
    500   Varian, Inc.*                                                   21,075
    100   Verisity, Ltd.*                                                    600
    700   Vicor Corporation*                                              12,789

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          ELECTRONICS (CONTINUED)
  2,156   Vishay Intertechnology, Inc.*                             $     40,058
    600   VISX, Inc.*                                                     16,032
  2,345   Vitesse Semiconductor Corporation*                              11,444
  1,400   Waters Corporation*                                             66,892
    100   WESCO International, Inc.*                                       1,840
    400   Witness Systems, Inc.*                                           4,860
  3,500   Xilinx, Inc.*                                                  116,585
    662   Zoran Corporation*                                              12,148
    200   Zygo Corporation*                                                2,238
                                                                    ------------
                                                                       6,889,914
                                                                    ------------
          ENERGY & UTILITIES - 3.1%
  6,085   AES Corporation*                                                60,424
    600   AGL Resources, Inc.                                             17,430
  1,100   Allegheny Energy, Inc.*                                         16,951
    700   ALLETE, Inc.                                                    23,310
  1,000   Alliant Energy Corporation                                      26,080
  1,900   Ameren Corporation                                              81,624
  4,180   American Electric Power Company, Inc.                          133,760
    400   American States Water Company                                    9,296
    766   Aqua America Corporation                                        15,358
  2,017   Aquila, Inc.*                                                    7,181
    450   Artesian Resources Corporation, Class A                         11,902
    450   AstroPower, Inc.*                                                   10
  3,500   Baker Hughes, Inc.                                             131,775
    400   Black Hills Corporation                                         12,600
    400   California Water Service Group                                  11,020
  6,800   Calpine Corporation*                                            29,376
    500   Cascade Natural Gas Corporation                                 11,035
    248   Catalytica Energy Systems, Inc.*                                   704
  2,700   CenterPoint Energy, Inc.                                        31,050
    300   CH Energy Group, Inc.                                           13,932
    400   Chesapeake Utilities Corporation                                 9,080
  1,900   Cinergy Corporation                                             72,200
    400   Cleco Corporation                                                7,192
  2,000   CMS Energy Corporation*                                         18,260
    400   Connecticut Water Service, Inc.                                 10,264
    900   CONSOL Energy, Inc.                                             32,400
  2,200   Consolidated Edison, Inc.                                       87,472
  1,700   Constellation Energy Group, Inc.                                64,430
    400   Covanta Energy Corporation*                                          1
  1,000   Distributed Energy Systems Corporation                           2,720
  3,445   Dominion Resources, Inc.                                       217,311
  1,100   DPL, Inc.                                                       21,362
  1,700   DTE Energy Company                                              68,918
  9,300   Duke Energy Corporation                                        188,697
    900   Duquesne Light Holdings, Inc.                                   17,379
  3,332   Dynegy, Inc., Class A*                                          14,194
  3,150   Edison International*                                           80,545
  7,214   El Paso Corporation                                             56,846
    300   El Paso Electric Company*                                        4,632
    500   Empire District Electric Company                                10,055
    420   Energen Corporation                                             20,156
  2,000   Energy East Corporation                                         48,500
    300   EnergySouth, Inc.                                               12,006
  2,400   Entergy Corporation                                            134,424
    600   Equitable Resources, Inc.                                       31,026
  6,724   Exelon Corporation                                             223,842
  3,500   FirstEnergy Corporation                                        130,935
  1,830   FPL Group, Inc.                                                117,028
    800   FuelCell Energy, Inc.*                                           9,344
    700   Great Plains Energy, Inc.                                       20,790
    200   Green Mountain Power Corporation                                 5,220
    600   Hawaiian Electric Industries, Inc.                              15,660
    400   IDACORP, Inc.                                                   10,800
    300   Kaneb Services LLC                                               8,463
  1,600   KeySpan Corporation                                             58,720
    600   KFX, Inc.*                                                       4,572
  1,200   Kinder Morgan, Inc.                                             71,148
    100   Laclede Group, Inc.                                              2,741
    950   MDU Resources Group, Inc.                                       22,828
    400   MGE Energy, Inc.                                                13,052
    200   Middlesex Water Company                                          3,876
    200   Millennium Cell, Inc.*                                             372
  3,766   Mirant Corporation*                                              1,328
    900   National Fuel Gas Company                                       22,500
    300   New Jersey Resources Corporation                                12,474
    400   Nicor, Inc.                                                     13,588
  3,390   NiSource, Inc.                                                  69,902
  1,700   Northeast Utilities                                             33,099
    500   Northwest Natural Gas Company                                   15,250
    100   NorthWestern Corporation*                                            3
  1,000   NRG Energy, Inc.*                                               24,800
    495   NSTAR                                                           23,701
    700   NUI Corporation                                                 10,220
    400   Oceaneering International, Inc.*                                13,700
    700   OGE Energy Corporation                                          17,829
  1,100   ONEOK, Inc.                                                     24,189

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          ENERGY & UTILITIES (CONTINUED)
    200   Otter Tail Corporation                                    $      5,372
    400   Pennichuck Corporation                                          10,334
    400   Peoples Energy Corporation                                      16,860
  2,100   Pepco Holdings, Inc.                                            38,388
  4,300   PG&E Corporation*                                              120,142
     82   PICO Holdings, Inc.*                                             1,568
    400   Piedmont Natural Gas Company, Inc.                              17,080
  1,000   Pinnacle West Capital Corporation                               40,390
    849   Plug Power, Inc.*                                                6,351
    900   PNM Resources, Inc.                                             18,693
  1,800   PPL Corporation                                                 82,620
  2,441   Progress Energy, Inc.                                          107,526
  2,800   Public Service Enterprise Group, Inc.                          112,084
    800   Puget Energy, Inc.                                              17,528
    700   Questar Corporation                                             27,048
    979   SCANA Corporation                                               35,606
    300   SEACOR SMIT, Inc.*                                              13,179
    100   SEMCO Energy, Inc.                                                 582
  2,400   Sempra Energy                                                   82,632
    800   Sierra Pacific Resources*                                        6,168
    300   SJW Corporation                                                 10,200
    100   South Jersey Industries, Inc.                                    4,400
  8,100   Southern Company                                               236,115
    607   Southern Union Company*                                         12,796
    100   Southwest Gas Corporation                                        2,413
    200   Southwestern Energy Company*                                     5,734
  3,000   TECO Energy, Inc.                                               35,970
    135   Texas Genco Holdings, Inc.                                       6,087
  3,770   TXU Corporation                                                152,723
    500   UGI Corporation                                                 16,050
    300   UIL Holdings Corporation                                        14,607
    500   Unisource Energy Corporation                                    12,425
    400   Unitil Corporation                                              10,540
    633   Vectren Corporation                                             15,882
    400   Veritas DGC, Inc.*                                               9,260
    900   Westar Energy, Inc.                                             17,919
    500   WGL Holdings, Inc.                                              14,360
  4,900   Williams Companies, Inc.                                        58,310
  1,000   Wisconsin Energy Corporation                                    32,610
    400   WPS Resources Corporation                                       18,540
  3,825   Xcel Energy, Inc.                                               63,916
                                                                    ------------
                                                                       4,387,870
                                                                    ------------
          ENERGY - RAW MATERIALS - 1.5%
    100   Adams Resources & Energy, Inc.                                   1,484
  2,628   Anadarko Petroleum Corporation                                 154,001
  3,656   Apache Corporation                                             159,219
    700   Arch Coal, Inc.                                                 25,613
    300   Atwood Oceanics, Inc.*                                          12,525
  1,636   BJ Services Company*                                            74,994
    500   Cabot Oil and Gas Corporation                                   21,150
    365   Cimarex Energy Company*                                         11,034
    500   Cooper Cameron Corporation*                                     24,350
    400   Dawson Geophysical Company*                                      8,708
  2,418   Devon Energy Corporation                                       159,588
  1,600   ENSCO International, Inc.                                       46,560
  1,200   EOG Resources, Inc.                                             71,652
    400   Evergreen Resources, Inc.*                                      16,160
    889   FMC Technologies, Inc.*                                         25,603
    446   Forest Oil Corporation*                                         12,185
  4,600   Halliburton Company                                            139,196
    700   Headwaters, Inc.*                                               18,151
    600   Helmerich & Payne, Inc.                                         15,672
  2,000   Key Energy Services, Inc.*                                      18,880
    400   Kirby Corporation*                                              15,560
    100   Lufkin Industries, Inc.                                          3,198
  1,100   McDermott International, Inc.*                                  11,176
    900   Newpark Resources, Inc.*                                         5,580
  1,260   Noble Corporation*                                              47,741
    500   Noble Energy, Inc.                                              25,500
  4,300   Occidental Petroleum Corporation                               208,163
    900   Peabody Energy Corporation                                      50,391
    600   Penn Virginia Corporation                                       21,666
    100   Plains Resources, Inc.*                                          1,695
    100   Powell Industries, Inc.*                                         1,708
    400   Prima Energy Corporation*                                       15,828
  4,529   Reliant Resources, Inc.*                                        49,049
  1,600   Rowan Companies, Inc.*                                          38,928
    141   Royale Energy, Inc.*                                             2,079
  6,100   Schlumberger, Ltd.                                             387,411
  1,100   Smith International, Inc.*                                      61,336
    400   Spinnaker Exploration Company*                                  15,752
    600   Swift Energy Company*                                           13,236
    500   Tidewater, Inc.                                                 14,900
    400   Unit Corporation*                                               12,580
  1,400   Valero Energy Corporation                                      103,264
  1,400   Weatherford International, Ltd.*                                62,972
    800   Western Gas Resources, Inc.                                     25,984
                                                                    ------------
                                                                       2,212,422
                                                                    ------------
          FOOD & AGRICULTURE - 3.6%
  1,000   AGCO Corporation*                                               20,370

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          FOOD & AGRICULTURE (CONTINUED)
    200   American Italian Pasta Company,
             Class A*                                               $      6,096
    100   Andersons, Inc.                                                  1,699
  6,361   Archer-Daniels-Midland Company                                 106,738
    400   Bob Evans Farms, Inc.                                           10,952
  1,200   Bunge, Ltd.                                                     46,728
     24   Cadiz, Inc.*                                                       206
  4,000   Campbell Soup Company                                          107,520
    100   Coca-Cola Bottling Company Consolidated                          5,789
 25,770   Coca-Cola Company                                            1,300,870
  4,520   Coca-Cola Enterprises, Inc.                                    131,035
  5,673   ConAgra Foods, Inc.                                            153,625
    400   Corn Products International, Inc.                               18,620
  1,684   Dean Foods Company*                                             62,830
  2,005   Del Monte Foods Company*                                        20,371
    400   Delta & Pine Land Company                                        8,780
    100   Diedrich Coffee, Inc.*                                             550
  1,000   Farmer Brothers Company                                         26,830
    700   Fleming Companies, Inc.                                              3
    100   Fresh America Corporation*#                                          0
    400   Fresh Brands, Inc.                                               3,076
    800   Fresh Del Monte Produce, Inc.                                   20,216
    400   Gardenburger, Inc.*                                                 92
  3,900   General Mills, Inc.                                            185,367
    100   Griffin Land & Nurseries, Inc.*                                  2,542
  3,600   Heinz (H.J.) Company                                           141,120
  2,600   Hershey Foods Corporation                                      120,302
  1,300   Hormel Foods Corporation                                        40,430
  2,700   IMC Global, Inc.                                                36,180
    618   J. M. Smucker Company                                           28,372
    300   John B. Sanfillippo & Son, Inc.*                                 8,016
  4,600   Kellogg Company                                                192,510
  2,700   Kraft Foods, Inc., Class A                                      85,536
    100   LESCO, Inc.*                                                     1,358
    200   M&F Worldwide Corporation*                                       2,740
    400   Marsh Supermarkets, Inc., Class B                                5,400
  1,300   McCormick & Company, Inc.                                       44,200
    300   Middleby Corporation                                            16,386
    200   Mississippi Chemical Corporation*                                   44
  2,840   Monsanto Company                                               109,340
    200   National Beverage Corporation*                                   1,986
    250   Neogen Corporation*                                              4,303
  2,720   Pepsi Bottling Group, Inc.                                      83,069
  1,400   PepsiAmericas, Inc.                                             29,736
 18,040   PepsiCo, Inc.                                                  971,995
    600   Performance Food Group Company*                                 15,924
    700   Pilgrim's Pride Corporation, Class B                            20,258
    300   Ralcorp Holdings, Inc.*                                         10,560
    100   Riviana Foods, Inc.                                              2,617
    562   Sanderson Farms, Inc.                                           30,134
  8,520   Sara Lee Corporation                                           195,875
    100   Seaboard Corporation                                            49,795
    100   Seneca Foods Corporation, Class A*                               1,925
  1,900   Smithfield Foods, Inc.*                                         55,860
  1,200   SUPERVALU, Inc.                                                 36,732
  7,000   Sysco Corporation                                              251,090
    400   Tasty Baking Company                                             3,776
    555   Tootsie Roll Industries, Inc.                                   18,037
  3,705   Tyson Foods, Inc., Class A                                      77,620
    400   United Natural Foods, Inc.*                                     11,564
    400   Village Super Market, Inc., Class A*                            13,148
    450   Wild Oats Markets, Inc.*                                         6,331
  2,300   Wrigley (Wm.) Jr. Company                                      145,015
                                                                    ------------
                                                                       5,110,189
                                                                    ------------
          GOLD - 0.1%
  1,100   Glamis Gold, Ltd.*                                              19,283
  1,300   Meridian Gold, Inc.*                                            16,861
  4,100   Newmont Mining Corporation                                     158,916
                                                                    ------------
                                                                         195,060
                                                                    ------------
          INSURANCE - 5.4%
    800   21st Century Insurance Group                                    10,352
  1,800   Aetna, Inc.                                                    153,000
  5,700   AFLAC, Inc.                                                    232,617
    900   Alfa Corporation                                                12,600
    100   Alleghany Corporation*                                          28,700
    600   Allmerica Financial Corporation*                                20,280
  7,300   Allstate Corporation                                           339,815
  1,100   Ambac Financial Group, Inc.                                     80,784
    800   American Financial Group, Inc.                                  24,456
 27,575   American International Group, Inc.                           1,965,546
    200   American National Insurance Company                             18,466
  3,800   Aon Corporation                                                108,186
    300   Arch Capital Group, Ltd.*                                       11,964
    700   Argonaut Group, Inc.*                                           12,901
    300   ARM Financial Group, Inc., Class A*+#                                0
  1,400   Assurant, Inc.                                                  36,932
  1,250   Berkley (W.R.) Corporation                                      53,687

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          INSURANCE (CONTINUED)
    354   Berkshire Hathaway, Inc., Class B*                        $  1,046,070
    700   Brown & Brown, Inc.                                             30,170
  2,000   Chubb Corporation                                              136,360
  1,400   CIGNA Corporation                                               96,334
  1,785   Cincinnati Financial Corporation                                77,683
    100   Citizens Financial Corporation, Class
             A*                                                              714
  2,300   CNA Financial Corporation*                                      68,057
    300   CNA Surety Corporation*                                          3,285
    300   Commerce Group, Inc.                                            14,811
  1,500   Conseco, Inc.*                                                  29,850
    700   Crawford & Company, Class B                                      3,451
    315   Delphi Financial Group, Inc., Class A                           14,018
    500   Erie Indemnity Company, Class A                                 23,390
    400   FBL Financial Group, Inc., Class A                              11,304
  1,686   Fidelity National Financial, Inc.                               62,955
    100   Financial Industries Corporation                                   928
    667   First American Corporation                                      17,269
    100   FPIC Insurance Group, Inc.*                                      2,469
    700   Gallagher (Arthur J.) & Company                                 21,315
    200   Great American Financial Resources,
             Inc.                                                          3,180
    300   Harleysville Group, Inc.                                         5,655
  3,000   Hartford Financial Services Group, Inc.                        206,220
    900   HCC Insurance Holdings, Inc.                                    30,069
    400   Hilb, Rogal & Hamilton Company                                  14,272
    900   Horace Mann Educators Corporation                               15,732
    100   Independence Holding Company                                     3,400
    200   Investors Title Company                                          6,300
  1,500   Jefferson-Pilot Corporation                                     76,200
    200   Kansas City Life Insurance Company                               8,418
  2,200   Lincoln National Corporation                                   103,950
  1,900   Loews Corporation                                              113,924
    100   Markel Corporation*                                             27,750
  5,570   Marsh & McLennan Companies, Inc.                               252,767
  1,800   MBIA, Inc.                                                     102,816
    200   Merchants Group, Inc.                                            5,150
    500   Mercury General Corporation                                     24,825
  8,346   MetLife, Inc.                                                  299,204
  1,000   MGIC Investment Corporation                                     75,860
    600   MONY Group, Inc.                                                18,780
    320   Nationwide Financial Services, Inc.,
             Class A                                                      12,035
    264   Navigators Group, Inc.*                                          7,627
    100   NYMAGIC, Inc.                                                    2,640
  1,100   Odyssey Re Holdings Corporation                                 26,400
    700   Ohio Casualty Corporation*                                      14,091
  1,750   Old Republic International Corporation                          41,510
    600   Penn-America Group, Inc.                                         8,400
    300   Philadelphia Consolidated Holding
             Corporation*                                                 18,021
    900   Phoenix Companies, Inc.                                         11,025
    400   PMA Capital Corporation, Class A                                 3,600
  1,300   PMI Group, Inc.                                                 56,576
    200   Presidential Life Corporation                                    3,604
  3,300   Principal Financial Group, Inc.                                114,774
    115   ProAssurance Corporation*                                        3,923
  2,400   Progressive Corporation                                        204,720
    500   Protective Life Corporation                                     19,335
  5,600   Prudential Financial, Inc.                                     260,232
    820   Radian Group, Inc.                                              39,278
    400   Reinsurance Group of America, Inc.                              16,260
  1,200   Reliance Group Holdings, Inc.*                                       2
    600   RLI Corporation                                                 21,900
    100   RTW, Inc.*                                                         644
  1,400   SAFECO Corporation                                              61,600
    300   SCPIE Holdings, Inc.                                             2,730
    200   Selective Insurance Group, Inc.                                  7,976
    300   SNTL Corporation*                                                   36
  6,884   St. Paul Companies, Inc.                                       279,077
     70   StanCorp Financial Group, Inc.                                   4,690
    400   Stewart Information Services
             Corporation*                                                 13,508
  1,100   Torchmark Corporation                                           59,180
    450   Transatlantic Holdings, Inc.                                    36,446
    200   Triad Guaranty, Inc.*                                           11,640
    400   UICI*                                                            9,524
    300   United Fire & Casualty Company                                  17,325
    500   Unitrin, Inc.                                                   21,300
  4,057   UnumProvident Corporation                                       64,506
    100   Wesco Financial Corporation                                     36,200
    190   White Mountains Insurance Group, Ltd.                           96,900

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          INSURANCE (CONTINUED)
    400   Zenith National Insurance Corporation                     $     19,440
                                                                    ------------
                                                                       7,793,866
                                                                    ------------
          INTERNATIONAL OIL - 3.7%
    900   Amerada Hess Corporation                                        71,271
    400   ATP Oil & Gas Corporation*                                       3,068
  4,600   Burlington Resources, Inc.                                     166,428
 11,296   ChevronTexaco Corporation                                    1,063,067
  7,358   ConocoPhillips                                                 561,342
  2,000   Diamond Offshore Drilling, Inc.                                 47,660
 69,550   Exxon Mobil Corporation                                      3,088,715
  2,197   GlobalSantaFe Corporation                                       58,220
  1,600   Nabors Industries, Ltd.*                                        72,352
    800   Oil States International, Inc.*                                 12,240
  1,300   Pioneer Natural Resources Company*                              45,604
    900   Pogo Producing Company                                          44,460
  1,300   Pride International, Inc.*                                      22,243
    770   Ultra Petroleum Corporation*                                    28,744
  2,670   Unocal Corporation                                             101,460
                                                                    ------------
                                                                       5,386,874
                                                                    ------------
          LIQUOR - 0.4%
  8,700   Anheuser-Busch Companies, Inc.                                 469,800
  1,200   Brown-Forman Corporation, Class B                               57,924
  1,000   Constellation Brands, Inc., Class A*                            37,130
    500   Coors (Adolph) Company, Class B                                 36,170
    200   Genesee Corporation, Class B                                       500
    300   Robert Mondavi Corporation, Class A*                            11,106
                                                                    ------------
                                                                         612,630
                                                                    ------------
          MEDIA - 4.0%
    300   24/7 Real Media, Inc.*                                           1,683
    600   Acme Communications, Inc.*                                       4,140
    100   Advanced Marketing Services, Inc.                                1,291
    400   Alloy, Inc.*                                                     2,460
    100   ARTISTdirect, Inc.*                                                 45
    400   Avid Technology, Inc.*                                          21,828
  1,000   Belo Corporation, Class A                                       26,850
  3,000   Cablevision Systems New York Group,
             Class A*                                                     58,950
    100   Carmike Cinemas, Inc.*                                           3,945
  2,500   Charter Communications, Inc., Class A*                           9,800
  6,487   Clear Channel Communications, Inc.                             239,695
  1,537   CNET Networks, Inc.*                                            17,015
 23,522   Comcast Corporation, Class A*                                  659,322
  6,238   Cox Communications, Inc., Class A*                             173,354
    800   Cox Radio, Inc., Class A*                                       13,904
    200   Crown Media Holdings, Inc., Class A*                             1,704
    500   Cumulus Media, Inc., Class A*                                    8,405
 13,602   DIRECTV Group, Inc.*                                           232,594
  1,100   Dow Jones & Company, Inc.                                       49,610
  2,800   EchoStar Communications Corporation,
             Class A*                                                     86,100
    619   Emmis Communications Corporation,
             Class A*                                                     12,987
    400   Entercom Communications Corporation*                            14,920
    600   Entravision Communications Corporation,
             Class A*                                                      4,608
    215   Fisher Communications, Inc.*                                    10,821
  5,000   Fox Entertainment Group, Inc., Class A*                        133,500
  3,000   Gannett Company, Inc.                                          254,550
  1,100   Gray Television, Inc., Class B                                  15,279
    750   Harte-Hanks, Inc.                                               18,307
    563   Hearst-Argyle Television, Inc.*                                 14,514
    900   Hollinger International, Inc.                                   15,111
     40   iBEAM Broadcasting Corporation*#                                     0
    500   Insight Communications Company, Inc.*                            4,630
    100   InterVideo, Inc.*                                                1,294
    200   j2 Global Communications, Inc.*                                  5,560
    500   Journal Register Company*                                       10,000
    770   Knight-Ridder, Inc.                                             55,440
    400   Lee Enterprises, Inc.                                           19,204
    200   Liberty Corporation                                              9,390
 28,500   Liberty Media Corporation, Class A*                            256,215
  1,425   Liberty Media International, Inc.,
             Class A*                                                     52,867
    100   Lin TV Corporation, Class A*                                     2,120
    200   LodgeNet Entertainment Corporation*                              3,300
    300   Lynch Interactive Corporation*                                  10,361
    700   Macrovision Corporation*                                        17,521
    200   MaxWorldwide, Inc.*                                                 85
    400   McClatchy Company, Class A                                      28,060

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          MEDIA (CONTINUED)
  2,200   McGraw-Hill Companies, Inc.                               $    168,454
    200   Media General, Inc., Class A                                    12,844
    100   Media Services Group, Inc.*                                        774
  1,100   Mediacom Communications Corporation*                             8,602
    200   Medialink Worldwide, Inc.*                                         718
    600   Meredith Corporation                                            32,976
  2,100   Metro-Goldwyn-Mayer, Inc.*                                      25,410
  1,700   New York Times Company, Class A                                 76,007
  2,200   PanAmSat Corporation*                                           51,084
    100   Playboy Enterprises, Inc., Class B*                              1,161
  1,368   PRIMEDIA, Inc.*                                                  3,803
    200   Pulitzer, Inc.                                                   9,780
    200   Quipp, Inc.                                                      2,927
  2,200   R.R. Donnelley & Sons Company                                   72,644
    800   Radio One, Inc., Class A*                                       12,888
  1,200   Reader's Digest Association, Inc.                               19,188
    100   Saga Communications, Inc., Class A*                              1,825
    800   Scripps (E.W.) Company, Class A                                 84,000
    300   Sinclair Broadcast Group, Inc.,
             Class A*                                                      3,081
  1,200   Sonic Solutions*                                                25,500
    200   Spanish Broadcasting System, Inc.,
             Class A*                                                      1,862
    110   Stan Lee Media, Inc.*#                                               0
 45,874   Time Warner, Inc.*                                             806,465
  1,700   TiVo, Inc.*                                                     12,053
  3,401   Tribune Company                                                154,882
  3,665   Univision Communications, Inc.,
             Class A*                                                    117,023
    500   Valassis Communications, Inc.*                                  15,235
    700   Valley Media, Inc.*#                                                 0
    800   ValueVision International, Inc.,
             Class A*                                                     10,416
 18,374   Viacom, Inc., Class B                                          656,319
 21,300   Walt Disney Company                                            542,937
    100   Washington Post Company, Class B                                93,001
  1,000   Westwood One, Inc.*                                             23,800
    600   Wiley (John) & Sons, Inc., Class A                              19,200
  2,400   XM Satellite Radio Holdings, Inc.,
             Class A*                                                     65,496
    500   Young Broadcasting, Inc., Class A*                               6,575
                                                                    ------------
                                                                       5,722,269
                                                                    ------------
          MISCELLANEOUS - 0.5%
    500   Acuity Brands, Inc.                                             13,500
    800   AMCOL International Corporation                                 15,160
     61   CareMatrix Corporation*                                              1
    200   Central Parking Corporation                                      3,738
    100   Columbus McKinnon Corporation*                                     707
    200   Cybercash, Inc., Escrow*#                                            0
  2,600   Deere & Company                                                182,364
    100   Duratek, Inc.*                                                   1,511
    100   Encore Wire Corporation*                                         2,757
    600   Gen-Probe, Inc.*                                                28,392
    100   Genlyte Group, Inc.*                                             6,288
    100   Geo Group, Inc.*                                                 2,040
    200   Global E-Point, Inc.*                                            1,116
    300   Henley L.P., Escrow*+#                                               0
    200   Intelli-Check, Inc.*                                             1,260
    100   Internet America, Inc.*                                             60
    100   Ionics, Inc.*                                                    2,825
    100   McGrath Rentcorp                                                 3,695
  1,510   Mine Safety Appliances Company                                  50,887
    200   Morgan Group Holding Company*                                       15
    100   Ohio Art Company                                                   913
    100   Providence Service Corporation*                                  1,879
    500   Quixote Corporation                                             10,025
    100   Raven Industries, Inc.                                           3,553
  1,400   Republic Services, Inc.                                         40,516
    100   Research Frontiers, Inc.*                                          714
  2,600   Return Assured, Inc.*#                                               0
    400   Rollins, Inc.                                                    9,204
  2,800   Service Corporation International*                              20,636
    100   SRS Labs, Inc.*                                                    549
    900   Stewart Enterprises, Inc., Class A                               7,326
     73   Sumtotal Systems Inc*                                              475
    300   TeleCommunication Systems, Inc.,
             Class A*                                                      1,704
    400   VCA Antech, Inc.*                                               17,928
    400   VL Dissolution Corporation*                                        284
    750   Waste Connections, Inc.*                                        22,245
  6,200   Waste Management, Inc.                                         190,030

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          MISCELLANEOUS (CONTINUED)
  1,046   Weight Watchers International, Inc.*                      $     40,940
    100   X-Rite, Inc.                                                     1,454
                                                                    ------------
                                                                         686,691
                                                                    ------------
          MISCELLANEOUS FINANCE - 7.1%
    100   ACE Cash Express, Inc.*                                          2,569
    200   Actrade Financial Technologies, Ltd.*#                               0
    300   Affiliated Managers Group, Inc.*                                15,111
  1,200   Allied Capital Corporation                                      29,304
    700   American Capital Strategies, Ltd.                               19,614
 13,500   American Express Company                                       693,630
    100   American Indemnity Financial
             Corporation, Escrow*#                                             0
  2,200   AmeriCredit Corporation*                                        42,966
  4,600   Ameritrade Holding Corporation*                                 52,210
    100   ASB Financial Corporation                                        2,282
    200   ASTA Funding, Inc.                                               3,480
    500   Bankrate, Inc.*                                                  4,280
    100   Banner Corporation                                               2,906
    800   Bay View Capital Corporation*                                    1,648
  1,055   Bear Stearns Companies, Inc.                                    88,947
    800   BISYS Group, Inc.*                                              11,248
    436   BOK Financial Corporation*                                      17,122
    300   California First National Bancorp                                4,015
  2,500   Capital One Financial Corporation                              170,950
    900   Cash America International, Inc.                                20,700
     11   CB Bancshares, Inc.                                              1,025
    100   Charter Municipal Mortgage Acceptance
             Company                                                       1,966
    300   Chicago Mercantile Exchange                                     43,311
  2,646   CIT Group, Inc.                                                101,315
 54,425   Citigroup, Inc.                                              2,530,762
    220   Classic Bancshares, Inc.                                         8,768
    800   CompuCredit Corporation*                                        13,840
    200   Convera Corporation*                                               462
  2,799   Countrywide Financial Corporation                              196,630
    115   Cross Timbers Royalty Trust                                      3,181
    600   Deluxe Corporation                                              26,100
    900   Doral Financial Corporation                                     31,050
    200   DVI, Inc.*                                                           2
  3,837   E*TRADE Financial Corporation*                                  42,783
    600   E-LOAN, Inc.*                                                    1,620
    600   Eaton Vance Corporation                                         22,926
    600   Edwards (A.G.), Inc.                                            20,418
  1,300   Equifax, Inc.                                                   32,175
 10,200   Fannie Mae                                                     727,872
  1,250   Federated Investors, Inc., Class B                              37,925
    400   Financial Federal Corporation*                                  14,104
    400   First Marblehead Corporation*                                   16,104
  2,800   Franklin Resources, Inc.                                       140,224
  7,300   Freddie Mac                                                    462,090
  1,460   Friedman, Billings, Ramsey Group, Inc.                          28,893
  5,070   Goldman Sachs Group, Inc.                                      477,391
    500   Harris & Harris Group, Inc.*                                     6,115
    800   IndyMac Bancorp, Inc.                                           25,280
  1,500   Instinet Group, Inc.*                                            7,920
    800   Interactive Data Corporation*                                   13,936
    600   Investment Technology Group, Inc.*                               7,674
    600   Investors Financial Services
             Corporation                                                  26,148
    100   iPayment Holdings, Inc.*                                         4,100
 22,036   J. P. Morgan Chase & Company                                   854,336
  2,200   Janus Capital Group, Inc.                                       36,278
    900   Jefferies Group, Inc.                                           27,828
  1,300   Knight Trading Group, Inc.*                                     13,026
    700   Legg Mason, Inc.                                                63,707
  2,984   Lehman Brothers Holdings, Inc.                                 224,546
    827   Leucadia National Corporation                                   41,102
    200   LNR Property Corporation                                        10,850
 14,027   MBNA Corporation                                               361,756
  9,946   Merrill Lynch & Company, Inc.                                  536,885
    800   Metris Companies, Inc.                                           6,952
  1,500   Moody's Corporation                                             96,990
 11,400   Morgan Stanley                                                 601,578
    100   National Financial Partners Corporation                          3,527
    500   National Processing, Inc.*                                      14,375
    600   New Century Financial Corporation                               28,092
    500   NextCard, Inc.*                                                      6
    600   Nuveen Investments, Class A                                     16,080
    100   Online Resources Corporation*                                      678
    202   Piper Jaffray Companies, Inc.*                                   9,136
    600   Point West Capital Corporation*                                     33
  3,900   Providian Financial Corporation*                                57,213
    750   Raymond James Financial, Inc.                                   19,838
    100   Rewards Network, Inc.*                                             900
    700   S1 Corporation*                                                  6,958

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          MISCELLANEOUS FINANCE (CONTINUED)
    495   Santander BanCorp*                                        $     12,236
 14,264   Schwab (Charles) Corporation                                   137,077
    900   SEI Investments Company                                         26,136
    300   Siebert Financial Corporation*                                   1,124
  5,000   SLM Corporation                                                202,250
    200   Student Loan Corporation                                        27,300
    399   SWS Group, Inc.                                                  6,105
  1,400   T. Rowe Price Group, Inc.                                       70,560
    453   Tarragon Realty Investors, Inc.*                                 6,682
    150   TETRA Technologies, Inc.*                                        4,028
    100   UniCapital Corporation*#                                             0
    100   United PanAm Financial Corporation*                              1,705
  4,000   UnitedGlobalCom, Inc., Class A*                                 29,040
    100   Value Line, Inc.                                                 3,551
  9,490   Washington Mutual, Inc.                                        366,694
    105   Waypoint Financial Corporation                                   2,897
    500   Westcorp                                                        22,725
     99   Westwood Holdings Group, Inc.                                    1,782
    400   WFS Financial, Inc.*                                            19,804
    100   Winfield Capital Corporation*                                       70
                                                                    ------------
                                                                      10,231,528
                                                                    ------------
          MOTOR VEHICLES - 1.0%
    500   A.S.V., Inc.*                                                   15,655
    100   Aftermarket Technology Corporation*                              1,650
    100   America's Car-Mart, Inc.*                                        3,003
    600   American Axle & Manufacturing Holdings,
             Inc.*                                                        21,816
    850   ArvinMeritor, Inc.                                              16,634
    540   BorgWarner, Inc.                                                23,636
    100   Coast Distribution System, Inc.*                                   748
    400   CSK Auto Corporation*                                            6,856
    500   Cummins, Inc.                                                   31,250
  1,200   Dana Corporation                                                23,520
  5,676   Delphi Corporation                                              60,620
    500   Fleetwood Enterprises, Inc.*                                     7,275
 19,235   Ford Motor Company                                             301,028
    200   Gehl Company*                                                    4,050
  5,870   General Motors Corporation                                     273,483
  1,700   Genuine Parts Company                                           67,456
  3,500   Harley-Davidson, Inc.                                          216,790
    200   IMPCO Technologies, Inc.*                                        1,266
    200   Keystone Automotive Industries, Inc.*                            5,578
    800   Lear Corporation*                                               47,192
    100   Lithia Motors, Inc., Class A                                     2,478
    600   Midas, Inc.*                                                    10,440
    200   Modine Manufacturing Company                                     6,370
    200   Monaco Coach Corporation                                         5,634
  1,000   Navistar International Corporation*                             38,760
    200   Noble International, Ltd.                                        4,954
    500   O'Reilly Automotive, Inc.*                                      22,600
    600   Oshkosh Truck Corporation                                       34,386
    400   Polaris Industries, Inc.                                        19,200
    700   Rush Enterprises, Inc., Class B*                                 9,030
    500   Smith (A.O.) Corporation                                        15,895
    400   Sonic Automotive, Inc.                                           8,860
    100   Spartan Motors, Inc.                                             1,225
    105   Starcraft Corporation*                                           1,428
    300   Stoneridge, Inc.*                                                5,100
    300   Superior Industries International, Inc.                         10,035
    100   Tenneco Automotive, Inc.*                                        1,323
  1,000   Thor Industries, Inc.                                           33,460
  1,200   Visteon Corporation                                             14,004
                                                                    ------------
                                                                       1,374,688
                                                                    ------------
          NON-DURABLES & ENTERTAINMENT - 2.4%
    300   Action Performance Companies, Inc.                               4,521
  1,350   Activision, Inc.*                                               21,465
    500   Alliance Gaming Corporation*                                     8,580
    700   AMC Entertainment, Inc.*                                        10,759
    700   American Greetings Corporation,
             Class A*                                                     16,226
    600   Blyth, Inc.                                                     20,694
    700   CBRL Group, Inc.                                                21,595
    500   Central Garden & Pet Company*                                   17,885
    400   Championship Auto Racing Teams, Inc.*                               26
    400   Church & Dwight Company, Inc.                                   18,312
    300   Churchill Downs, Inc.                                           12,210
  2,100   Clorox Company                                                 112,938
    300   CNS, Inc.                                                        3,009
    400   CSS Industries, Inc.*                                           14,016
    200   Digital Theater Systems, Inc.*                                   5,230
    100   Dixon Ticonderoga Company*                                         395
  3,100   Electronic Arts, Inc.*                                         169,105
  1,133   Energizer Holdings, Inc.*                                       50,985
    400   Enesco Group, Inc.                                               3,584
    600   Escalade, Inc.                                                  13,866
    100   eUniverse, Inc.*                                                   224
  1,700   Fortune Brands, Inc.                                           128,231
    862   Fossil, Inc.*                                                   23,489

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          NON-DURABLES & ENTERTAINMENT
             (CONTINUED)
    600   GTECH Holdings Corporation                                $     27,786
  1,550   Hasbro, Inc.                                                    29,450
    200   Hauser, Inc.*                                                        4
    300   Huffy Corporation*                                                 345
  6,800   InterActiveCorp*                                               204,952
  3,700   International Game Technology                                  142,820
    512   International Speedway Corporation,
             Class A                                                      24,904
    800   JAKKS Pacific, Inc.*                                            16,632
  5,274   Kimberly-Clark Corporation                                     347,451
    300   Lancaster Colony Corporation                                    12,492
    200   Marcus Corporation                                               3,450
  1,500   Marvel Enterprises, Inc.*                                       29,280
  4,180   Mattel, Inc.                                                    76,285
    600   Movado Group, Inc.                                              10,350
    500   NetFlix, Inc.*                                                  17,975
  2,626   Newell Rubbermaid, Inc.                                         61,711
    400   Penn National Gaming, Inc.*                                     13,280
    300   Playtex Products, Inc.*                                          2,346
 27,180   Procter & Gamble Company                                     1,479,679
      5   Quepasa Corporation*                                                 9
      6   Quokka Sports, Inc.*#                                                0
    700   Rayovac Corporation*                                            19,670
    300   Russ Berrie and Company, Inc.                                    5,829
    200   Scotts Company, Class A*                                        12,776
    552   SCP Pool Corporation*                                           24,840
  1,900   Sherwin-Williams Company                                        78,945
    750   Sonic Corporation*                                              17,063
    753   Sotheby's Holdings, Inc., Class A*                              12,018
    600   Take-Two Interactive Software, Inc.*                            18,384
    450   THQ, Inc.*                                                      10,305
    800   Tupperware Corporation                                          15,544
    100   WD-40 Company                                                    2,994
    200   WMS Industries, Inc.*                                            5,960
    200   World Wrestling Federation
             Entertainment, Inc.                                           2,550
                                                                    ------------
                                                                       3,405,424
                                                                    ------------
          NON-FERROUS METALS - 0.4%
  9,048   Alcoa, Inc.                                                    298,856
    100   Cleveland-Cliffs, Inc.*                                          5,639
    700   Commercial Metals Company                                       22,715
    300   Commonwealth Industries, Inc.*                                   3,102
  2,100   Freeport-McMoRan Copper & Gold, Inc.,
             Class B                                                      69,615
    200   IMCO Recycling, Inc.*                                            2,644
    500   Mueller Industries, Inc.*                                       17,900
    920   Phelps Dodge Corporation*                                       71,309
    450   Reliance Steel & Aluminum Company*                              18,144
    500   Southern Peru Copper Corporation                                20,665
    300   Stillwater Mining Company*                                       4,503
    200   Titanium Metals Corporation*                                    18,510
  1,000   USEC, Inc.                                                       8,770
    300   Wolverine Tube, Inc.*                                            3,270
                                                                    ------------
                                                                         565,642
                                                                    ------------
          OIL & GAS - 0.0%**
    600   Lone Star Technologies, Inc.*                                   16,536
                                                                    ------------
          OPTICAL & PHOTO - 0.1%
    288   Advanced Medical Optics, Inc.*                                  12,260
    700   Bausch & Lomb, Inc.                                             45,549
    800   Concord Camera Corporation*                                      2,640
    200   CPI Corporation                                                  2,944
    100   Digimarc Corporation*                                            1,335
  3,100   Eastman Kodak Company                                           83,638
    200   Escalon Medical Corporation*                                     1,946
    800   Lexar Media, Inc.*                                               5,344
    900   Oakley, Inc.                                                    11,646
    500   Ocular Sciences, Inc.*                                          19,000
    516   ScanSoft, Inc.*                                                  2,554
    500   STAAR Surgical Company*                                          3,900
                                                                    ------------
                                                                         192,756
                                                                    ------------
          PAPER & FOREST PRODUCTS - 0.5%
  1,200   Boise Cascade Corporation                                       45,168
    700   Bowater, Inc.                                                   29,113
    600   Caraustar Industries, Inc.*                                      8,466
    300   Chesapeake Corporation                                           8,004
    200   Deltic Timber Corporation                                        7,680
    500   FiberMark, Inc.*                                                    90
  2,517   Georgia-Pacific Corporation                                     93,079
    100   Glatfelter                                                       1,408
  4,992   International Paper Company                                    223,142
     83   Kadant, Inc.*                                                    1,920
    700   Longview Fibre Company*                                         10,311
  1,200   Louisiana-Pacific Corporation*                                  28,380
  1,876   MeadWestvaco Corporation                                        55,136
    300   Pope & Talbot, Inc.                                              5,931
    200   Potlatch Corporation                                             8,328
    501   Rayonier, Inc.                                                  22,269
    300   Rock-Tenn Company, Class A                                       5,085
    400   Schweitzer-Mauduit International, Inc.                          12,252
    700   Temple-Inland, Inc.                                             48,475
    200   Universal Forest Products, Inc.                                  6,450
    300   Wausau-Mosinee Paper Corporation                                 5,190

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          PAPER & FOREST PRODUCTS (CONTINUED)
  2,300   Weyerhaeuser Company                                      $    145,176
                                                                    ------------
                                                                         771,053
                                                                    ------------
          PRODUCER GOODS - 5.4%
  8,300   3M Company                                                     747,083
    520   Actuant Corporation, Class A*                                   20,275
    400   Advanced Energy Industries, Inc.*                                6,288
  1,800   Aeroflex, Inc.*                                                 25,794
    200   American Biltrite, Inc.*                                         1,840
  2,100   American Standard Companies, Inc.*                              84,651
    400   Ampco-Pittsburgh Corporation                                     5,144
    600   Applied Industrial Technologies, Inc.                           18,072
    300   AptarGroup, Inc.                                                13,107
    900   Astec Industries, Inc.*                                         16,947
  1,100   Avery Dennison Corporation                                      70,411
  1,189   Axcelis Technologies, Inc.*                                     14,791
    200   AZZ, Inc.*                                                       3,040
    500   Baldor Electric Company                                         11,675
    200   Barnes Group, Inc.                                               5,796
    400   Brady Corporation, Class A                                      18,440
    200   Briggs & Stratton Corporation                                   17,670
    300   Carlisle Companies, Inc.                                        18,675
    100   Cascade Corporation                                              3,125
  3,600   Caterpillar, Inc.                                              285,984
    200   Chicago Rivet & Machine Company                                  5,508
    400   CLARCOR, Inc.                                                   18,320
    500   Comfort Systems USA, Inc.*                                       3,195
    800   Crane Company                                                   25,112
    300   CUNO, Inc.*                                                     16,005
  3,318   Danaher Corporation                                            172,038
    800   Donaldson Company, Inc.                                         23,440
  2,000   Dover Corporation                                               84,200
    450   Eastern Company                                                  7,515
  1,600   Eaton Corporation                                              103,584
    110   Edelbrock Corporation                                            1,806
  4,300   Emerson Electric Company                                       273,265
    229   EnPro Industries, Inc.*                                          5,263
    100   ESCO Technologies, Inc.*                                         5,336
    100   Fab Industries, Inc.                                               341
    700   Fastenal Company                                                39,781
    500   Federal Signal Corporation                                       9,305
    600   Fisher Scientific International, Inc.*                          34,650
    500   Flowserve Corporation*                                          12,470
    400   Franklin Electric Company, Inc.                                 15,104
110,546   General Electric Company                                     3,581,690
    600   Global Power Equipment Group, Inc.*                              4,812
    487   Graco, Inc.                                                     15,121
    720   Griffon Corporation*                                            16,042
    700   Hanover Compressor Company*                                      8,330
    400   Harsco Corporation                                              18,800
    100   Hexcel Corporation*                                              1,158
    500   HNI Corporation                                                 21,165
  8,875   Honeywell International, Inc.                                  325,091
    500   Hubbell, Inc., Class B                                          23,355
    500   Hydril Company*                                                 15,750
    450   IDEX Corporation                                                15,458
  3,333   Illinois Tool Works, Inc.                                      319,601
  1,800   Ingersoll-Rand Company, Class A                                122,958
  1,300   Intermet Corporation                                             5,590
    900   ITT Industries, Inc.                                            74,700
  1,200   JLG Industries, Inc.                                            16,668
  2,000   Johnson Controls, Inc.                                         106,760
    400   Kaydon Corporation                                              12,372
    400   Kennametal, Inc.                                                18,320
    400   Lincoln Electric Holdings, Inc.                                 13,636
    800   Lydall, Inc.*                                                    7,816
    700   MagneTek, Inc.*                                                  5,838
    650   Manitowoc Company, Inc.                                         22,003
    200   Matthews International Corporation,
             Class A                                                       6,588
    400   Merix Corporation*                                               4,536
  1,900   Micrel, Inc.*                                                   23,085
    500   Milacron, Inc.*                                                  2,000
    200   Misonix, Inc.*                                                   1,514
    338   Mykrolis Corporation*                                            5,888
    400   Nordson Corporation                                             17,348
  1,200   Pall Corporation                                                31,428
    500   Park-Ohio Holdings Corporation*                                  5,900
  1,129   Parker-Hannifin Corporation                                     67,130
    800   Penn Engineering & Manufacturing
             Corporation                                                  17,152
    800   Pentair, Inc.                                                   26,912
    800   Polymer Group, Inc., Escrow*+#                                       0
     10   Polymer Group, Inc., Class B*                                      127
    600   Precision Castparts Corporation                                 32,814
    400   Presstek, Inc.*                                                  4,204
    600   Regal-Beloit Corporation                                        13,356
  2,300   Rockwell Automation, Inc.                                       86,273
    300   Roper Industries, Inc.                                          17,070
    200   Sequa Corporation, Class A*                                     11,694

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          PRODUCER GOODS (CONTINUED)
    900   Shaw Group, Inc.*                                         $      9,117
    934   SPX Corporation*                                                43,375
    400   Standex International Corporation                               10,880
    400   Tech/Ops Sevcon, Inc.                                            2,364
    300   Tecumseh Products Company, Class A                              12,357
    400   Teleflex, Inc.                                                  20,060
    600   Terex Corporation*                                              20,478
  1,500   Textron, Inc.                                                   89,025
    800   Timken Company                                                  21,192
    500   Tredegar Corporation                                             8,065
    600   Trinity Industries, Inc.                                        19,074
    100   Twin Disc, Inc.                                                  2,440
    600   Valmont Industries, Inc.                                        13,740
  1,000   W.W. Grainger, Inc.                                             57,500
    300   Watsco, Inc.                                                     8,421
    300   Watts Industries, Inc., Class A                                  8,085
    200   Woodward Governor Company                                       14,422
    600   York International Corporation                                  24,642
    450   Zebra Technologies Corporation,
             Class A*                                                     39,150
                                                                    ------------
                                                                       7,817,486
                                                                    ------------
          RAILROAD & SHIPPING - 0.4%
    700   Alexander & Baldwin, Inc.                                       23,415
  3,790   Burlington Northern Santa Fe
             Corporation                                                 132,915
  2,300   CSX Corporation                                                 75,371
    400   Florida East Coast Industries, Inc.                             15,460
    700   GATX Corporation                                                19,040
    487   Genesee & Wyoming, Inc., Class A*                               11,542
    400   Greenbrier Companies, Inc.*                                      7,620
    100   International Shipholding Corporation*                           1,490
    423   Kansas City Southern*                                            6,557
  4,200   Norfolk Southern Corporation                                   111,384
    300   Overseas Shipholding Group, Inc.                                13,239
    600   Transport Corporation of America, Inc.*                          4,691
  2,700   Union Pacific Corporation                                      160,515
    600   Wabtec Corporation                                              10,824
                                                                    ------------
                                                                         594,063
                                                                    ------------
          REAL ESTATE INVESTMENT TRUST - 1.7%
    100   Alexander's, Inc.*                                              16,774
    200   Alexandria Real Estate Equities, Inc.                           11,356
    600   AMB Property Corporation                                        20,778
    800   American Home Mortgage Investment
             Corporation*                                                 20,744
    400   American Land Lease, Inc.                                        7,544
    300   American Mortgage  Acceptance Company                            4,116
    200   AmeriVest Properties, Inc.                                       1,178
    500   Amli Residential Properties Trust                               14,670
  1,800   Annaly Mortgage Management, Inc.                                30,528
    700   Anthracite Capital, Inc.                                         8,386
  1,072   Apartment Investment & Management
             Company, Class A                                             33,371
  1,892   Archstone-Smith Trust                                           55,492
  1,200   Arden Realty, Inc.                                              35,292
    300   Associated Estates Realty Corporation                            2,415
    600   Avalonbay Communities, Inc.                                     33,912
    400   Bedford Property Investors, Inc.                                11,696
    500   Bluegreen Corporation*                                           6,900
    100   BNP Residential Properties, Inc.                                 1,314
  1,400   Boston Properties, Inc.                                         70,112
    500   Brandywine Realty Trust                                         13,595
    700   BRE Properties, Inc., Class A                                   24,325
    900   Burnham Pacific Properties, Inc.                                   111
    500   Camden Property Trust                                           22,900
    300   Capital Automotive REIT                                          8,799
    100   Capstead Mortgage Corporation                                    1,345
  1,000   CarrAmerica Realty Corporation                                  30,230
    400   CBL & Associates Properties, Inc.                               22,000
    300   CenterPoint Properties Trust                                    23,025
    400   Chelsea Property Group, Inc.                                    26,088
    300   Colonial Properties Trust                                       11,559
    245   Commercial Net Lease Realty                                      4,214
    500   Cornerstone Realty Income Trust, Inc.                            4,385
    200   Corporate Office Properties Trust                                4,970
    550   Cousins Properties, Inc.                                        18,123
  1,200   Crescent Real Estate Equities Company                           19,344
  1,326   Developers Diversified Realty
             Corporation                                                  46,901
  1,276   Duke Realty Corporation                                         40,590
    200   EastGroup Properties, Inc.                                       6,734
    200   Entertainment Properties Trust                                   7,148
    300   Equity Inns, Inc.                                                2,787
  4,245   Equity Office Properties Trust                                 115,464

                       See Notes to Financial statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          REAL ESTATE INVESTMENT TRUST (CONTINUED)
    600   Equity One, Inc.                                          $     10,848
  2,954   Equity Residential                                              87,822
    300   Essex Property Trust, Inc.                                      20,505
    500   Federal Realty Investment Trust                                 20,795
    500   FelCor Lodging Trust, Inc.*                                      6,050
    600   First Industrial Realty Trust, Inc.                             22,128
    100   First Potomac Realty Trust*                                      1,917
    100   Gables Residential Trust                                         3,398
  2,300   General Growth Properties, Inc.                                 68,011
    600   Getty Realty Corporation                                        15,096
    400   Golf Trust of America, Inc.                                        948
  1,200   Health Care Property Investors, Inc.                            28,848
    500   Health Care REIT, Inc.                                          16,250
    500   Healthcare Realty Trust, Inc.                                   18,740
    400   Heritage Property Investment Trust                              10,824
    500   Highwoods Properties, Inc.                                      11,750
    300   Home Properties, Inc.                                           11,694
    700   Hospitality Properties Trust                                    29,610
  2,800   Host Marriott Corporation*                                      34,608
  2,200   HRPT Properties Trust                                           22,022
    400   Impac Mortgage Holdings, Inc.                                    9,008
    500   Innkeepers USA Trust                                             5,155
    200   Investors Real Estate Trust                                      2,076
  1,164   iStar Financial, Inc.                                           46,560
  1,200   Keystone Property Trust                                         28,836
    400   Kilroy Realty Corporation                                       13,640
  1,050   Kimco Realty Corporation                                        47,775
    500   Koger Equity, Inc.                                              11,560
    300   LaSalle Hotel Properties                                         7,320
    200   Lexington Corporate Properties Trust                             3,982
    700   Liberty Property Trust                                          28,147
    900   LTC Properties, Inc.                                            14,940
    800   Macerich Company                                                38,296
    500   Mack-Cali Realty Corporation                                    20,690
    100   Malan Realty Investors, Inc.                                       499
    500   Manufactured Home Communities, Inc.                             16,595
    800   MeriStar Hospitality Corporation*                                5,472
    100   Mid-America Apartment Communities, Inc.                          3,789
    600   Mills Corporation                                               28,020
    300   Mission West Properties, Inc.                                    3,633
    300   Monmouth Real Estate Investment
             Corporation, Class A                                          2,337
    400   National Health Realty, Inc.                                     6,768
    700   Nationwide Health Properties, Inc.                              13,230
  1,200   New Plan Excel Realty Trust                                     28,032
    200   Newcastle Investment Corporation                                 5,990
    600   Novastar Financial, Inc.                                        22,776
    521   Pan Pacific Retail Properties, Inc.                             26,321
    400   Parkway Properties, Inc.                                        17,780
    371   Pennsylvania Real Estate Investment
             Trust                                                        12,707
    200   Philips International Realty
             Corporation                                                      71
    200   PMC Commercial Trust                                             2,880
    700   Post Properties, Inc.                                           20,405
    600   Prentiss Properties Trust                                       20,112
    100   Prime Group Realty Trust                                           528
  1,694   ProLogis                                                        55,766
  1,186   Public Storage, Inc.                                            54,568
    200   RAIT Investment Trust                                            4,930
    400   Ramco-Gershenson Properties Trust                                9,692
    500   Realty Income Corporation                                       20,865
  1,000   Reckson Associates Realty Corporation                           27,460
    300   Redwood Trust, Inc.                                             16,704
    400   Regency Centers Corporation                                     17,160
    400   Saul Centers, Inc.                                              12,844
    300   Senior Housing Properties Trust                                  5,037
    100   Shelbourne Properties I, Inc.#                                       0
    500   Shurgard Storage Centers, Inc., Class A                         18,700
  2,100   Simon Property Group, Inc.                                     107,982
    200   Sizeler Property Investors,  Inc.                                1,842
    600   SL Green Realty Corporation                                     28,080
    600   Summit Properties, Inc.                                         15,384
    200   Sun Communities, Inc.                                            7,530
    300   Tanger Factory Outlet Centers, Inc.                             11,730
    500   Taubman Centers, Inc.                                           11,445
    900   The Rouse Company                                               42,750
    746   Thornburg Mortgage, Inc.                                        20,105
    200   Town & Country Trust                                             5,048
    336   Transcontinental Realty Investors,
             Inc.*                                                         4,539
  1,400   Trizec Properties, Inc.                                         22,764
  1,000   United Dominion Realty Trust, Inc.                              19,780
    400   Universal Health Realty Income Trust                            11,480

                       See Notes to Financial statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          REAL ESTATE INVESTMENT TRUST (CONTINUED)
  1,200   Ventas, Inc.                                              $     28,020
  1,200   Vornado Realty Trust                                            68,532
    400   Washington Real Estate Investment Trust                         11,752
    675   Weingarten Realty Investors                                     21,114
                                                                    ------------
                                                                       2,482,612
                                                                    ------------
          REAL PROPERTY - 0.1%
    980   Catellus Development Corporation                                24,157
    100   Consolidated-Tomoka Land Company                                 3,776
    600   Forest City Enterprises, Inc., Class A                          31,800
    400   Jones Lang LaSalle, Inc.*                                       10,840
  1,000   La Quinta Corporation*                                           8,400
  1,959   Plum Creek Timber Company, Inc.                                 63,824
    600   St. Joe Company                                                 23,820
    300   Trammell Crow Company*                                           4,230
    400   W.P. Carey & Company, LLC                                       11,912
    100   Wellsford Real Properties, Inc.*                                 1,555
                                                                    ------------
                                                                         184,314
                                                                    ------------
          RESTAURANTS - 0.7%
    750   Applebee's International, Inc.                                  17,265
    300   Ark Restaurants Corporation*                                     7,065
    215   Benihana, Inc., Class A*                                         3,203
    900   Brinker International, Inc.*                                    30,708
    100   Buca, Inc.*                                                        533
    750   CEC Entertainment, Inc.*                                        22,133
    200   Checkers Drive-In Restraunts, Inc.*                              2,310
    500   Cheesecake Factory, Inc.*                                       19,895
    600   CKE Restaurants, Inc.*                                           7,998
    200   Cooker Restaurant Corporation*                                       1
  1,600   Darden Restaurants, Inc.                                        32,880
    600   Dave & Buster's, Inc.*                                          11,274
    500   Frisch's Restaurants, Inc.                                      14,875
    100   IHOP Corporation                                                 3,576
    500   Jack in the Box, Inc.*                                          14,850
    500   Landry's Restaurants, Inc.                                      14,945
    400   Lone Star Steakhouse & Saloon, Inc.                             10,876
    600   Luby's, Inc.*                                                    4,146
 13,300   McDonald's Corporation                                         345,800
    300   O'Charley's, Inc.*                                               5,157
    800   Outback Steakhouse, Inc.                                        33,088
    300   P.F. Chang's China Bistro, Inc.*                                12,345
    400   Panera Bread Company, Class A*                                  14,352
    300   Papa John's International, Inc.*                                8 ,862
    300   Red Robin Gourmet Burgers*                                       8,211
    900   Ruby Tuesday, Inc.                                              24,705
    200   Ryan's Restaurant Group, Inc.*                                   3,160
    100   Star Buffet, Inc.*                                                 606
  4,000   Starbucks Corporation*                                         173,920
    200   Total Entertainment Restaurant
             Corporation*                                                  2,706
  1,100   Wendy's International, Inc.                                     38,324
  3,100   Yum! Brands, Inc.*                                             115,382
                                                                    ------------
                                                                       1,005,151
                                                                    ------------
          RETAIL - 6.1%
    400   1-800-FLOWERS.COM, Inc., Class A*                                3,256
    100   3Dshopping.com*#                                                     0
  1,100   7-Eleven, Inc.*                                                 19,635
    900   99 Cents Only Stores*                                           13,725
  1,000   Abercrombie & Fitch Company, Class A*                           38,750
  1,200   Advance Auto Parts, Inc.*                                       53,016
    100   Advantage Marketing Systems, Inc.*                                 613
    450   Aeropostale, Inc.*                                              12,109
    500   AFC Enterprises, Inc.*                                          10,500
  4,408   Albertson's, Inc.                                              116,988
  4,200   Amazon.com, Inc.*                                              228,480
    600   American Eagle Outfitters, Inc.*                                17,346
    300   Ames Department Stores, Inc.*                                        1
    750   AnnTaylor Stores Corporation*                                   21,735
  2,600   AutoNation, Inc.*                                               44,460
    900   AutoZone, Inc.*                                                 72,090
    700   Barnes & Noble, Inc.*                                           23,786
  3,200   Bed Bath & Beyond, Inc.                                        123,040
  3,300   Best Buy Company, Inc.                                         167,442
  1,000   Big Lots, Inc.*                                                 14,460
    600   BJ's Wholesale Club, Inc.*                                      15,000
    400   Blair Corporation                                               11,560
    500   Bombay Company, Inc.*                                            3,065
  1,300   Borders Group, Inc.*                                            30,472
    225   Brookstone, Inc.*                                                4,511
    200   Brown Shoe Company, Inc.                                         8,186
    500   Burlington Coat Factory Warehouse
             Corporation                                                   9,650
  1,290   CarMax, Inc.*                                                   28,212
    700   Casey's General Stores, Inc.                                    12,810
  1,100   Chico's FAS, Inc.*                                              49,676
    500   Children's Place Retail Stores, Inc.*                           11,760
    300   CHS Electronics, Inc.*#                                              0
  2,200   Circuit City Stores, Inc.                                       28,490

                       See Notes to Financial statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          RETAIL (CONTINUED)
  1,100   Claire's Stores, Inc.                                     $     23,870
    400   Cole National Corporation*                                       9,340
  4,800   Costco Wholesale Corporation*                                  197,136
  4,140   CVS Corporation                                                173,963
    100   Deb Shops, Inc.                                                  2,406
  3,731   Dollar General Corporation                                      72,978
  1,050   Dollar Tree Stores, Inc.*                                       28,802
    700   Dress Barn, Inc.*                                               11,984
    700   drugstore.com, Inc.*                                             2,443
    200   Egghead.com, Inc.*                                                   2
    400   Electronics Boutique Holdings
             Corporation*                                                 10,536
    500   Factory 2-U Stores, Inc.*                                          320
  1,700   Family Dollar Stores, Inc.                                      51,714
  2,100   Federated Department Stores, Inc.                              103,110
    100   Finlay Enterprises, Inc.*                                        1,882
  1,400   Foot Locker, Inc.                                               34,076
    200   Footstar, Inc.*                                                  1,085
  1,500   Fred's, Inc.                                                    33,135
  1,000   Galyan's Trading Company*                                       16,680
  9,150   Gap, Inc.                                                      221,888
    200   GenesisIntermedia, Inc.*+#                                           0
    900   Goody's Family Clothing, Inc.                                    9,333
    600   Great Atlantic & Pacific Tea
             Company, Inc.*                                                4,596
    500   Guitar Center, Inc.*                                            22,235
    600   Handleman Company                                               13,896
 23,950   Home Depot, Inc.                                               843,040
    600   Hot Topic, Inc.*                                                12,294
    500   Insight Enterprises, Inc.*                                       8,880
    100   Kirkland's, Inc.*                                                1,193
    900   Kmart Holding Corporation*                                      64,620
  3,900   Kohl's Corporation*                                            164,892
    500   Krispy Kreme Doughnuts, Inc.*                                    9,545
  7,500   Kroger Company*                                                136,500
  5,115   Limited Brands                                                  95,651
  1,100   Linens 'n Things, Inc.*                                         32,241
    170   Longs Drug Stores Corporation                                    4,058
  8,228   Lowe's Companies, Inc.                                         432,381
  2,850   May Department Stores Company                                   78,347
    486   Men's Wearhouse, Inc.*                                          12,826
    600   Michaels Stores, Inc.                                           33,000
    300   Mothers Work, Inc.*                                              6,171
    400   Neiman Marcus Group, Inc., Class A*                             22,260
  1,400   Nordstrom, Inc.                                                 59,654
  3,900   Office Depot, Inc.*                                             69,849
    200   Overstock.com, Inc.*                                             7,816
  1,000   Pacific Sunwear of California, Inc.*                            19,570
    100   Party City Corporation*                                          1,249
    200   PC Connection, Inc.*                                             1,316
  2,667   Penney (J.C.) Company, Inc.                                    100,706
    800   Pep Boys-Manny, Moe & Jack                                      20,280
  1,400   PETsMART, Inc.                                                  45,430
  1,900   Pier 1 Imports, Inc.                                            33,611
    300   PriceSmart, Inc.*                                                1,875
    500   Programmer's Paradise, Inc.*                                     4,465
  1,700   RadioShack Corporation                                          48,671
    200   RedEnvelope, Inc.*                                               1,684
    500   Regis Corporation                                               22,295
    100   REX Stores Corporation*                                          1,225
  5,000   Rite Aid Corporation*                                           26,100
  1,400   Ross Stores, Inc.                                               37,464
  4,600   Safeway, Inc.*                                                 116,564
  1,000   Saks, Inc.*                                                     15,000
    100   School Specialty, Inc.*                                          3,631
  2,600   Sears, Roebuck & Company                                        98,176
    300   Sharper Image Corporation*                                       9,417
    400   Shoe Carnival, Inc.*                                             6,004
    400   Stage Stores, Inc.*                                             15,064
    300   Stamps.com, Inc.                                                 3,057
  5,700   Staples, Inc.*                                                 167,067
    300   Stein Mart, Inc.*                                                4,878
    700   Systemax, Inc.*                                                  4,690
    500   Talbots, Inc.                                                   19,575
  9,600   Target Corporation                                             407,712
  1,500   Tiffany & Company                                               55,275
  5,000   TJX Companies, Inc.                                            120,700
  3,300   Toys "R" Us, Inc.*                                              52,734
    500   Tractor Supply Company*                                         20,910
    400   Tuesday Morning Corporation*                                    11,600
    400   Tweeter Home Entertainment Group, Inc.                           2,160
    100   U.S.A. Floral Products, Inc.*#                                       0
    500   United Stationers, Inc.*                                        19,860
    400   Urban Outfitters, Inc.*                                         24,364
    700   Value America, Inc.*#                                                0
 45,570   Wal-Mart Stores, Inc.                                        2,404,273
 10,700   Walgreen Company                                               387,447
    200   Webvan Group, Inc.*#                                                 0
    300   Weis Markets, Inc.                                              10,515
    400   West Marine, Inc.*                                              10,740
    425   Wet Seal, Inc., Class A*                                         2,223
    350   Whitehall Jewellers, Inc.*                                       2,618
    600   Whole Foods Market, Inc.*                                       57,270
  1,000   Williams-Sonoma, Inc.*                                          32,960
  2,100   Winn-Dixie Stores, Inc.                                         15,120

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          RETAIL (CONTINUED)
    100   World Fuel Services Corporation                           $      4,508
    500   Yankee Candle Company, Inc.*                                    14,625
    600   Zale Corporation*                                               16,356
    100   Zany Brainy, Inc.*#                                                  0
                                                                    ------------
                                                                       8,840,486
                                                                    ------------
          SCHOOLS - 0.2%
  1,825   Apollo Group, Inc., Class A*                                   161,129
  1,000   Career Education Corporation*                                   45,560
  1,400   Corinthian Colleges, Inc.*                                      34,636
    600   DeVRY, Inc.*                                                    16,452
    200   eCollege.com, Inc.*                                              3,200
    600   Education Management Corporation*                               19,716
    100   EVCI Career Colleges, Inc.*                                      1,051
    400   ITT Educational Services, Inc.*                                 15,208
    500   Laureate Education, Inc.*                                       19,120
    300   Learning-Tree International, Inc.*                               4,353
    100   Princeton Review, Inc.*                                            757
    100   Strayer Education, Inc.                                         11,157
                                                                    ------------
                                                                         332,339
                                                                    ------------
          STEEL - 0.2%
  1,700   AK Steel Holding Corporation*                                    8,959
  1,550   Allegheny Technologies, Inc.                                    27,977
    400   Carpenter Technology Corporation                                13,620
    300   Gibraltar Steel Corporation                                      9,846
    200   Material Sciences Corporation*                                   2,130
    100   Northwest Pipe Company*                                          1,765
    830   Nucor Corporation                                               63,711
    600   Oregon Steel Mills, Inc.*                                        8,844
    100   Roanoke Electric Steel Corporation                               1,360
    500   Ryerson Tull, Inc.                                               7,940
    200   Steel Dynamics, Inc.*                                            5,726
  1,100   United States Steel Corporation                                 38,632
    150   Wheeling-Pittsburgh Corporation*                                 3,129
  1,400   Worthington Industries, Inc.                                    28,742
                                                                    ------------
                                                                         222,381
                                                                    ------------
          TELECOMMUNICATIONS - 4.4%
  5,930   ADC Telecommunications, Inc.*                                   16,841
  1,700   Adelphia Communications Corporation,
             Class A*                                                        867
    800   ADTRAN, Inc.                                                    26,696
    700   Advanced Fibre Communications, Inc.*                            14,140
    900   Advanced Radio Telecom Corporation*+#                                0
     60   Airgate PCS, Inc.*                                               1,098
    700   Alamosa Holdings, Inc.*                                          5,145
    100   Alaska Communications Systems
             Holdings, Inc.*                                                 610
  3,301   ALLTEL Corporation                                             167,097
  2,800   American Tower Corporation, Class A*                            42,560
  1,500   Andrew Corporation*                                             30,015
    400   Applied Innovation, Inc.*                                        1,604
    100   Applied Signal Technology, Inc.                                  3,505
    300   Arris Group, Inc.*                                               1,782
  8,181   AT&T Corporation                                               119,688
    600   AT&T Latin America Corporation,
             Class A*                                                          5
 29,897   AT&T Wireless Services, Inc.*                                  428,125
    400   Autobytel, Inc.*                                                 3,632
  1,900   Avanex Corporation*                                              7,391
  5,290   Avaya, Inc.*                                                    83,529
 19,400   BellSouth Corporation                                          508,668
  1,100   Boston Communications Group, Inc.*                              11,275
    600   Captaris, Inc.*                                                  3,876
    200   Cellstar Corporation*                                            1,472
    200   Centennial Cellular Corporation, Class A*                        1,430
    900   Centillium Commuications, Inc.*                                  3,447
  1,600   CenturyTel, Inc.                                                48,064
    550   Choice One Communications, Inc.*                                   115
 10,181   CIENA Corporation*                                              37,873
  2,139   Cincinnati Bell, Inc.*                                           9,497
  3,300   Citizens Communications Company*                                39,930
    150   COMARCO, Inc.*                                                   1,058
    300   Commonwealth Telephone Enterprises, Inc.*                       13,431
    700   CommScope, Inc.*                                                15,015
  1,931   Comverse Technology, Inc.*                                      38,504
    600   Concurrent Computer Corporation*                                 1,188
    200   Convergent Communications, Inc.*+#                                   0
    200   Copper Mountain Networks, Inc.*                                  2,428
 13,819   Corning, Inc.*                                                 180,476
  2,200   Covad Communications Group, Inc.*                                5,280

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          TELECOMMUNICATIONS (CONTINUED)
  3,500   Crown Castle International Corporation*                   $     51,625
    100   CT Communications, Inc.                                          1,505
    239   D&E Communications, Inc.                                         3,207
    200   Davel Communications, Inc.*                                          2
  1,100   Dobson Communications Corporation,
             Class A*                                                      3,586
    300   e.spire Communications, Inc.*#                                       0
    300   EMS Technologies, Inc.*                                          5,829
  1,100   Global TeleSystems Group, Inc.*+#                                    0
  3,300   Harmonic, Inc.*                                                 28,116
    900   Harris Corporation                                              45,675
    100   Hickory Tech Corporation                                         1,011
    100   Hungarian Telephone and Cable
             Corporation*                                                    970
    500   ICG Communications, Inc.*+#                                          0
    200   IDT Corporation*                                                 3,606
    400   Inet Technologies, Inc.*                                         4,988
    100   Interspeed, Inc.*#                                                   0
    100   Knology, Inc.*                                                     497
    200   Leap Wireless International, Inc.*                                   4
  7,200   Level 3 Communications, Inc.*                                   25,560
    200   Lightbridge, Inc.*                                               1,120
    487   LightPath Technologies, Inc., Class A*                           2,966
 42,586   Lucent Technologies, Inc.*                                     160,975
    100   Micronetics, Inc.*                                                 900
 24,541   Motorola, Inc.                                                 447,873
    500   Net2Phone, Inc.*                                                 2,265
    300   Network Access Solutions Corporation*                                2
    100   Network Equipment Technologies, Inc.*                              816
    400   Network Plus Corporation*                                            1
    100   Newport Corporation*                                             1,617
 11,800   Nextel Communications, Inc., Class A*                          314,588
  2,600   Nextel Partners, Inc., Class A*                                 41,392
    200   Norstan, Inc.*                                                     594
    900   NTL, Inc.*                                                      51,858
    661   Openwave Systems, Inc.*                                          8,395
    200   Optical Cable Corporation*                                       1,060
    700   Pacific Gateway Exchange, Inc.*                                      2
    500   Performance Technologies, Inc.*                                  4,705
    100   Phazar Corporation*                                                559
    400   Plantronics, Inc.*                                              16,840
    105   Price Communications Corporation*                                1,550
  8,400   QUALCOMM, Inc.                                                 613,032
 18,870   Qwest Communications International, Inc.*                       67,743
    600   Raindance Communications, Inc.*                                  1,248
  1,500   Rhythms NetConnections, Inc.*#                                       0
 34,991   SBC Communications, Inc.                                       848,532
  1,410   Scientific-Atlanta, Inc.                                        48,645
    315   Sirenza Microdevices, Inc.*                                      1,322
  2,600   Sonus Networks, Inc.*                                           12,428
    125   Sorrento Networks Corporation*                                     428
    400   SpectraSite, Inc.*                                              17,288
 15,750   Sprint Corporation                                             277,200
    195   Stratos Lightwave, Inc.*                                         1,067
    500   Sunrise Telecom, Inc.                                            1,300
    100   Surewest Communications                                          3,160
  3,100   Sycamore Networks, Inc.*                                        13,113
  1,900   Symmetricon, Inc.*                                              16,910
    600   TALK America Holdings, Inc.*                                     4,602
    500   Tekelec*                                                         9,085
    570   Telephone & Data Systems, Inc.                                  40,584
  3,700   Tellabs, Inc.*                                                  32,338
  1,800   Terayon Communication Systems, Inc.*                             4,212
    100   TippingPoint Technologies, Inc.*                                 2,539
  1,300   Touch America Holdings, Inc.*                                       10
  1,982   Tumbleweed Communications Corporation*                           8,443
    800   Tut Systems, Inc.*                                               2,520
    500   Ulticom, Inc.*                                                   5,850
    670   United Online, Inc.*                                            11,799
    700   United States Cellular Corporation*                             26,985
 29,586   Verizon Communications, Inc.                                 1,070,717
  1,000   Vodavi Technology, Inc.*                                         4,630
    100   Vyyo, Inc.*                                                        647
    900   Western Wireless Corporation, Class A*                          26,019
  5,171   Williams Communications Group, Inc.+                                 1
    400   Wilson Greatbatch Technologies, Inc.*                           11,180
    600   WinStar Communications, Inc.*                                        1
    900   World Access, Inc.                                                   1

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          TELECOMMUNICATIONS (CONTINUED)
    800   Xeta Technologies, Inc.*                                  $      3,991
                                                                    ------------
                                                                       6,303,186
                                                                    ------------
          TIRES & RUBBER - 0.0%**
    300   Bandag, Inc.                                                    13,359
  1,100   Cooper Tire & Rubber Company                                    25,300
  1,900   Goodyear Tire & Rubber Company*                                 17,271
    200   Plymouth Rubber Company, Inc., Class A*                            275
                                                                    ------------
                                                                          56,205
                                                                    ------------
          TOBACCO - 0.9%
 21,500   Altria Group, Inc.                                           1,076,075
    832   R.J. Reynolds Tobacco Holdings, Inc.                            56,235
    200   Standard Commercial Corporation                                  3,610
    400   Universal Corporation                                           20,376
  1,600   UST, Inc.                                                       57,600
    666   Vector Group, Ltd.                                              10,489
                                                                    ------------
                                                                       1,224,385
                                                                    ------------
          TRAVEL & RECREATION - 1.0%
    200   Ambassadors Group, Inc.*                                         4,702
    100   Ameristar Casinos, Inc.                                          3,358
    400   Argosy Gaming Company*                                          15,040
    200   Aztar Corporation*                                               5,600
  1,000   Bally Total Fitness Holding
             Corporation*                                                  5,000
    220   Bowl America, Inc., Class A                                      3,135
    600   Boyd Gaming Corporation                                         15,942
  1,000   Brunswick Corporation                                           40,800
  3,600   Caesars Entertainment, Inc.*                                    54,000
    700   Callaway Golf Company                                            7,938
  6,700   Carnival Corporation                                           314,900
    700   Choice Hotels International, Inc.*                              35,112
    300   Coastcast Corporation*                                             648
    500   Dollar Thrifty Automotive Group, Inc.*                          13,720
    560   Dover Downs Gaming & Entertainment, Inc.                         6,300
    900   Dover Motorsports, Inc.                                          3,600
  1,100   Harrah's Entertainment, Inc.                                    59,510
  3,665   Hilton Hotels Corporation                                       68,389
    417   K2, Inc.*                                                        6,547
    800   Mandalay Resort Group*                                          54,912
  2,500   Marriott International, Inc., Class A                          124,700
  1,500   MGM Mirage*                                                     70,410
    200   Monarch Casino Resort, Inc.*                                     2,820
    200   Multimedia Games, Inc.*                                          5,364
    200   Navigant International, Inc.*                                    3,558
  1,100   Orbitz, Inc. Class A*                                           23,782
    600   Pegasus Solutions, Inc.*                                         7,878
  1,000   Pinnacle Entertainment, Inc.*                                   12,610
    400   Priceline.com, Inc.*                                            10,772
  1,100   Prime Hospitality Corporation*                                  11,682
    700   Regal Entertainment Group, Class A                              12,670
  1,900   Royal Caribbean Cruises, Ltd.                                   82,479
  1,730   Sabre Holdings Corporation                                      47,938
    675   Shuffle Master, Inc.*                                           24,509
    700   Six Flags, Inc.*                                                 5,082
    600   Speedway Motorsports, Inc.                                      20,064
  2,273   Starwood Hotels & Resorts Worldwide, Inc.                      101,944
    900   Station Casinos, Inc.                                           43,560
    100   Vail Resorts, Inc.*                                              1,916
    900   Wynn Resorts, Ltd.                                              34,767
    300   Youbet.com, Inc.*                                                1,239
                                                                    ------------
                                                                       1,368,897
                                                                    ------------
          TRUCKING & FREIGHT - 1.0%
    200   AMERCO*                                                          4,750
    400   Boyd Brothers Transportation, Inc.*                              2,780
    900   C.H. Robinson Worldwide, Inc.                                   41,256
    100   Celadon Group, Inc.*                                             1,760
    200   Central Freight Lines, Inc.*                                     1,600
    700   CNF, Inc.                                                       29,092
    400   Consolidated Freightways Corporation*                                1
    200   Covenant Transport, Inc., Class A*                               3,418
  1,200   Expeditors International of Washington,
             Inc.                                                         59,292
    150   Forward Air Corporation*                                         5,610
    200   Frozen Food Express Industries, Inc.*                            1,372
    800   Heartland Express, Inc.                                         21,888
    100   Interpool, Inc.                                                  1,687
  1,000   J.B. Hunt Transport Services, Inc.*                             38,580
    450   Knight Transportation, Inc.*                                    12,928
    400   Landstar System, Inc.*                                          21,148
    350   Marten Transport, Ltd.*                                          6,528
    225   Old Dominion Freight Line, Inc.*                                 6,633
    100   P.A.M. Transportation Services, Inc.*                            1,910

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO                                      JUNE 30, 2004
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                               (Note 1)
-------                                                             ------------
          TRUCKING & FREIGHT (CONTINUED)
  2,025   PACCAR, Inc.                                              $    117,430
    100   Quality Distribution, Inc.*                                      1,103
    500   Ryder System, Inc.                                              20,035
  1,320   Swift Transportation Company, Inc.*                             23,694
    300   U.S. Xpress Enterprises, Inc., Class A*                          4,719
 11,900   United Parcel Service, Inc., Class B                           894,523
    300   USF Corporation                                                 10,539
    200   Wabash National Corporation*                                     5,510
  1,050   Werner Enterprises, Inc.                                        22,155
    600   Yellow Roadway Corporation*                                     23,916
                                                                    ------------
                                                                       1,385,857
                                                                    ------------
          TOTAL COMMON STOCKS
             (Cost $130,425,088)                                     143,567,546
                                                                    ------------
PREFERRED STOCK - 0.0%**
          MEDIA - 0.0%**
    190   InterActiveCorp Series A, Convertible                           11,115
                                                                    ------------
          REAL ESTATE - 0.0%**
     21   Commercial Net Lease Realty 9.000% Series A                        553
                                                                    ------------
          TOTAL PREFERRED STOCK
             (Cost $5,364)                                                11,668
                                                                    ------------
RIGHTS - 0.0%**
    200   Bank United Corporation, Contingent Payment Rights*                 14
  1,800   Seagate Tax Refund Rights*+#                                         0
    300   Wiltel Communications, Inc. Rights*+#                                0
                                                                    ------------
          TOTAL RIGHTS
             (Cost $68)                                                       14
                                                                    ------------
WARRANTS - 0.0%**
    211   InterActiveCorp, Series A Warrants
             Expire 02/04/09*                                              2,294
      3   Lodgian, Inc., Class A Warrants
             Expire 11/25/07*+#                                                0
      8   Lodgian, Inc., Class B Warrants
             Expire 11/25/09*+#                                                0
     12   Polymer Group, Inc., Class A Warrants
             Expire 03/04/10*+#                                                0
     13   Polymer Group, Inc., Class B Warrants
             Expire 03/04/10*+#                                                0
      6   Spectrasite, Inc., Warrants
             Expire 02/10/10                                                 342
                                                                    ------------
          TOTAL WARRANTS
             (Cost $21,496)                                                2,636
                                                                    ------------
TOTAL INVESTMENTS                                        99.6%       143,581,864
   (Cost $130,452,016)
OTHER ASSETS AND LIABILITIES
   (Net)                                                  0.4%           525,018
                                                    ---------       ------------
NET ASSETS                                              100.0%      $144,106,882
                                                    ---------       ------------

--------------
*    Non-income producing security.

**   Amount represents less than 0.1% of net assets.

#    Amount represents market value less than $1.00.

+    Fair-valued securities.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
                                                       JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    LARGE         LARGE         SMALL         SMALL        WILSHIRE
                                                   COMPANY       COMPANY       COMPANY       COMPANY         5000
                                                   GROWTH         VALUE        GROWTH         VALUE          INDEX
                                                  PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                ------------   -----------   -----------   -----------   ------------
ASSETS:
Investments, at cost (Note 1) ...............   $473,854,292   $43,271,250   $10,640,262   $29,198,736   $130,452,016
                                                ============   ===========   ===========   ===========   ============
Investments, at value (Note 1),
   See accompanying schedules ...............   $568,294,213   $53,308,870   $12,479,948   $33,692,653   $143,581,864
Cash ........................................      7,254,849            --        70,858       676,284        249,417
Receivable for Portfolio shares sold ........        555,871       153,934            --        22,200        352,990
Receivable for investment securities sold ...      6,390,347       873,319            --            --          8,800
Dividends receivable ........................        423,714        66,722         2,611        32,239        152,526
Prepaid expenses and other assets ...........              2             2         1,802           756             --
                                                ------------   -----------   -----------   -----------   ------------
   Total Assets .............................    582,918,996    54,402,847    12,555,219    34,424,132    144,345,597
                                                ------------   -----------   -----------   -----------   ------------
LIABILITIES:
Payable for Portfolio shares redeemed .......      1,560,326       150,036            --            --         13,400
Payable for investment
   securities purchased .....................      8,121,902            --            --       566,355             --
Investment advisory fee payable (Note 2) ....        348,026        36,347         2,476         6,552         11,656
Due to Custodian ............................          8,511        11,357         9,608         7,296         29,852
Distribution and service fees payable
   (Note 3) .................................         85,026        14,712         6,040         6,616         70,807
Directors' fees payable (Note 2) ............          7,626         1,232             5            --          1,242
Accrued expenses and other payables .........        191,484       786,169        12,429        18,375        111,758
                                                ------------   -----------   -----------   -----------   ------------
   Total Liabilities ........................     10,322,901       999,853        30,558       605,194        238,715
                                                ------------   -----------   -----------   -----------   ------------
NET ASSETS ..................................   $572,596,095   $53,402,994   $12,524,661   $33,818,938   $144,106,882
                                                ============   ===========   ===========   ===========   ============
NET ASSETS consist of:
Undistributed net investment
   income/(loss) ............................   $   (812,299)  $   788,695   $  (109,632)  $    34,634   $    811,039
Accumulated net realized gain/(loss)
   on investments sold ......................    (91,162,260)    1,701,207       448,149     2,771,652    (21,351,410)
Net unrealized appreciation
   of investments ...........................     94,439,921    10,037,621     1,839,686     4,493,917     13,129,848
Par value ...................................         18,645         2,500           740         1,571         15,167
Paid-in capital .............................    570,112,088    40,872,971    10,345,718    26,517,164    151,502,238
                                                ------------   -----------   -----------   -----------   ------------
NET ASSETS ..................................   $572,596,095   $53,402,994   $12,524,661   $33,818,938   $144,106,882
                                                ============   ===========   ===========   ===========   ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
                                                       JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    LARGE         LARGE         SMALL         SMALL        WILSHIRE
                                                   COMPANY       COMPANY       COMPANY       COMPANY         5000
                                                   GROWTH         VALUE        GROWTH         VALUE          INDEX
                                                  PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                ------------   -----------   -----------   -----------   ------------
NET ASSETS:
Investment Class shares .....................   $397,998,486   $39,349,830   $12,326,800   $26,608,279   $113,558,155
                                                ============   ===========   ===========   ===========   ============
   (50,000,000 shares authorized, per class,
   per Portfolio, par value $.001 per share)
Institutional Class shares ..................   $174,597,609   $14,053,164   $   197,861   $ 7,210,659   $ 25,697,115
                                                ============   ===========   ===========   ===========   ============
   (50,000,000 shares authorized, per class,
   per Portfolio, par value $.001 per share)
Qualified Class shares ......................            N/A           N/A           N/A           N/A   $  3,010,691
                                                ============   ===========   ===========   ===========   ============
   (10,000,000 shares authorized, per class,
   per Portfolio, par value $.001 per share)
Horace Mann Class shares ....................            N/A           N/A           N/A           N/A   $  1,840,921
                                                ============   ===========   ===========   ===========   ============
   (10,000,000 shares authorized, per class,
   per Portfolio, par value $.001 per share)

SHARES OUTSTANDING:
Investment Class shares .....................     13,006,722     1,843,647       728,183     1,237,936     11,956,653
                                                ============   ===========   ===========   ===========   ============
Institutional Class shares ..................      5,638,212       656,617        11,522       334,488      2,698,775
                                                ============   ===========   ===========   ===========   ============
Qualified Class shares ......................            N/A           N/A           N/A           N/A        317,688
                                                ============   ===========   ===========   ===========   ============
Horace Mann Class shares ....................            N/A           N/A           N/A           N/A        194,207
                                                ============   ===========   ===========   ===========   ============

INVESTMENT CLASS SHARES:
Net asset value, offering and redemption
   price per share ..........................   $      30.60   $     21.34   $     16.93   $     21.49   $       9.50
                                                ============   ===========   ===========   ===========   ============

INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption
   price per share ..........................   $      30.97   $     21.40   $     17.17   $     21.56   $       9.52
                                                ============   ===========   ===========   ===========   ============

QUALIFIED CLASS SHARES:
Net asset value, offering and redemption
   price per share ..........................            N/A           N/A           N/A           N/A   $       9.48
                                                ============   ===========   ===========   ===========   ============

HORACE MANN CLASS SHARES:
Net asset value, offering and redemption
   price per share ..........................            N/A           N/A           N/A           N/A   $       9.48
                                                ============   ===========   ===========   ===========   ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF OPERATIONS

                        FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   LARGE         LARGE        SMALL        SMALL       WILSHIRE
                                                  COMPANY       COMPANY      COMPANY      COMPANY        5000
                                                   GROWTH        VALUE        GROWTH       VALUE        INDEX
                                                 PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                -----------   -----------   ---------   ----------   -----------
INVESTMENT INCOME:
Dividends ...................................   $ 2,784,705   $   713,510   $  19,106   $  133,345   $ 1,087,801
Foreign taxes withheld ......................        (1,569)         (662)         --           --            --
                                                -----------   -----------   ---------   ----------   -----------
   Total Income .............................     2,783,136       712,848      19,106      133,345     1,087,801
                                                -----------   -----------   ---------   ----------   -----------

EXPENSES:
Investment advisory fee (Note 2) ............     2,071,126       242,819      50,603      101,147        69,788
Distribution and service fees (Note 3) ......       700,299        54,418      19,079       24,876       167,769
Administration and Accounting fees
   (Note 2) .................................       433,866        64,476      25,858       31,276       120,096
Transfer agent fees (Note 2) ................       136,105        49,308      24,080       25,465        57,082
Printing fees ...............................        79,268        10,020       1,761        3,182        25,407
Legal and Audit fees ........................        84,416        10,242       1,878        3,733        23,400
Custodian fees (Note 2) .....................        39,340        17,204      20,713       23,646        50,522
Directors' fees and expenses (Note 2) .......        26,172         3,466         491          835         6,424
Registration and filing fees ................        19,239        14,142      12,334       20,666        68,919
Other .......................................        30,138        11,356       7,946        1,698        20,877
                                                -----------   -----------   ---------   ----------   -----------
   Subtotal .................................     3,619,969       477,451     164,743      236,524       610,284

Fees waived by investment adviser
   (Note 2) .................................            --            --     (35,720)     (71,398)           --
Custody earnings credits (Note 2) ...........       (24,534)         (544)       (285)      (1,350)         (908)
                                                -----------   -----------   ---------   ----------   -----------
      Total net expenses ....................     3,595,435       476,907     128,738      163,776       609,376
                                                -----------   -----------   ---------   ----------   -----------
NET INVESTMENT INCOME/(LOSS) ................      (812,299)      235,941    (109,632)     (30,431)      478,425
                                                -----------   -----------   ---------   ----------   -----------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
   INVESTMENTS AND FUTURES CONTRACTS (Notes 1
   and 4)
Net realized gain/(loss) from:
   Investments ..............................    21,549,798     5,331,227     750,331    3,123,126    (1,073,337)
   Futures contracts ........................       253,650            --          --           --            --
Net change in unrealized appreciation/
   (depreciation) on investments and
   futures contracts ........................    (6,982,760)   (3,230,664)    222,105     (328,179)    5,642,947
                                                -----------   -----------   ---------   ----------   -----------
NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS ..............................    14,820,688     2,100,563     972,436    2,794,947     4,569,610
                                                -----------   -----------   ---------   ----------   -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ..........................   $14,008,389   $ 2,336,504   $ 862,804   $2,764,516   $ 5,048,035
                                                ===========   ===========   =========   ==========   ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                        FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    LARGE          LARGE         SMALL        SMALL        WILSHIRE
                                                   COMPANY        COMPANY       COMPANY      COMPANY         5000
                                                   GROWTH          VALUE        GROWTH        VALUE          INDEX
                                                  PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO      PORTFOLIO
                                                ------------   ------------   ----------   -----------   ------------
Operations:
Net investment income/(loss) ................   $   (812,299)  $    235,941   $ (109,632)  $   (30,431)  $    478,425
Net realized gain/(loss) on investments
   and futures contracts ....................     21,803,448      5,331,227      750,331     3,123,126     (1,073,337)
Net change in unrealized appreciation/
   (depreciation) on investments
   and futures contracts ....................     (6,982,760)    (3,230,664)     222,105      (328,179)     5,642,947
                                                ------------   ------------   ----------   -----------   ------------
Net increase in net assets resulting
   from operations ..........................     14,008,389      2,336,504      862,804     2,764,516      5,048,035

Capital Stock Transactions:(Dollars)
Investment Class shares:
   Shares sold ..............................     75,811,882      7,920,815      932,818    13,521,033     22,591,287
   Shares redeemed ..........................    (52,957,380)    (5,978,823)    (680,972)   (2,314,825)   (20,827,878)
                                                ------------   ------------   ----------   -----------   ------------
Total Investment Class shares ...............     22,854,502      1,941,992      251,846    11,206,208      1,763,409
                                                ------------   ------------   ----------   -----------   ------------
Institutional Class shares:
   Shares sold ..............................     22,275,820      2,582,728       35,095       509,129      1,781,755
   Shares redeemed ..........................    (13,015,081)   (19,678,910)      (7,886)   (4,244,603)      (609,590)
                                                ------------   ------------   ----------   -----------   ------------
Total Institutional Class shares ............      9,260,739    (17,096,182)      27,209    (3,735,474)     1,172,165
                                                ------------   ------------   ----------   -----------   ------------
Qualified Class shares:
   Shares sold ..............................            N/A            N/A          N/A           N/A        715,515
   Shares redeemed ..........................            N/A            N/A          N/A           N/A     (1,371,153)
                                                ------------   ------------   ----------   -----------   ------------
Total Qualified Class shares ................            N/A            N/A          N/A           N/A       (655,638)
                                                ------------   ------------   ----------   -----------   ------------
Horace Mann Class shares:
   Shares sold ..............................            N/A            N/A          N/A           N/A        109,733
   Shares redeemed ..........................            N/A            N/A          N/A           N/A       (249,214)
                                                ------------   ------------   ----------   -----------   ------------
Total Horace Mann Class shares ..............            N/A            N/A          N/A           N/A       (139,481)
                                                ------------   ------------   ----------   -----------   ------------
Net increase/(decrease) in net assets
   from Capital Stock transactions ..........     32,115,241    (15,154,190)     279,055     7,470,734      2,140,455
                                                ------------   ------------   ----------   -----------   ------------
Net increase/(decrease) in net assets .......   $ 46,123,630   $(12,817,686)  $1,141,859   $10,235,250   $  7,188,490
                                                ------------   ------------   ----------   -----------   ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)

                        FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    LARGE         LARGE         SMALL         SMALL        WILSHIRE
                                                   COMPANY       COMPANY       COMPANY       COMPANY         5000
                                                   GROWTH         VALUE        GROWTH         VALUE          INDEX
                                                  PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                ------------   -----------   -----------   -----------   ------------
NET ASSETS:
Beginning of period..........................   $526,472,465   $66,220,680   $11,382,802   $23,583,688   $136,918,392
                                                ------------   -----------   -----------   -----------   ------------
End of period................................   $572,596,095   $53,402,994   $12,524,661   $33,818,938   $144,106,882
                                                ============   ===========   ===========   ===========   ============
Undistributed net investment income/(loss)      $   (812,299)  $   788,695   $  (109,632)  $    34,634   $    811,039
                                                ============   ===========   ===========   ===========   ============

Capital Share Transactions:
Investment Class shares:
   Shares sold...............................      2,494,669       374,492        56,655       664,515      2,424,359
   Shares redeemed...........................     (1,746,997)     (285,251)      (41,869)     (114,990)    (2,227,063)
                                                ------------   -----------   -----------   -----------   ------------
Net increase in Investment Class
   shares outstanding........................        747,672        89,241        14,786       549,525        197,296
                                                ============   ===========   ===========   ===========   ============

Institutional Class shares:
   Shares sold...............................        725,601       122,105         2,050        24,610        190,461
   Shares redeemed...........................       (424,179)     (936,357)         (484)     (208,862)       (64,983)
                                                ------------   -----------   -----------   -----------   ------------
Net increase/(decrease) in Institutional
   Class shares outstanding..................        301,422      (814,252)        1,566      (184,252)       125,478
                                                ============   ===========   ===========   ===========   ============

Qualified Class shares:
   Shares sold...............................            N/A           N/A           N/A           N/A         76,568
   Shares redeemed...........................            N/A           N/A           N/A           N/A       (148,319)
                                                ------------   -----------   -----------   -----------   ------------
Net decrease in Qualified Class shares
   outstanding...............................            N/A           N/A           N/A           N/A        (71,751)
                                                ============   ===========   ===========   ===========   ============

Horace Mann Class shares:
   Shares sold...............................            N/A           N/A           N/A           N/A         11,761
   Shares redeemed...........................            N/A           N/A           N/A           N/A        (26,703)
                                                ------------   -----------   -----------   -----------   ------------
Net decrease in Horace Mann Class
   shares outstanding........................            N/A           N/A           N/A           N/A        (14,942)
                                                ============   ===========   ===========   ===========   ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                            FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                    LARGE          LARGE         SMALL          SMALL        WILSHIRE
                                                   COMPANY        COMPANY       COMPANY        COMPANY         5000
                                                   GROWTH          VALUE        GROWTH          VALUE          INDEX
                                                  PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                ------------   ------------   -----------   ------------   ------------
Operations:
Net investment income/(loss) ................   $   (442,145)  $    559,652   $  (175,803)  $     74,427   $    735,646
Net realized gain/(loss) on investments
   and futures contracts ....................     12,109,005      2,932,752     1,542,552      3,275,363     (3,084,255)
Net change in unrealized appreciation
   on investments and futures contracts .....     84,625,803     12,670,183     1,296,775      2,699,675     31,484,991
                                                ------------   ------------   -----------   ------------   ------------
Net increase in net assets resulting
   from operations ..........................     96,292,663     16,162,587     2,663,524      6,049,465     29,136,382

Distributions to shareholders from:
Net investment income:
   Investment Class shares ..................             --       (138,785)           --        (28,976)      (390,699)
   Institutional Class shares ...............       (393,682)      (167,538)           --        (46,501)      (136,762)
   Qualified Class shares ...................            N/A            N/A           N/A            N/A        (11,232)
   Horace Mann Class shares .................            N/A            N/A           N/A            N/A         (5,750)
                                                ------------   ------------   -----------   ------------   ------------
Total distributions to shareholders .........       (393,682)      (306,323)           --        (75,477)      (544,443)

Capital Stock Transactions: (Dollars)
Investment Class shares:
   Shares sold ..............................    134,668,787      8,398,007     5,743,438      4,444,472     43,375,245
   Shares issued as reinvestment
      of dividends ..........................             --        135,751            --         28,534        378,963
   Shares redeemed ..........................    (81,411,765)    (5,302,778)   (4,197,766)   (10,265,092)   (21,924,314)
                                                ------------   ------------   -----------   ------------   ------------
Total Investment Class shares ...............     53,257,022      3,230,980     1,545,672     (5,792,086)    21,829,894
                                                ------------   ------------   -----------   ------------   ------------

Institutional Class shares:
   Shares sold ..............................     82,549,121      6,082,075        13,866        281,777      5,778,301
   Shares issued as reinvestment
      of dividends ..........................        316,235         71,946            --         46,381        135,442
   Shares redeemed ..........................    (31,897,915)   (18,281,673)     (178,267)    (2,455,762)    (2,250,090)
                                                ------------   ------------   -----------   ------------   ------------
Total Institutional Class shares ............     50,967,441    (12,127,652)     (164,401)    (2,127,604)     3,663,653
                                                ------------   ------------   -----------   ------------   ------------

Qualified Class shares:
   Shares sold ..............................            N/A            N/A           N/A            N/A      2,108,996
   Shares issued as reinvestment
      of dividends ..........................            N/A            N/A           N/A            N/A         11,232
   Shares redeemed ..........................            N/A            N/A           N/A            N/A       (980,222)
                                                ------------   ------------   -----------   ------------   ------------
Total Qualified Class shares ................            N/A            N/A           N/A            N/A      1,140,006
                                                ------------   ------------   -----------   ------------   ------------

Horace Mann Class shares:
   Shares sold ..............................            N/A            N/A           N/A            N/A        288,083
   Shares issued as reinvestment
      of dividends ..........................            N/A            N/A           N/A            N/A          5,713
   Shares redeemed ..........................            N/A            N/A           N/A            N/A       (200,447)
                                                ------------   ------------   -----------   ------------   ------------
Total Horace Mann Class shares ..............            N/A            N/A           N/A            N/A         93,349
                                                ------------   ------------   -----------   ------------   ------------
Net increase/(decrease) in net assets from
   Capital Stock transactions ...............    104,224,463     (8,896,672)    1,381,271     (7,919,690)    26,726,902
                                                ------------   ------------   -----------   ------------   ------------
Net increase/(decrease) in net assets .......   $200,123,444   $  6,959,592   $ 4,044,795   $ (1,945,702)  $ 55,318,841
                                                ------------   ------------   -----------   ------------   ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)

                                            FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                    LARGE         LARGE         SMALL         SMALL        WILSHIRE
                                                   COMPANY       COMPANY       COMPANY       COMPANY         5000
                                                   GROWTH         VALUE         GROWTH        VALUE          INDEX
                                                  PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                ------------   -----------   -----------   -----------   ------------
NET ASSETS:
Beginning of year ...........................   $326,349,021   $59,261,088   $ 7,338,007   $25,529,390   $ 81,599,551
                                                ------------   -----------   -----------   -----------   ------------
End of year .................................   $526,472,465   $66,220,680   $11,382,802   $23,583,688   $136,918,392
                                                ============   ===========   ===========   ===========   ============
Undistributed net investment income/(loss) ..             --   $   552,754            --   $    65,065   $    332,614
                                                ============   ===========   ===========   ===========   ============

Capital Share Transactions:
Investment Class shares:
   Shares sold ..............................      5,067,938       470,566       404,562       263,158      5,623,645
   Shares issued as reinvestment
      of dividends ..........................             --         6,632            --         1,440         41,373
   Shares redeemed ..........................     (3,148,078)     (302,628)     (305,085)     (709,333)    (2,811,694)
                                                ------------   -----------   -----------   -----------   ------------
Net increase/(decrease) in Investment
   Class shares outstanding .................      1,919,860       174,570        99,477      (444,735)     2,853,324
                                                ============   ===========   ===========   ===========   ============
Institutional Class shares:
   Shares sold ..............................      3,102,234       352,045         1,222        16,250        685,817
   Shares issued as reinvestment
      of dividends ..........................         10,503         3,510            --         2,338         14,770
   Shares redeemed ..........................     (1,238,451)     (999,931)      (16,254)     (146,943)      (273,671)
                                                ------------   -----------   -----------   -----------   ------------
Net increase/(decrease) in Institutional
   Class shares outstanding .................      1,874,286      (644,376)      (15,032)     (128,355)       426,916
                                                ============   ===========   ===========   ===========   ============
Qualified Class shares:
   Shares sold ..............................            N/A           N/A           N/A           N/A        265,578
   Shares issued as reinvestment
      of dividends ..........................            N/A           N/A           N/A           N/A          1,227
   Shares redeemed ..........................            N/A           N/A           N/A           N/A       (121,335)
                                                ------------   -----------   -----------   -----------   ------------
Net increase in Qualified Class shares
   outstanding ..............................            N/A           N/A           N/A           N/A        145,470
                                                ============   ===========   ===========   ===========   ============

Horace Mann Class shares:
   Shares sold ..............................            N/A           N/A           N/A           N/A         37,126
   Shares issued as reinvestment
      of dividends ..........................            N/A           N/A           N/A           N/A            624
   Shares redeemed ..........................            N/A           N/A           N/A           N/A        (26,211)
                                                ------------   -----------   -----------   -----------   ------------
Net increase in Horace Mann Class
   shares outstanding .......................            N/A           N/A           N/A           N/A         11,539
                                                ============   ===========   ===========   ===========   ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                              INVESTMENT CLASS SHARES
                                                  -----------------------------------------------------------------------------
                                                  SIX MONTH                    FOUR MONTH
                                                    PERIOD        YEAR           PERIOD            YEAR ENDED AUGUST 31,
                                                    ENDED         ENDED          ENDED      -----------------------------------
                                                   6/30/04+     12/31/03      12/31/02(1)     2002         2001          2000
                                                  ---------     --------      -----------   --------     --------      --------
Net asset value, beginning of period ..........   $  29.83      $  23.59       $  24.22     $  29.12     $  46.36      $  36.37
                                                  --------      --------       --------     --------     --------      --------

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss) ..................      (0.05)***     (0.05)***       0.02***      0.04***     (0.08)***     (0.12)***
Net realized and unrealized gain/(loss)
   on investments .............................       0.82          6.29          (0.61)       (4.86)      (16.65)        10.55
                                                  --------      --------       --------     --------     --------      --------
Total from investment operations ..............       0.77          6.24          (0.59)       (4.82)      (16.73)        10.43
                                                  --------      --------       --------     --------     --------      --------

LESS DISTRIBUTIONS:
Dividends from net investment income ..........         --            --          (0.04)          --           --            --
Distributions from capital gains ..............         --            --             --        (0.08)       (0.51)        (0.44)
                                                  --------      --------       --------     --------     --------      --------
Total distributions ...........................         --            --          (0.04)       (0.08)       (0.51)        (0.44)
                                                  --------      --------       --------     --------     --------      --------
Net asset value, end of period ................   $  30.60      $  29.83       $  23.59     $  24.22     $  29.12      $  46.36
                                                  ========      ========       ========     ========     ========      ========
Total return(2) ...............................       2.58%**      26.45%         (2.42)%**   (16.61)%     (36.33)%       28.84%
                                                  ========      ========       ========     ========     ========      ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........   $397,998      $365,658       $243,890     $249,328     $354,633      $656,711
Operating expenses excluding custody
   earnings credit ............................       1.42%*        1.37%          0.95%*       0.90%        0.84%         0.84%
Operating expenses including reimbursement/
   waiver/custody earnings credit .............       1.41%*        1.36%          0.95%*       0.89%        0.83%         0.83%
Operating expenses excluding reimbursement/
   waiver/custody earnings credit .............       1.42%*        1.47%          1.45%*       0.90%        0.84%         0.84%
Net investment income/(loss) including
   reimbursement/waiver/custody earnings
   credit......................................      (0.40)%*      (0.20)%         0.28%*       0.14%       (0.23)%       (0.28)%
Portfolio turnover rate .......................         36%**         93%            21%**        47%          43%           50%

----------
+    Unaudited.

*    Annualized.

**   Non-annualized.

*** The selected per share data was calculated using the average shares outstanding method for the period.

(1) The Funds' fiscal year-end changed from August 31 to December 31, effective December 31, 2002.

(2)  Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                          INSTITUTIONAL CLASS SHARES
                                                  ---------------------------------------------------------------------------
                                                  SIX MONTH                    FOUR MONTH
                                                    PERIOD         YEAR          PERIOD           YEAR ENDED AUGUST 31,
                                                    ENDED          ENDED         ENDED      ---------------------------------
                                                   6/30/04+      12/31/03     12/31/02(1)     2002        2001         2000
                                                  ---------      --------     -----------   -------     --------     --------
Net asset value, beginning of period ..........    $  30.13      $  23.81       $ 24.51     $ 29.39     $  46.63     $  36.47
                                                   --------      --------       -------     -------     --------     --------

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss) ..................       (0.01)***      0.03***       0.05***     0.12***      0.03***      0.01***
Net realized and unrealized gain/(loss)
   on investments .............................        0.85          6.36         (0.62)      (4.92)      (16.76)       10.59
                                                   --------      --------       -------     -------     --------     --------
Total from investment operations ..............        0.84          6.39         (0.57)      (4.80)      (16.73)       10.60
                                                   --------      --------       -------     -------     --------     --------

LESS DISTRIBUTIONS:
Dividends from net investment income ..........          --         (0.07)        (0.13)         --           --           --
Distributions from capital gains ..............          --            --            --       (0.08)       (0.51)       (0.44)
                                                   --------      --------       -------     -------     --------     --------
Total distributions ...........................          --         (0.07)        (0.13)      (0.08)       (0.51)       (0.44)
                                                   --------      --------       -------     -------     --------     --------
Net asset value, end of period ................    $  30.97      $  30.13       $ 23.81     $ 24.51     $  29.39     $  46.63
                                                   ========      ========       =======     =======     ========     ========
Total return(2) ...............................        2.79%**      26.85%        (2.32)%**  (16.39)%     (36.12)%      29.23%
                                                   ========      ========       =======     =======     ========     ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........    $174,598      $160,814       $82,459     $84,271     $108,794     $149,043
Operating expenses excluding custody
   earnings credit ............................        1.07%*        1.05%         0.64%*      0.59%        0.52%        0.53%
Operating expenses including reimbursement/
   waiver/custody earnings credit .............        1.06%*        1.04%         0.64%*      0.58%        0.51%        0.52%
Operating expenses excluding reimbursement/
   waiver/custody earnings credit .............        1.07%*        1.15%         1.14%*      0.59%        0.52%        0.53%
Net investment income/(loss) including
   reimbursement/waiver/custody earnings
   credit .....................................       (0.06)%*       0.12%         0.59%*      0.45%        0.09%        0.03%
Portfolio turnover rate .......................          36%**         93%           21%**       47%          43%          50%

----------
+    Unaudited.

*    Annualized.

**   Non-annualized.

*** The selected per share data was calculated using the average shares outstanding method for the period.

(1) The Funds' fiscal year-end changed from August 31 to December 31, effective December 31, 2002.

(2)  Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                        INVESTMENT CLASS SHARES
                                                  ---------------------------------------------------------------------
                                                  SIX MONTH                FOUR MONTH
                                                    PERIOD      YEAR         PERIOD          YEAR ENDED AUGUST 31,
                                                    ENDED       ENDED        ENDED      -------------------------------
                                                   6/30/04+   12/31/03    12/31/02(1)     2002        2001        2000
                                                  ---------   --------    -----------   -------     --------    -------
Net asset value, beginning of period ..........    $ 20.52     $ 16.03      $ 17.59     $ 21.09     $ 19.91     $ 21.02
                                                   -------     -------      -------     -------     -------     -------

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income .........................       0.06***     0.13***      0.08***     0.21***     0.27***     0.28***
Net realized and unrealized gain/(loss)
   on investments .............................       0.76        4.44        (1.40)      (2.41)       1.09       (0.02)
                                                   -------     -------      -------     -------     -------     -------
Total from investment operations ..............       0.82        4.57        (1.32)      (2.20)       1.36        0.26
                                                   -------     -------      -------     -------     -------     -------

LESS DISTRIBUTIONS:
Dividends from net investment income ..........         --       (0.08)       (0.24)      (0.27)      (0.18)      (0.31)
Distributions from capital gains ..............         --          --           --       (1.03)         --       (1.06)
                                                   -------     -------      -------     -------     -------     -------
Total distributions ...........................         --       (0.08)       (0.24)      (1.30)      (0.18)      (1.37)
                                                   -------     -------      -------     -------     -------     -------
Net asset value, end of period ................    $ 21.34     $ 20.52      $ 16.03     $ 17.59     $ 21.09     $ 19.91
                                                   =======     =======      =======     =======     =======     =======
Total return(2) ...............................       4.00%**    28.51%       (7.49)%**  (10.94)%      6.81%       1.71%
                                                   =======     =======      =======     =======     =======     =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........    $39,350     $35,997      $25,327     $30,131     $31,455     $21,490
Operating expenses excluding custody
   earnings credit ............................       1.61%*      1.56%        1.17%*      1.04%       0.98%       1.01%
Operating expenses including reimbursement/
   waiver/custody earnings credit .............       1.60%*      1.55%        1.16%*      1.03%       0.95%       0.98%
Operating expenses excluding reimbursement/
   waiver/custody earnings credit .............       1.61%*      1.67%        1.67%*      1.04%       0.98%       1.01%
Net investment income including reimbursement/
   waiver/custody earnings credit .............       0.60%*      0.75%        1.39%*      1.06%       1.28%       1.51%
Portfolio turnover rate .......................         24%**      103%          19%**       72%         77%        110%

----------
+    Unaudited.

*    Annualized.

**   Non-annualized.

*** The selected per share data was calculated using the average shares outstanding method for the period.

(1) The Funds' fiscal year-end changed from August 31 to December 31, effective December 31, 2002.

(2)  Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                         INSTITUTIONAL CLASS SHARES
                                                  ------------------------------------------------------------------------
                                                  SIX MONTH                 FOUR MONTH
                                                    PERIOD       YEAR          PERIOD           YEAR ENDED AUGUST 31,
                                                    ENDED        ENDED         ENDED       -------------------------------
                                                   6/30/04+    12/31/03     12/31/02(1)      2002        2001        2000
                                                  ---------    --------     -----------    -------     -------     -------
Net asset value, beginning of period ..........    $ 20.55      $ 16.04       $ 17.64      $ 21.14     $ 19.93     $ 21.04
                                                   -------      -------       -------      -------     -------     -------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income .........................       0.09***      0.18***       0.09***      0.26***     0.33***     0.33***
Net realized and unrealized gain/(loss)
   on investments .............................       0.76         4.44         (1.40)       (2.41)       1.08       (0.01)
                                                   -------      -------       -------      -------     -------     -------
Total from investment operations ..............       0.85         4.62         (1.31)       (2.15)       1.41        0.32
                                                   -------      -------       -------      -------     -------     -------
LESS DISTRIBUTIONS:
Dividends from net investment income ..........         --        (0.11)        (0.29)       (0.32)      (0.20)      (0.37)
Distributions from capital gains ..............         --           --            --        (1.03)         --       (1.06)
                                                   -------      -------       -------      -------     -------     -------
Total distributions ...........................         --        (0.11)        (0.29)       (1.35)      (0.20)      (1.43)
                                                   -------      -------       -------      -------     -------     -------
Net asset value, end of period ................    $ 21.40      $ 20.55       $ 16.04      $ 17.64     $ 21.14     $ 19.93
                                                   =======      =======       =======      =======     =======     =======
Total return(2) ...............................       4.14%**     28.83%        (7.44)%**   (10.71)%      7.08%       2.06%
                                                   =======      =======       =======      =======     =======     =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........    $14,053      $30,224       $33,934      $37,133     $54,525     $58,566
Operating expenses excluding custody
   earnings credit ............................       1.32%*       1.31%         0.94%*       0.79%       0.71%       0.74%
Operating expenses including reimbursement/
   waiver/custody earnings credit .............       1.31%*       1.30%         0.93%*       0.78%       0.68%       0.71%
Operating expenses excluding reimbursement/
   waiver/custody earnings credit .............       1.32%*       1.42%         1.44%*       0.79%       0.71%       0.74%
Net investment income including reimbursement/
   waiver/custody earnings credit .............       0.89%*       1.00%         1.62%*       1.31%       1.55%       1.78%
Portfolio turnover rate .......................         24%**       103%           19%**        72%         77%        110%

----------
+    Unaudited.

*    Annualized.

**   Non-annualized.

*** The selected per share data was calculated using the average shares outstanding method for the period.

(1) The Funds' fiscal year-end changed from August 31 to December 31, effective December 31, 2002.

(2)  Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

           FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                         INVESTMENT CLASS SHARES
                                                  -------------------------------------------------------------------------
                                                  SIX MONTH                    FOUR MONTH
                                                    PERIOD        YEAR           PERIOD          YEAR ENDED AUGUST 31,
                                                    ENDED         ENDED           ENDED      ------------------------------
                                                   6/30/04+     12/31/03       12/31/02(1)    2002        2001        2000
                                                  ---------     --------      ------------   ------      ------      ------
Net asset value, beginning of period ..........    $ 15.73       $ 11.48         $11.89      $12.91      $17.80      $13.34
                                                   -------       -------         ------      ------      ------      ------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss ...........................      (0.15)***     (0.26)***      (0.06)***   (0.19)***   (0.21)***   (0.21)***
Net realized and unrealized gain/(loss)
   on investments .............................       1.35          4.51          (0.35)      (0.83)      (2.23)       4.67
                                                   -------       -------         ------      ------      ------      ------
Total from investment operations ..............       1.20          4.25          (0.41)      (1.02)      (2.44)       4.46
                                                   -------       -------         ------      ------      ------      ------
LESS DISTRIBUTIONS:
Distributions from capital gains ..............         --            --             --          --       (2.45)         --
                                                   -------       -------         ------      ------      ------      ------
Total distributions ...........................         --            --             --          --       (2.45)         --
                                                   -------       -------         ------      ------      ------      ------
Net asset value, end of period ................    $ 16.93       $ 15.73         $11.48      $11.89      $12.91      $17.80
                                                   =======       =======         ======      ======      ======      ======
Total return(2) ...............................       7.63%**      37.02%         (3.45)%**   (7.90)%    (13.87)%     33.43%
                                                   =======       =======         ======      ======      ======      ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........    $12,327       $11,224         $7,048      $7,253      $6,894      $8,871
Operating expenses excluding custody
   earnings credit ............................       2.18%*        2.51%          2.54%*      1.85%       1.75%       1.56%
Operating expenses including reimbursement/
   waiver/custody earnings credit .............       2.17%*        2.51%          2.53%*      1.83%       1.72%       1.52%
Operating expenses excluding reimbursement/
   waiver/custody earnings credit .............       2.78%*        3.11%          3.14%*      1.90%       1.90%       1.71%
Net investment loss including reimbursement/
   waiver/custody earnings credit .............      (1.85)%*      (1.98)%        (1.67)%*    (1.50)%     (1.50)%     (1.36)%
Portfolio turnover rate .......................         51%**        162%            35%**       84%         91%        127%

----------
+    Unaudited.

*    Annualized.

**   Non-annualized.

*** The selected per share data was calculated using the average shares outstanding method for the period.

(1) The Funds' fiscal year-end changed from August 31 to December 31, effective December 31, 2002.

(2)  Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                          INSTITUTIONAL CLASS SHARES
                                                  -------------------------------------------------------------------------
                                                  SIX MONTH                   FOUR MONTH
                                                    PERIOD        YEAR          PERIOD           YEAR ENDED AUGUST 31,
                                                    ENDED         ENDED         ENDED       -------------------------------
                                                   6/30/04+     12/31/03     12/31/02(1)     2002         2001        2000
                                                  ---------     --------     -----------    ------      -------      ------
Net asset value, beginning of period ..........     $15.94       $11.61         $12.04      $13.04      $ 17.91      $13.38
                                                    ------       ------         ------      ------      -------      ------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss ...........................      (0.12)***    (0.23)***      (0.06)***   (0.16)***    (0.17)***   (0.17)***
Net realized and unrealized gain/(loss) on
   investments ................................       1.35         4.56          (0.37)      (0.84)       (2.25)       4.70
                                                    ------       ------         ------      ------      -------      ------
Total from investment operations ..............       1.23         4.33          (0.43)      (1.00)       (2.42)       4.53
                                                    ------       ------         ------      ------      -------      ------
LESS DISTRIBUTIONS:
Distributions from capital gains ..............         --           --             --          --        (2.45)         --
                                                    ------       ------         ------      ------      -------      ------
Total distributions ...........................         --           --             --          --        (2.45)         --
                                                    ------       ------         ------      ------      -------      ------
Net asset value, end of period ................     $17.17       $15.94         $11.61      $12.04      $ 13.04      $17.91
                                                    ======       ======         ======      ======      =======      ======
Total return(2) ...............................       7.72%**     37.30%         (3.57)%**   (7.67)%     (13.66)%     33.86%
                                                    ======       ======         ======      ======      =======      ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........     $  198       $  159         $  290      $3,404      $ 5,818      $6,802
Operating expenses excluding custody earnings
   credit .....................................       1.85%*       2.28%          2.27%*      1.57%        1.47%       1.28%
Operating expenses including reimbursement/
   waiver/custody earnings credit .............       1.84%*       2.28%          2.26%*      1.55%        1.44%       1.24%
Operating expenses excluding reimbursement/
   waiver/custody earnings credit .............       2.45%*       2.88%          2.87%*      1.62%        1.62%       1.43%
Net investment loss including reimbursement/
   waiver/custody earnings credit .............      (1.52)%*     (1.75)%        (1.40)%*    (1.22)%      (1.22)%     (1.08)%
Portfolio turnover rate .......................         51%**       162%            35%**       84%          91%        127%

----------
+    Unaudited.

*    Annualized.

**   Non-annualized.

*** The selected per share data was calculated using the average shares outstanding method for the period.

(1) The Funds' fiscal year-end changed from August 31 to December 31, effective December 31, 2002.

(2)  Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                           INVESTMENT CLASS SHARES
                                                  -------------------------------------------------------------------------
                                                  SIX MONTH                   FOUR MONTH
                                                    PERIOD        YEAR          PERIOD           YEAR ENDED AUGUST 31,
                                                    ENDED         ENDED         ENDED       -------------------------------
                                                   6/30/04+     12/31/03     12/31/02(1)     2002         2001       2000
                                                  ---------     --------     -----------    -------     -------     ------
Net asset value, beginning of period ..........    $ 19.52       $ 14.34       $ 14.84      $ 15.53     $ 12.31     $13.60
                                                   -------       -------       -------      -------     -------     ------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss) ..................      (0.04)***      0.04***       0.04***      0.16***     0.17***    0.18***
Net realized and unrealized gain/(loss) on
   investments ................................       2.01          5.18         (0.29)       (0.71)       3.17      (0.98)
                                                   -------       -------       -------      -------     -------     ------
Total from investment operations ..............       1.97          5.22         (0.25)       (0.55)       3.34      (0.80)
                                                   -------       -------       -------      -------     -------     ------
LESS DISTRIBUTIONS:
Dividends from net investment income ..........         --         (0.04)        (0.25)       (0.14)      (0.12)     (0.24)
Distributions from capital gains ..............         --            --            --           --          --      (0.25)
                                                   -------       -------       -------      -------     -------     ------
Total distributions ...........................         --         (0.04)        (0.25)       (0.14)      (0.12)     (0.49)
                                                   -------       -------       -------      -------     -------     ------
Net asset value, end of period ................    $ 21.49       $ 19.52       $ 14.34      $ 14.84     $ 15.53     $12.31
                                                   =======       =======       =======      =======     =======     ======
Total return(2) ...............................      10.09%**      36.41%        (1.66)%**    (3.59)%     27.28%     (5.83)%
                                                   =======       =======       =======      =======     =======     ======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........    $26,608       $13,441       $16,245      $20,325     $24,342     $7,332
Operating expenses excluding custody earnings
   credit .....................................       1.48%*        1.52%         1.54%*       1.16%       1.24%      1.17%
Operating expenses including reimbursement/
   waiver/custody earnings credit .............       1.47%*        1.52%         1.53%*       1.14%       1.18%      1.15%
Operating expenses excluding reimbursement/
   waiver/custody earnings credit .............       2.08%*        2.12%         2.14%*       1.21%       1.39%      1.32%
Net investment income/(loss) including
   reimbursement/waiver/custody earnings
   credit .....................................      (0.35)%*       0.22%         0.82%*       1.02%       1.24%      1.51%
Portfolio turnover rate .......................         72%**        124%           43%**       117%         95%        94%

----------
+    Unaudited.

*    Annualized.

**   Non-annualized.

*** The selected per share data was calculated using the average shares outstanding method for the period.

(1) The Funds' fiscal year-end changed from August 31 to December 31, effective December 31, 2002.

(2)  Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS -(CONTINUED)
--------------------------------------------------------------------------------

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                         INSTITUTIONAL CLASS SHARES
                                                  ------------------------------------------------------------------------
                                                  SIX MONTH                    FOUR MONTH
                                                    PERIOD          YEAR         PERIOD          YEAR ENDED AUGUST 31,
                                                    ENDED           ENDED        ENDED      ------------------------------
                                                   6/30/04+       12/31/03    12/31/02(1)     2002       2001        2000
                                                  ---------       --------    -----------   -------    -------     -------
Net asset value, beginning of period ..........     $19.55        $ 14.35       $14.86      $15.53     $ 12.31     $ 13.61
                                                    ------        -------       ------      ------     -------     -------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income .........................       0.00***(3)     0.08***      0.05***     0.20***     0.21***     0.21***
Net realized and unrealized gain/(loss)
   on investments .............................       2.01           5.21        (0.28)      (0.71)       3.16       (0.99)
                                                    ------        -------       ------      ------     -------     -------
Total from investment operations ..............       2.01           5.29        (0.23)      (0.51)       3.37       (0.78)
                                                    ------        -------       ------      ------     -------     -------
LESS DISTRIBUTIONS:
Dividends from net investment income ..........         --          (0.09)       (0.28)      (0.16)      (0.15)      (0.27)
Distributions from capital gains ..............         --             --           --          --          --       (0.25)
                                                    ------        -------       ------      ------     -------     -------
Total distributions ...........................         --          (0.09)       (0.28)      (0.16)      (0.15)      (0.52)
                                                    ------        -------       ------      ------     -------     -------
Net asset value, end of period ................     $21.56        $ 19.55       $14.35      $14.86     $ 15.53     $ 12.31
                                                    ======        =======       ======      ======     =======     =======
Total return(2) ...............................      10.28%**       36.86%       (1.57)%**   (3.34)%     27.51%      (5.61)%
                                                    ======        =======       ======      ======     =======     =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........     $7,211        $10,142       $9,285      $9,570     $14,791     $11,739
Operating expenses excluding custody
   earnings credit ............................       1.18%*         1.23%        1.28%*      0.92%       1.00%       0.95%
Operating expenses including reimbursement/
   waiver/custody earnings credit .............       1.17%*         1.23%        1.27%*      0.90%       0.94%       0.93%
Operating expenses excluding reimbursement/
   waiver/custody earnings credit .............       1.78%*         1.83%        1.88%*      0.97%       1.15%       1.10%
Net investment income/(loss) including
   reimbursement/waiver/custody earnings
   credit .....................................      (0.05)%*        0.51%        1.08%*      1.26%       1.48%       1.73%
Portfolio turnover rate .......................         72%**         124%          43%**      117%         95%         94%

----------
+    Unaudited.

*    Annualized.

**   Non-annualized.

*** The selected per share data was calculated using the average shares outstanding method for the period.

(1) The Funds' fiscal year-end changed from August 31 to December 31, effective December 31, 2002.

(2)  Total return represents aggregate total return for the period indicated.

(3)  Less than $0.01.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                           INVESTMENT CLASS SHARES
                                                  --------------------------------------------------------------------------
                                                  SIX MONTH                   FOUR MONTH
                                                    PERIOD        YEAR          PERIOD            YEAR ENDED AUGUST 31,
                                                    ENDED         ENDED         ENDED        -------------------------------
                                                   6/30/04+     12/31/03     12/31/02(1)       2002        2001        2000
                                                  ---------     --------     -----------     -------     -------     -------
Net asset value, beginning of period ..........   $   9.17      $   7.10        $  7.39      $  8.93     $ 12.23     $ 10.32
                                                  --------      --------        -------      -------     -------     -------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income .........................       0.03***       0.05***        0.01***      0.05***     0.06***     0.06***
Net realized and unrealized gain/(loss)
   on investments .............................       0.30          2.05          (0.25)       (1.55)      (3.19)       1.91
                                                  --------      --------        -------      -------     -------     -------
Total from investment operations ..............       0.33          2.10          (0.24)       (1.50)      (3.13)       1.97
                                                  --------      --------        -------      -------     -------     -------
LESS DISTRIBUTIONS:
Dividends from net investment income ..........         --         (0.03)         (0.05)       (0.04)      (0.03)      (0.04)
Distributions from capital gains ..............         --            --             --           --       (0.14)      (0.02)
                                                  --------      --------        -------      -------     -------     -------
Total distributions ...........................         --         (0.03)         (0.05)       (0.04)      (0.17)      (0.06)
                                                  --------      --------        -------      -------     -------     -------
Net asset value, end of period ................   $   9.50      $   9.17        $  7.10      $  7.39     $  8.93     $ 12.23
                                                  ========      ========        =======      =======     =======     =======
Total return(2) ...............................       3.60%**      29.62%         (3.23)%**   (16.95)%    (25.82)%     19.14%
                                                  ========      ========        =======      =======     =======     =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........   $113,558      $107,818        $63,224      $59,466     $83,421     $85,704
Operating expenses excluding custody
   earnings credit ............................       0.92%*        1.06%          1.23%*       0.87%       0.67%       0.62%
Operating expenses including
   reimbursement/waiver/custody
   earnings credit ............................       0.92%*        1.05%          1.22%*       0.86%       0.64%       0.60%
Operating expenses excluding
   reimbursement/waiver/custody
   earnings credit ............................       0.92%*        1.06%          1.23%*       1.01%       0.98%       0.97%
Net investment income including
   reimbursement/waiver/custody earnings
   credit .....................................       0.64%*        0.66%          0.59%*       0.53%       0.54%       0.54%
Portfolio turnover rate .......................          6%**          3%             6%**        22%          8%         61%

----------
+    Unaudited.

*    Annualized.

**   Non-annualized.

*** The selected per share data was calculated using the average shares outstanding method for the period.

(1) The Funds' fiscal year-end changed from August 31 to December 31, effective December 31, 2002.

(2)  Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                        INSTITUTIONAL CLASS SHARES
                                                  ---------------------------------------------------------------------
                                                  SIX MONTH               FOUR MONTH
                                                   PERIOD       YEAR        PERIOD              YEAR ENDED AUGUST 31,
                                                    ENDED       ENDED        ENDED      -------------------------------
                                                  6/30/04+    12/31/03    12/31/02(1)     2002        2001       2000
                                                  ---------   --------    -----------   -------     -------     -------
Net asset value, beginning of period ..........   $  9.18     $  7.10      $  7.41      $  8.95     $ 12.25     $ 10.33
                                                  -------     -------      -------      -------     -------     -------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income .........................      0.04***     0.08***      0.02***      0.07***     0.09***     0.10***
Net realized and unrealized gain/(loss)
   on investments .............................      0.30        2.05        (0.26)       (1.54)      (3.19)       1.91
                                                  -------     -------      -------      -------     -------     -------
Total from investment operations ..............      0.34        2.13        (0.24)       (1.47)      (3.10)       2.01
                                                  -------     -------      -------      -------     -------     -------
LESS DISTRIBUTIONS:
Dividends from net investment income ..........        --       (0.05)       (0.07)       (0.07)      (0.06)      (0.07)
Distributions from capital gains ..............        --          --           --           --       (0.14)      (0.02)
                                                  -------     -------      -------      -------     -------     -------
Total distributions ...........................        --       (0.05)       (0.07)       (0.07)      (0.20)      (0.09)
                                                  -------     -------      -------      -------     -------     -------
Net asset value, end of period ................   $  9.52     $  9.18      $  7.10      $  7.41     $  8.95     $ 12.25
                                                  =======     =======      =======      =======     =======     =======
Total return(2) ...............................      3.70%**    30.05%       (3.18)%**   (16.58)%    (25.56)%     19.45%
                                                  =======     =======      =======      =======     =======     =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........   $25,697     $23,621      $15,245      $19,999     $22,799     $17,651
Operating expenses excluding custody
   earnings credit ............................      0.64%*      0.76%        0.95%*       0.58%       0.37%       0.37%
Operating expenses including
   reimbursement/waiver/custody
   earnings credit ............................      0.63%*      0.75%        0.94%*       0.57%       0.34%       0.35%
Operating expenses excluding
   reimbursement/waiver/custody
   earnings credit ............................      0.64%*      0.76%        0.95%*       0.72%       0.68%       0.72%
Net investment income including
   reimbursement/waiver/custody
   earnings credit ............................      0.93%*      0.96%        0.87%*       0.82%       0.84%       0.79%
Portfolio turnover rate .......................         6%**        3%           6%**        22%          8%         61%

----------
+    Unaudited.

*    Annualized.

**   Non-annualized.

*** The selected per share data was calculated using the average shares outstanding method for the period.

(1) The Funds' fiscal year-end changed from August 31 to December 31, effective December 31, 2002.

(2)  Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------

           FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                            QUALIFIED CLASS SHARES
                                                  ------------------------------------------------------------------------
                                                  SIX MONTH              FOUR MONTH         YEAR ENDED
                                                   PERIOD       YEAR       PERIOD           AUGUST 31,            PERIOD
                                                    ENDED       ENDED       ENDED      -------------------         ENDED
                                                  6/30/04+    12/31/03   12/31/02(1)     2002        2001       8/31/00(3)
                                                  ---------   --------   -----------   -------     -------      ----------
Net asset value, beginning of period ..........   $ 9.15      $ 7.09      $ 7.36       $  8.90     $ 12.23       $10.94
                                                  ------      ------      ------       -------     -------       ------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income .........................     0.03***     0.04***     0.01***       0.04***     0.05***      0.09***
Net realized and unrealized gain/(loss)
   on investments .............................     0.30        2.05       (0.25)        (1.54)      (3.19)        1.20
                                                  ------      ------      ------       -------     -------       ------
Total from investment operations ..............     0.33        2.09       (0.24)        (1.50)      (3.14)        1.29
                                                  ------      ------      ------       -------     -------       ------
LESS DISTRIBUTIONS:
Dividends from net investment income ..........       --       (0.03)      (0.03)        (0.04)      (0.05)          --
Distributions from capital gains ..............       --          --          --            --       (0.14)          --
                                                  ------      ------      ------       -------     -------       ------
Total distributions ...........................       --       (0.03)      (0.03)        (0.04)      (0.19)          --
                                                  ------      ------      ------       -------     -------       ------
Net asset value, end of period ................   $ 9.48      $ 9.15      $ 7.09       $  7.36     $  8.90       $12.23
                                                  ======      ======      ======       =======     =======       ======
Total return(2) ...............................     3.61%**    29.45%      (3.22)%**    (16.93)%    (25.90)%      11.79%**
                                                  ======      ======      ======       =======     =======       ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........   $3,011      $3,565      $1,730       $ 2,073     $ 1,770       $1,158
Operating expenses excluding custody
   earnings credit ............................     1.00%*      1.15%       1.35%*        0.98%       0.77%        0.62%*
Operating expenses including reimbursement/
   waiver/custody earnings credit .............     0.99%*      1.14%       1.34%*        0.97%       0.74%        0.60%*
Operating expenses excluding reimbursement/
   waiver/custody earnings credit .............     1.00%*      1.15%       1.35%*        1.12%       1.08%        0.97%*
Net investment income including reimbursement/
   waiver/custody earnings credit .............     0.57%*      0.58%       0.47%*        0.42%       0.44%        0.54%*
Portfolio turnover rate .......................        6%**        3%          6%**         22%          8%          61%**

----------
+    Unaudited.

*    Annualized.

**   Non-annualized.

*** The selected per share data was calculated using the average shares outstanding method for the period.

(1) The Funds' fiscal year-end changed from August 31 to December 31, effective December 31, 2002.

(2)  Total return represents aggregate total return for the period indicated.

(3) The Wilshire 5000 Index Portfolio Qualified Class Shares commenced operations May 10, 2000.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------

            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                         HORACE MANN CLASS SHARES
                                                  ---------------------------------------------------------------------
                                                  SIX MONTH                FOUR MONTH       YEAR ENDED
                                                    PERIOD      YEAR         PERIOD          AUGUST 31,           PERIOD
                                                    ENDED       ENDED        ENDED      -------------------        ENDED
                                                   6/30/04+   12/31/03    12/31/02(1)     2002        2001      8/31/00(3)
                                                  ---------   --------    -----------   -------     -------     ----------
Net asset value, beginning of period ..........    $ 9.15      $ 7.09       $ 7.38      $  8.91     $ 12.22       $10.00
                                                   ------      ------       ------      -------     -------       ------

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income .........................      0.03***     0.05***      0.01***      0.04***     0.05***      0.07***
Net realized and unrealized gain/(loss)
   on investments .............................      0.30        2.04        (0.25)       (1.53)      (3.17)        2.21
                                                   ------      ------       ------      -------     -------       ------
Total from investment operations ..............      0.33        2.09        (0.24)       (1.49)      (3.12)        2.28
                                                   ------      ------       ------      -------     -------       ------

LESS DISTRIBUTIONS:
Dividends from net investment income ..........        --       (0.03)       (0.05)       (0.04)      (0.05)       (0.06)
Distributions from capital gains ..............        --          --           --           --       (0.14)          --
                                                   ------      ------       ------      -------     -------       ------
Total distributions ...........................        --       (0.03)       (0.05)       (0.04)      (0.19)       (0.06)
                                                   ------      ------       ------      -------     -------       ------
Net asset value, end of period ................    $ 9.48      $ 9.15       $ 7.09      $  7.38     $  8.91       $12.22
                                                   ======      ======       ======      =======     =======       ======
Total return(2) ...............................      3.61%**    29.44%       (3.28)%**   (16.85)%    (25.79)%      22.87%**
                                                   ======      ======       ======      =======     =======       ======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........    $1,841      $1,915       $1,401      $ 1,401     $ 1,623       $1,432
Operating expenses excluding custody
   earnings credit ............................      0.99%*      1.11%        1.30%*       0.93%       0.72%        0.72%*
Operating expenses including reimbursement/
   waiver/custody earnings credit .............      0.98%*      1.10%        1.29%*       0.92%       0.69%        0.70%*
Operating expenses excluding reimbursement/
   waiver/custody earnings credit .............      0.99%*      1.11%        1.30%*       1.07%       1.03%        1.07%*
Net investment income including
   reimbursement/waiver/custody earnings
   credit .....................................      0.58%*      0.61%        0.52%*       0.47%       0.49%        0.44%*
Portfolio turnover rate .......................         6%**        3%           6%**        22%          8%          61%**

----------
+    Unaudited.

*    Annualized.

**   Non-annualized.

*** The selected per share data was calculated using the average shares outstanding method for the period.

(1) The Funds' fiscal year-end changed from August 31 to December 31, effective December 31, 2002.

(2)  Total return represents aggregate total return for the period indicated.

(3) The Wilshire 5000 Index Portfolio Horace Mann Class Shares commenced operations December 10, 1999.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.   Significant Accounting Policies.

Wilshire Mutual Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992. The Company operates as a series company and presently offers five series: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index Portfolio (collectively the "Portfolios", each a Portfolio of the Company). The Company accounts separately for the assets, liabilities and operations of each series, and, for Federal income tax purposes, each Portfolio is treated as a separate legal entity.

Each of the Portfolios offers Investment and Institutional Class shares (the "Shares"), each of which has equal rights as to class and voting privileges. The Wilshire 5000 Index Portfolio also offers Qualified Class Shares and Horace Mann Class Shares. Each of the Investment Class, Qualified Class and Horace Mann Class has exclusive voting rights with respect to its particular service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs in its respective service and distribution expenses.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

PORTFOLIO VALUATION: Each Portfolio's investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. For securities traded on the National Association of Securities Dealers Automated Quotations system ("NASDAQ"), the NASDAQ Official Closing Price is used. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Directors.

FUTURES CONTRACTS: A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments known as "variation margin," are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on futures contracts. The use of futures transactions involves the risk of imperfect correlation in movement in the price of futures contracts, interest rates, and underlying hedged assets.


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--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of premium and accretion of discount on investments is recognized on the accrual basis.

EXPENSES: Distribution and Service fees directly attributable to a class of shares are charged to that class' operations. Expenses of the Portfolios other than Distribution and Service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses and fees, including the advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio's shares.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Portfolio's net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax.

OTHER: In the normal course of business, the Portfolios enter into contracts that provide general indemnifications. The Portfolios' maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2.   Investment Advisory Fee, Administration Fee and Other Transactions.

The advisory agreement (the "Agreement") between the Company and Wilshire Associates Incorporated ("Wilshire") permits the Board of Directors and Wilshire to retain sub-advisers to the Portfolios in certain circumstances without shareholder approval. Under the Agreement, Wilshire may charge annual fees up to 0.75% of average daily net assets for the Large Company Growth and Large Company Value Portfolios, up to 0.85% of average daily net assets for the Small Company Growth and Small Company Value Portfolios, and 0.10% of average daily net assets of the Wilshire 5000 Index Portfolio. For the six months ended June 30, 2004, Wilshire voluntarily waived 0.60% from its fee for the Small Company Growth Portfolio and 0.60% from its fee for the Small Company Value Portfolio.

For the six months ended June 30, 2004, Wilshire voluntarily waived fees as follows:

PORTFOLIO
---------
Small Company Growth Portfolio .......................................   $35,720
Small Company Value Portfolio.........................................    71,398


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--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

The Board of Directors of the Company has approved Los Angeles Capital Management & Equity Research, Inc., ("L.A. Capital"), Putnam Advisory Company, LLC ("Putnam"), Grantham, Mayo, Van Otterloo & Co., LLC ("GMO"), and Alliance Capital Management, LP ("Alliance Capital") (collectively the "Sub-Advisers") to provide sub-advisory services with respect to the Portfolios. L.A. Capital, Putnam, and GMO each manage a portion of the Large Company Growth Portfolio. L.A. Capital and Alliance Capital manage a portion of the Large Company Value Portfolio. L.A. Capital is the sole sub-adviser for the Small Company Growth Portfolio, the Small Company Value Portfolio, and the Wilshire 5000 Index Portfolio.

Wilshire continues to oversee the Sub-Advisers. The fees of the Sub-Advisers are paid by Wilshire.

PFPC Inc. ("PFPC") serves as the Company's administrator and fund accounting agent pursuant to a services agreement.

The Northern Trust Company serves as the Company's custodian. Each Portfolio maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amount of interest earned on such uninvested cash balances. The amounts are presented as Custody earnings credits in the Statements of Operations.

No officer, director or employee of Wilshire, PFPC, or any affiliate thereof, receives any compensation from the Company for serving as Director or officer of the Company. The Company pays each unaffiliated Director an annual fee of $3,000 plus an additional $2,500 for each board meeting attended. The Company also reimburses expenses incurred by the unaffiliated Directors in attending such meetings.

3.   Distribution and Service Plan.

The Directors of the Company, the Investment Class shareholders of each Portfolio and the Qualified Class shareholders of the Wilshire 5000 Index Portfolio have adopted service and distribution plans (the "Plans") pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the 1940 Act, with respect to the Investment Class Shares shares of each Portfolio and the Qualified Class Shares of the Wilshire 5000 Index Portfolio. Under the Plans, each such Portfolio reimburses PFPC Distributors, Inc. (the "Distributor"), at an annual rate of up to 0.25% of the value of the average daily net assets attributable to the Investment Class Shares and Qualified Class Shares of each Portfolio for certain service fees provided by securities dealers or other financial intermediaries ("service fees") and for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class Shares or Qualified Class Shares. For the six months ended June 30, 2004, the distribution and service fee expenses incurred for each such class of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index Portfolio were 0.25% of average net assets, respectively.

In addition, Investment Class Shares and Institutional Class Shares pay the expenses associated with certain shareholder servicing arrangements with third parties, provided that payment of such fees to any such shareholder service provider does not exceed in any year 0.15% of the Portfolio's average net assets attributable to the shares whose holders are serviced by such provider.

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--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

For the six months ended June 30, 2004, the shareholder service provider fees were as follows (as a percent of average net assets of each class, annualized):

PORTFOLIO                                 INVESTMENT CLASS   INSTITUTIONAL CLASS
---------                                 ----------------   -------------------
Large Company Growth Portfolio ........         0.11%               0.01%
Large Company Value Portfolio .........         0.05%               0.01%
Small Company Growth Portfolio ........         0.08%                 --
Small Company Value Portfolio .........         0.05%                 --
Wilshire 5000 Index Portfolio .........           --                  --

The Qualified Class Shares of the Wilshire 5000 Index Portfolio has adopted a shareholder services plan which authorizes payments by the Qualified Class Shares of up to 0.15% of the average daily net assets attributable to the Portfolio's Qualified Class Shares for certain shareholder services provided by Insurers or other financial intermediaries. For the six months ended June 30, 2004, the shareholder service provider fees for the Qualified Class Shares was 0.11% of average net assets (annualized).

The Directors of the Company and the Horace Mann Class shareholders of the Wilshire 5000 Index Portfolio, have adopted a service and distribution plan pursuant to Rule 12b-1 with respect to the Horace Mann Class Shares of the Wilshire 5000 Index Portfolio. Under such Plan, the Company pays the Distributor a fee equal to 0.35% of the value of the average daily net assets of the Wilshire 5000 Index Portfolio attributable to the Horace Mann Class Shares.

4.   Securities Transactions.

For the six months ended June 30, 2004, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

PORTFOLIO                                              PURCHASES        SALES
---------                                            ------------   ------------
Large Company Growth Portfolio ...................   $234,669,877   $199,046,330
Large Company Value Portfolio ....................     15,023,307     28,656,275
Small Company Growth Portfolio ...................      6,309,140      6,048,189
Small Company Value Portfolio ....................     25,471,987     17,772,519
Wilshire 5000 Index Portfolio ....................      8,553,216      9,051,596

The aggregate gross unrealized appreciation and depreciation, as computed on a Federal income tax basis, at June 30, 2004 for each Portfolio is as follows:

                                     UNREALIZED     UNREALIZED    NET UNREALIZED
PORTFOLIO                           APPRECIATION   DEPRECIATION    APPRECIATION
---------                           ------------   ------------   --------------
Large Company Growth Portfolio ..   $103,567,103   $ (9,127,182)    $94,439,921
Large Company Value Portfolio ...     10,624,075       (586,454)     10,037,621
Small Company Growth Portfolio ..      2,278,666       (438,980)      1,839,686
Small Company Value Portfolio ...      4,941,336       (447,419)      4,493,917
Wilshire 5000 Index Portfolio ...     29,215,120    (16,085,272)     13,129,848

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

5.   Significant Shareholder Activity.

On June 30, 2004, the following shareholders held 10% or more of the outstanding shares of the Portfolios. These represent omnibus shareholder accounts comprised of many individual shareholders.

PORTFOLIO
---------
Large Company Growth Portfolio (1 omnibus shareholder) ...................   60%
Large Company Value Portfolio (2 omnibus shareholders) ...................   51%
Small Company Growth Portfolio (2 omnibus shareholders) ..................   68%
Small Company Value Portfolio (2 omnibus shareholders) ...................   43%
Wilshire 5000 Index Portfolio (2 omnibus shareholders) ...................   62%

6.   Tax Information.

No provision for Federal income taxes is required since the Portfolios intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ending December 31, 2003, the following Portfolios elected to defer capital losses occurring between November 1, 2003 and December 31, 2003 as follows:

PORTFOLIO                                                         CAPITAL LOSSES
---------                                                         --------------
Wilshire 5000 Index Portfolio .................................       $28,144

The Portfolios intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2003, the following Portfolios had available for Federal income tax purposes unused capital losses as follows:

                                                   EXPIRING DECEMBER 31,
                                     -------------------------------------------------
PORTFOLIO                              2008         2009          2010         2011
---------                            --------   -----------   -----------   ----------
Large Company Growth Portfolio ...         --   $66,589,785   $38,469,520           --
Large Company Value Portfolio ....         --        68,331     3,374,466           --
Small Company Growth Portfolio ...         --            --       217,743           --
Small Company Value Portfolio ....         --            --       133,610           --
Wilshire 5000 Index Portfolio ....   $343,818     1,775,025     8,232,611   $3,810,647

--------------------------------------------------------------------------------

WILSHIRE MUTUAL FUNDS, INC.
INFORMATION ON PROXY VOTING
--------------------------------------------------------------------------------

The Securities and Exchange Commission ("SEC") has adopted the requirement that all funds file their complete proxy voting record with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities, along with each Portfolio's proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2004, is available at no charge, upon request by calling 1-888-200-6796, by e-mailing us at www.wilshirefunds.com, or on the SEC's website at http://www.sec.gov.


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

[LOGO]
WILSHIRE MUTUAL FUNDS, INC.

c/o PFPC Inc.
P.O. Box 9807
Providence, RI 02940
1-888-200-6796
www.wilshirefunds.com

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications pursuant to Rule  30a-2(a)  under the 1940 Act  and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Certifications  pursuant  to  Rule 30a-2(a) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Wilshire Mutual Funds Inc.
             --------------------------------------------
By (Signature and Title)*   /s/ MICHAEL J. NAPOLI, JR.
                         -------------------------------------------------------
                                    Michael J. Napoli, Jr., President
                                    (principal executive officer)

Date   September 7, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ MICHAEL J. NAPOLI, JR.
                         -------------------------------------------------------
                                    Michael J. Napoli, Jr., President
                                    (principal executive officer)

Date   September 7, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*   /s/ HELEN E. WEBB
                         -------------------------------------------------------
                                    Helen E. Webb, Treasurer
                                    (principal financial officer)

Date   September 7, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.